Mercantile Funds, Inc.

Semi-Annual Report

NOVEMBER 30, 2002

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Dear Shareholder,

It is a pleasure to present the semi-annual report for Mercantile Funds, Inc. for the period ended November 30, 2002. This report includes investment performance, financial information and Fund synopses for the Equity, Bond and Money Market Funds. Also included is a Statement of Net Assets for each of the Funds listing the securities held as of November 30, 2002.

The uneven nature of the current recovery leaves the economy operating below its long-term potential. Indeed, during the past year, real GDP has averaged only about two-thirds of the normal first year growth rate of an emerging business cycle. The consumer sector has provided the bulk of the gains, supported by consistent personal income growth and record levels of mortgage refinancings. However, firms have remained cautious about increasing their inventories, capital spending and additions to payroll, which has kept overall economic activity muted.

The threat of war, corporate governance issues and lowered earnings guidance have increased investor uncertainty and resulted in reduced risk-taking. Equity markets have responded negatively by plunging to new lows in both July and October. Conversely, U.S. Treasury securities have been the benefactor to a wave of funds searching for safety moving market yields to generational lows. Importantly, impressive productivity gains and cost cutting are quietly working to support a cyclical turn in corporate profits. More recently, investor sentiment has begun to turn as stocks have experienced a move up in price over the past few months.

The Funds’ advisor believes the footings of the recovery remain sound and anticipates solid, but not spectacular, economic growth as the business cycle develops. As several of the uncertainties currently dogging the financial markets are resolved, business conditions should improve and provide a boost to profits. In this environment, equity markets should become less volatile and the flight to quality bid in the Treasury market may lessen. Security selection by the Funds’ portfolio managers will remain critical.

The pages that follow discuss the investment objectives, performance, structure and strategy of each of the Mercantile Funds. We appreciate your investment in the Mercantile Funds and welcome any suggestions or comments.

Best Regards,
Leslie B. Disharoon
Chairman

Shares of Mercantile Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured nor guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

For more complete information on Mercantile Funds, Inc., including expenses and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services Limited Partnership serves as the Funds’ distributor.

The Mercantile Growth & Income Fund

The equity markets over the past six months have been characterized by indecisiveness about the magnitude of recovery in corporate earnings. The Mercantile Growth & Income Fund’s focus on stock selection of quality companies helped its relative returns over the past six months. Stocks such as Vodafone (1.4%), Microsoft (2.8%), Sysco (1.3%), Merck (4.1%) and United Parcel Service (1.5%) advanced in a market that broadly declined. The Fund also benefited from its under-weighing in the Utilities sector.1

During the six months ended November 30, 2002, the advisor initiated new positions in companies such as Cox Communications (0.6%), Campbell Soup (0.9%) and Capital One Financial (1.6%). The advisor has admired these companies for a long time and had a chance to acquire them at reasonable valuations. Investments in Kimberly-Clark, IMS Health and Sungard Data Systems were sold1.

The advisor’s endeavor is to invest in companies that should emerge stronger from the current sluggish economic environment. Quality and fundamentals endure long after emotions are forgotten and the advisor believes this strategy, over time, could generate excellent relative returns.

The Mercantile Equity Income Fund

During the six months ended November 30, 2002, sharp declines in a diverse group of stocks such as General Motors (1.1%), Albertsons (0.9%), J.P. Morgan Chase (1.0%), Intel (Sold), BP (2.8%) and Chubb (1.5%) adversely impacted the Mercantile Equity Income Fund’s relative performance. These losses were mitigated by gains in stocks such as Microsoft (1.2%), IBM (2.3%), Worthington Industries (1.2%), Merck (2.7%) and 3M (1.0%). Overall, Technology, Telecommunications and old economy cyclical stocks did well in the portfolio, while Energy, Property Casualty Insurance and Consumer Cyclical issues fared poorly1.

The broad stock decline that began in mid-March reached a climax in one of the weakest Septembers in stock market history. Stocks rallied dramatically in October, and the rally continued through November. Time will tell if this extreme volatility represents “base building” in advance of an inflection point in the trend for stock prices. Clearly recent economic reports have been somewhat more positive, but fourth quarter earnings and the uncertain outlook for the first few months of 2003 could cause continued near-term volatility, particularly with a looming confrontation with Iraq.

In this turbulent environment, the Fund’s advisor has focused especially on diversification, dividends, value and financial strength in portfolio holdings.

The Mercantile Equity Growth Fund

Changes made by the Mercantile Equity Growth Fund’s new management team, such as investing in companies with better quality and consistent growth characteristics, have begun to show results in terms of relative performance. During the past six months, the advisor reduced investments in the Technology sector and increased investments in other sectors. Relative to its benchmark and peer group, the Fund is now overweight in the Consumer Staples sector and underweight in the Technology sector1.

The advisor continues to seek investment opportunities with sustainable profitability models. During the six months ended November 30, 2002, the advisor initiated investments in Cox Communications (1.7%), Capital One (1.9%), Dell Computer (1.7%) and Sysco (2.4%). The Cable and Cable modem business of Cox has high barriers to entry and pricing flexibility. Capital One continues to be one of the better-operated and faster growing credit card companies. Dell, the low cost provider in personal computers, has been gaining market share rapidly. Sysco also generates excellent profitability while continuing to grow market share. Investments sold during the period include AT&T Wireless, CVS, Electronic Data Services and Schering Plough1.

The advisor believes that the Fund is now a well-diversified portfolio of high-quality companies. The advisor believes that most of these companies will deliver above-average revenue, earnings and dividend growth.

The Mercantile Capital Opportunities Fund 2

The six-month period ended November 30, 2002 was a difficult one for stocks as investors remained concerned over the quality of corporate financial statements, global instability and a tepid economic rebound. The period did end on a positive note, however, with stocks making a strong rebound in October and November.

The Mercantile Capital Opportunities Fund was down as well for the period, but its return was better than that of its benchmark by a considerable margin. Strong stock selection, particularly in the Technology and Healthcare sectors, was the main catalyst behind the Fund’s relative outperformance. Inspire Pharmaceuticals (4.2%) was the portfolio’s best performing stock, as it was up more than 180% during the period after announcing positive developments regarding its product for “dry-eye” condition. Coach (2.4%) was also a strong performer as it continued to deliver strong sales and earnings growth1.

Many technology-related stocks were down, especially in the early part of the period, as the outlook for capital spending remained murky. Micrel (0.7%) was down over 45% during the period based on the uncertainty as to the timing and extent of a rebound in technology spending. Companies that reported earnings shortfalls or reduced future estimates were also severely punished. Wet Seal (Sold) declined over 50% after it lowered future guidance. The Fund exited from the stock during the period1.

The Mercantile International Equity Fund 3

Global equity markets remained mired in a period of mixed and uncertain economic signals in the six months ended November 30, 2002. During this time, the Mercantile International Equity Fund continued to perform well on a relative basis. The period did end on a positive note as most major European markets rallied nearly 20% from their September lows, spearheaded by Technology and Telecom stocks. In Asia, Japan climbed 4% in the month of November. The Fund’s relative out-performance in the six-month period was again based on its overweight position in Consumer Staples and good stock selection in the Technology and Telecom industries. This defensive posturing of the Fund’s portfolio meant that the portfolio lagged in strong markets but outperformed in weak markets. Amidst the rally started in October, profits were taken in the high-flying Tech and Telecom sectors. Proceeds were distributed to the high quality, sold-off Consumer Staples and Pharmaceutical sectors, which looked compelling on an absolute and relative basis1.

Looking forward, the Fund’s managers believe that the recent rally has run its course on fundamental valuation grounds, particularly in the absence of more convincing evidence of a pick up in economic growth. Anecdotal evidence pointing to weakening housing prices, corporations cutting capital investment and jobs, and the continuing geopolitical risks and threats of terrorist attacks, have global markets on edge. The advisor feels that the Fund is suitably positioned in this environment, but may increase its weighting in higher risk stocks as valuations become more attractive.

The Mercantile Diversified Real Estate Fund

After peaking for the year at the end of June, REITs began declining along with the broader market in July. The sector rebounded sharply during the last week of July only to fall again during the market weakness in September. REITs again staged a recovery from the second week of October. The Mercantile Diversified Real Estate Fund’s advisor has taken advantage of this volatility by adding to positions and locking in attractive yields when the markets were weak. The advisor continues to monitor dividend risk and has been increasing the Fund’s positions in companies with a combination of solid dividend coverage and above-average dividend growth potential. Despite the media focus on a couple of REITs that have cut their payouts, many more have increased their dividends and will likely continue to do so. In addition, REITs have also strengthened their balance sheets, taking advantage of lower cost debt and reducing leverage through asset sales.

The Office, Apartment, and Hotel sectors remain the most difficult near-term due to continued economic weakness, although they seem to have stabilized recently. In general, real estate fundamentals such as rental rates and occupancy have declined over the last two years but the declines seem to be leveling off. Real estate asset prices have remained strong as institutional investors have been increasing their investments in real estate due to weak returns in other assets. The advisor expects the industry to recover with the economy, with Apartment, Hotel, and Industrial properties being the first to benefit.

The Mercantile Limited Maturity Bond Fund

For the six-month period ended November 30, 2002, interest rates were generally lower on higher quality credits. Investors fled the turbulence in the equity markets during the summer and early fall and sought safety in bonds. U.S. Treasury yields declined 0.50% to 1.00%, while yields on U.S. Government Agency and the highest quality corporate issues also dropped during the six months. Lower quality credits, by contrast, suffered through much of the period with their yields rising through October. However, with the better conditions in the equity market in the most recent two months, lower quality credits performed well in November, as the corporate bond market enjoyed its best ever monthly return when compared to the Treasury market.

In this environment, income returns were augmented by capital appreciation resulting in returns ranging from 3% to 9% along the intermediate Treasury curve. Factors that hindered performance of the Mercantile Limited Maturity Bond Fund relative to the benchmark in this “flight to quality’ environment were a shorter duration and overweighting of mortgage and corporate bonds.

Mortgage-backed bond exposure fell as the refinancing wave and strength in the housing market led to increased prepayments of home mortgages. Corporate bonds were slightly reduced through some swaps to Treasuries and Agencies. Cash reserves were reduced as well. The average life of the Fund was essentially unchanged from fiscal year end at 2.2 years.

With better financial conditions emerging in the stock and bond markets, the worry over a second dip in the economy should fade. While economic indicators continue to be a mixture of both positive and negative reports, the preponderance of economic news is improving. With continued monetary and fiscal policy stimulation, the economy appears poised to continue on its modest expansionary track. In such an environment, the Federal Reserve may eventually need to reverse course on its highly-stimulative monetary policy and market rates may move higher in anticipation of such a changeover.

The Mercantile Total Return Bond Fund

During the six-months ended November 30, 2002, bond yields appeared to move in lock step with stock prices. Initially, corporate governance issues tested the capital markets’ resolve as several well-publicized episodes of corporate malfeasance came to light along with concerns over the quality of the data in financial statements. Additionally, geopolitical tensions have risen as the United States escalated its war on terrorism, including an impending showdown with Iraq. As a result of these uncertainties, stock prices fell precipitously during the spring and summer as investors fled equities and lower quality corporate bonds for the safety of U.S. Treasury debt, driving government yields to generational lows.

For the period, the Mercantile Total Return Bond Fund maintained a relative effective duration lower than its unmanaged benchmark, which hindered its relative performance during this period of declining yields. In addition, the Fund’s portfolio remained overweight in so-called “spread products”, which include corporate, high yield and mortgage-backed pass-through securities. As the uncertainties grew, investors preferred the security of government issues.

Recently, the financial markets have begun to show signs of stabilization and yields on U.S. Treasuries have begun to rise faster than those on corporate securities. It is anticipated that several of the uncertainties currently weighing on the financial markets should be resolved over the intermediate term. The Fund’s portfolio has been positioned to benefit in such an environment as Treasury yield levels and corporate bond spreads should continue their current trends toward more normal bond market relationships.

The Mercantile Maryland Tax-Exempt Bond Fund 4

Credit downgrades that have affected issuers nationwide have not been seen in the state of Maryland. Although the state is far out of balance in its budget, the rating agencies have not changed the state’s Aaa ratings. Local governments have also escaped the wrath of the agencies, who take a long-term perspective in their analysis of an issuer’s creditworthiness. Only a longer economic downturn or poor fiscal management would put their ratings in jeopardy of a downgrade. Maryland issuers, on the other hand, did not tap the municipal bond market to the extent of others across the country, despite rates that hit 40-year lows in September. Steady retail and institutional demand for bonds combined with the spotty issuance to keep credit spreads relatively tight, particularly when compared to the general widening of spreads in the rest of the municipal bond market. Projecting into 2003, as the economy should gradually improve and lawmakers deal with some tough fiscal problems, credit quality in Maryland should remain favorable. Demand for bonds should remain stable, but nothing like the frenzied buying that took place earlier this year as the equity markets melted down.

The effective duration of the Mercantile Maryland Tax-Exempt Bond Fund had been shortened during the summer of 2002, the timing of which, in retrospect, was a bit too soon. The Iraq situation, economic softness and technical factors in the mortgage market all contributed to the decline in yields that ended in late September. Since then, the equity markets have stabilized and the economy seems poised for a modest recovery. With the Iraq situation still unsettled, markets will remain volatile. The Federal Reserve has signaled that their rate cut in November may be the last of the cycle, barring a sharp downturn or shock to the economy. This points to possibly a general increase in interest rates over the next six months. The advisor plans to keep the Fund’s duration short, acting nimbly to add relative value during those periods of volatility.

The Mercantile Intermediate Tax-Exempt Bond Fund 4

Yields on short and intermediate municipal bond maturities reached 40-year lows during the late summer of 2002. At the end of November, however, yields retraced nearly half or more of their move since the beginning of June. Expectations of worst case scenarios in the economy, world politics, and the financial markets pushed stock prices and bond yields lower. Investors, en masse, moved out of equities and into the safety of Treasuries and municipals. Technical factors related to the mortgage market exacerbated the plunge in yields. By mid-October, the psychology of the capital markets had changed dramatically. Equity indices have rallied 15% or more off their lows while bond yields rose 0.30% to 0.60%. Reasons included economic indicators pointing toward modest recovery in 2003, beginning of a resolution to the accounting analyst fiasco and the UN/Iraq Inspector compromise. The Federal Reserve cut the federal funds rate 0.50%, to 1.25%, in early November, but characterized it as an “insurance policy” against a dip in the recovering economy.

Tax-exempt bonds benefited from the asset reallocation that took place in middle and late 2002. Flows into municipal bond funds averaged over $2 billion per month through September, when the low in yields occurred. Retail buying was strong through the summer, but as yields moved into record low territory in late August and September, the perceived lack of relative return caused investors to pause. Issuance will set a record in 2002, as record low rates and shortfalls in expected revenues motivated governments and other tax-exempt entities to add more debt to their balance sheets. Credit ratings continue their slight deterioration, as state and local government deficits balloon higher. Most entities are moving away from accounting gimmicks or one-time measures to plug the budgetary holes, however, and are using a sounder combination of tax increases and spending cuts.

The advisor shortened the duration of the Mercantile Intermediate Tax-Exempt Bond Fund during mid summer of 2002. In hindsight, the timing was a little bit early, given the subsequent move lower in yields. The move to higher yields that began in October is believed to be the beginning of a trend, rather than a correction. The only caveat is that a war with Iraq could cause a sharp, albeit temporary, shift lower in yields. The advisor plans to keep the Fund’s duration short, but may move quickly in periods of volatility, utilizing those opportunities to add relative value.

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The Mercantile National Tax-Exempt Bond Fund 4

Over the past six months, municipal yields have varied considerably. From June through September 2002, yields declined 0.50% to 0.75%, their lowest levels in 40-years. However, from late September through November 2002, tax-exempt yields increased 35-45 basis points across the yield curve. There were many and varied reasons for the volatility. The economic recovery petered out in the summer and early fall, then appeared as if it was moving again late in the year. Terrorism threats waxed and waned, as did the Iraq situation. Equity markets imploded, then rose from the dead in mid-October. Technical factors in the mortgage market are also attributed to the sharp movements in interest rates.

Tax-exempt bond issuance will set an all time record by the time 2002 ends, with close to $350 billion in debt being sold. Demand kept up with supply for most of the year, hitting a wall in the autumn as yields plummeted to levels not seen in a couple generations, then rose quickly, leaving the new bondholders looking at losses. Rising equity prices in October and November acted to temper the asset reallocation as well. Credit quality continued to slide slightly downward, although municipal issuers in general remain on solid ground, despite some budgetary and fiscal problems that remain to be solved.

Volatility, which has been historically high in 2002, should remain so through mid-2003. Although the economy appears to be slowly moving ahead towards solid, but not spectacular growth, the lingering clouds over the Iraq situation increases the uncertainty of that assumption. The advisor believes that any action in Iraq would be brief and not be of great detriment to the economic recovery. The duration of the Mercantile National Tax-Exempt Bond Fund was shortened in the summer, a move that was a bit early in its timing. The Fund’s duration may remain short going forward in anticipation of higher rates, with the advisor exploiting those periods of volatility to add value to the portfolio.

[1]	Portfolio composition is subject to change at any time without notice.

[2]
The Mercantile Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund participates heavily in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently are attributable to its investment in IPOs, which may have a magnified impact due to the Fund’s small asset base. As the Fund’s assets grow, it is probable that the effect of the Fund’s investments in IPOs on its total returns may not be as significant.

[3]
International investing is subject to certain risks, such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

[4]
The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds’ income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Mercantile Funds, Inc.
PRIME MONEY MARKET FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 11.1%
Federal Home Loan Bank — 6.2%
Notes
2.55%, 04/25/03	$5,000	$5,000,000
2.555%, 06/20/03	10,000	10,000,000
2.00%, 09/28/03	10,000	10,000,000
2.00%, 11/21/03	10,000	10,000,000
1.67%, 12/24/03	10,000	10,000,000

		45,000,000

Student Loan Marketing Association — 4.9%
Floating Rate Notes**
1.258%, 12/03/02	10,000	10,000,000
1.278%, 12/03/02	10,000	10,000,000
1.277%, 05/15/03	15,000	15,000,000

		35,000,000

TOTAL AGENCY OBLIGATIONS
(Cost $80,000,000)		80,000,000

BANK NOTES — 1.4%
Bank of America
1.79%, 01/15/03	10,000	10,000,000

CERTIFICATES OF DEPOSIT — 2.8%
Candian Imperial Bank of Commerce
1.75%, 12/09/02	10,000	10,000,000
1.80%, 12/27/02	10,000	10,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $20,000,000)		20,000,000

COMMERCIAL PAPER — 25.0%
Banks — 2.8%
Westdeutche Landesbank Girozentrale
2.20%, 01/08/03	15,000	14,965,167
1.64%, 02/04/03	6,000	5,982,233

		20,947,400

Broker/Dealers — 9.7%
Dexia Del., LLC
1.32%, 02/20/03	25,000	24,925,750
UBS Finance
1.36%, 12/02/02	30,000	29,998,867
	Par (000)	Value

COMMERCIAL PAPER — Continued
Broker/Dealers — Continued
J.P. Morgan & Co.
1.34%, 01/23/03	$15,000	$14,970,408

		69,895,025

Financial Services — 5.5%
Goldman Sachs Group, Inc.
1.78%, 02/06/03	15,000	14,950,308
Morgan Stanley
1.76%, 01/09/03	25,000	24,952,333

		39,902,641

Petroleum — 3.5%
Chevron Corp.***
1.76%, 01/14/03	10,000	9,978,489
1.75%, 02/11/03	15,000	14,947,500

		24,925,989

Utilities — Electric — 3.5%
General Electric Capital Corp.
1.66%, 01/29/03	15,000	14,959,192
1.64%, 03/12/03	10,000	9,962,967

		24,922,159

TOTAL COMMERCIAL PAPER
(Cost $180,593,214)		180,593,214

CORPORATE BONDS — 0.7%
Brokers/Dealers — 0.7%
Merrill Lynch
6.00%, 02/12/03	5,000	5,034,302

ASSET BACKED SECURITIES — 26.8%
Finance — 26.8%
Amsterdam Funding Corp.***
1.78%, 12/19/02	7,000	6,993,770
1.71%, 01/10/03	18,000	17,965,800
CitiCorp
1.76%, 12/11/02	20,000	19,990,222
Delaware Funding***
1.55%, 12/05/02	15,000	14,997,417
Edison Asset Securitization***
1.32%, 02/10/03	15,000	14,960,950

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
PRIME MONEY MARKET FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

ASSET BACKED SECURITIES — Continued
Finance — Continued
Fairway Finance FRN
1.357%, 12/09/02	$15,600	$15,600,000
1.77%, 01/13/03	10,670	10,647,442
Fountain Square***
1.75%, 01/02/03	5,292	5,283,768
Old Line Funding Corp.***
1.33%, 01/06/03	7,000	6,990,690
1.32%, 01/07/03	20,000	19,972,867
Societe Generale
1.62%, 12/16/02	15,000	14,989,875
Steamboat Funding***
1.37%, 12/03/02	25,000	24,998,097
Windmill Funding Corp.***
1.34%, 01/14/03	20,000	19,967,244

TOTAL ASSET-BACKED SECURITIES
(Cost $198,358,142)		193,358,142

REPURCHASE AGREEMENTS — 27.9%
Banc of America Securities, LLC
(Agreement dated 11/29/02 to be repurchased at $31,003,229.17 collateralized by $29,770,000 (Value $31,898,719) U.S. Treasury Notes, 4.75%, due 11/15/08) 1.25%, 12/02/02	31,000	31,000,000
Goldman Sachs Group, Inc.
(Agreement dated 11/29/02 to be repurchased at $30,003,275 collateralized by $29,109,000 (Value $30,983,287) U.S. Treasury Notes, 5.50%, due 8/15/28) 1.31%, 12/02/02	30,000	30,000,000
	Par (000)	Value

REPURCHASE AGREEMENTS — Continued
J.P. Morgan Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $35,003,792 collateralized by $26,130,000 (Value $36,066,234) U.S. Treasury Notes, 8.125%, due 8/15/19) 1.30%, 12/02/02	$35,000	$35,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $35,003,792 collateralized by $26,130,000 (Value $36,066,234) U.S. Treasury Notes, 8.125%, due 8/15/19) 1.30%, 12/02/02	35,000	35,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $35,003,646 collateralized by $26,555,000 (Value $36,096,965) U.S. Treasury Notes, 8.0%, due 11/15/21) 1.25%, 12/02/02	35,000	35,000,000
Wachovia Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $35,003,646 collateralized by $33,839,000 (Value $35,684,973) U.S. Treasury Notes, 3.00%, due 7/15/12) 1.25%, 12/02/02	35,000	35,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $201,000,000)		201,000,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
PRIME MONEY MARKET FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

INVESTMENT COMPANIES — 5.7%
Goldman Sachs Financial Square Prime Obligations Fund	9,967,995	$9,967,995
Merrill Lynch Premier Institutional Fund	26,000,000	26,000,000
Provident Institutional Funds — TempFund	5,376,164	5,376,164

TOTAL INVESTMENT COMPANIES
(Cost $41,344,159)		41,344,159

TOTAL INVESTMENTS IN SECURITIES — 101.4%
(Cost $731,329,817*)		731,329,817
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(10,196,681)

NET ASSETS — 100.0%		$721,133,136

Value

NET ASSET VALUE PER SHARE
Institutional Shares
($720,812,482 ÷ 720,876,343 shares outstanding)	$1.00

Class A Shares
($319,653 ÷ 319,653 shares outstanding)	$1.00

Class C Shares
($1,001 ÷ 1,001 shares outstanding)	$1.00

*	Aggregate cost for Federal income tax purposes.
**	The rate shown is as of November 30, 2002.
***	Security was purchased pursuant to Section 4(2) of the Securities Act of 1933 and may be resold only to qualified buyers.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 72.3%
Federal Farm Credit Bureau — 14.5%
Discount Notes
1.55%, 05/16/03	$5,000	$4,964,264
Notes
1.70%, 12/02/02	10,000	10,000,000
1.93%, 12/02/02	5,000	5,000,000
1.67%, 01/02/03	10,000	10,000,000
1.60%, 02/03/03	15,000	15,000,000
1.67%, 04/01/03	5,000	5,000,000
1.55%, 05/01/03	10,000	10,000,000

		59,964,264

Federal Home Loan Bank — 13.3%
Discount Notes
1.65%, 12/20/02	10,000	9,991,292
1.24%, 01/15/03	10,000	9,984,500
1.24%, 02/12/03	5,000	4,987,428
Notes
2.125%, 01/10/03	10,000	9,999,747
2.555%, 06/20/03	5,000	5,000,000
2.000%, 09/30/03	7,500	7,500,000
1.86%, 11/10/03	5,000	5,000,000
2.00%, 11/21/03	3,000	3,000,000

		55,462,967

Federal Home Loan Mortgage Corp. — 14.4%
Discount Notes
2.48%, 12/11/02	15,000	14,992,958
1.70%, 12/17/02	15,000	14,988,667
1.64%, 01/09/03	10,000	9,982,233
1.24%, 01/24/03	10,000	9,981,400
1.25%, 02/28/03	10,000	9,969,097

		59,914,355

Federal National Mortgage Association — 15.6%
Discount Notes
1.70%, 12/20/02	5,000	4,995,513
1.69%, 12/24/02	10,000	9,989,203
1.92%, 12/27/02	5,000	4,993,067
1.77%, 01/08/03	10,000	9,981,317
1.25%, 02/05/03	15,000	14,965,625
2.26%, 02/07/03	5,000	4,978,655
2.75%, 03/07/03	5,000	4,963,467
	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Federal National Mortgage Association — Continued
Discount Notes — Continued
1.26%, 04/23/03	$10,000	$9,949,950

		64,816,797

Student Loan Marketing Association — 14.5%
Floating Rate Notes**
1.278%, 12/19/02	10,000	10,000,000
1.258%, 01/16/03	10,000	10,000,000
1.258%, 02/20/03	10,000	10,000,000
1.258%, 03/20/03	10,000	10,000,000
1.318%, 04/17/03	10,000	10,000,000
1.277%, 05/15/03	10,000	10,000,000

		60,000,000

TOTAL AGENCY OBLIGATIONS
(Cost $300,158,383)		300,158,383

REPURCHASE AGREEMENTS — 21.2%
Banc of America Securities, LLC
(Agreement dated 11/29/02 to be repurchased at $15,001,563 collateralized by $14,410,000 (Value $15,440,395) U.S. Treasury Notes, 4.75%, due 11/15/08) 1.25%, 12/02/02	15,000	15,000,000
Goldman Sachs Group, Inc.
(Agreement dated 11/29/02 to be repurchased at $13,001,419 collateralized by $12,614,000 (Value $13,426,198) U.S. Treasury Bond, 5.50%, due 8/15/28) 1.31%, 12/02/02	13,000	13,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 11//29/02 to be repurchased at $15,001,625 collateralized by $11,199,000 (Value $15,457,549) U.S. Treasury Notes, 8.125%, due 8/15/19) 1.30%, 12/02/02	15,000	15,000,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Par (000)	Value
REPURCHASE AGREEMENTS — Continued

Merrill Lynch Government Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $15,001,625 collateralized by $11,625,000 (Value $15,400,436) U.S. Treasury Bond, 10.375%, due 11/15/12) 1.30%, 12/02/02	$15,000	$15,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $15,001,563 collateralized by $11,375,000 (Value $15,462,360) U.S. Treasury Bond, 8.0%, due 11/15/21) 1.25%, 12/02/02	15,000	15,000,000
Wachovia Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $15,001,563 collateralized by $14,503,000 (Value $15,294,162) U.S. Treasury Bond, 3.0%, due 7/15/12) 1.25%, 12/02/02	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $88,000,000)		88,000,000

	Number of Shares	Value

INVESTMENT COMPANIES — 6.5%
Goldman Sachs Financial
Square Government Fund	5,000,000	$5,000,000
Merrill Lynch Government
Money Market Fund	15,280,371	15,280,371
Provident Institutional Funds —
FedFund	6,422,724	6,422,724

TOTAL INVESTMENT COMPANIES
(Cost $26,703,095)		26,703,095

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $414,861,478*)		414,861,478
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		65,254

NET ASSETS — 100.0%		$414,926,732

NET ASSET VALUE PER SHARE
Institutional Shares ($414,924,729 ÷ 415,053,226 shares outstanding)		$1.00

Class A Shares ($1,001 ÷ 1,001 shares outstanding)		$1.00

Class C Shares ($1,001 ÷ 1,001 shares outstanding)		$1.00

*	Aggregate cost for Federal income tax purposes.
**	The rate shown is as of November 30, 2002.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

ALASKA — 2.0%
Alaska Marine, VRDN, Exxon Mobil Corp., Valdez Project**
1.25%, 12/01/02	$1,000	$1,000,000
1.20%, 12/01/02	2,000	2,000,000
1.25%, 12/01/02	1,100	1,100,000
1.25%, 12/01/02	1,000	1,000,000

		5,100,000

ARIZONA — 3.5%
Phoenix, GO, Refunding Bonds
3.00%, 07/01/03	1,500	1,513,866
Phoenix, RB, Waste Water System Lease
6.125%, 07/01/03	1,000	1,045,729
Salt River, Agriculture Improvement & Power Distribution, GO, TECP, LIC: Wells, M&I, Bank One, Morgan Guaranty Trust Co. NY, Bank of America, Bank of New York
1.45%, 12/02/02	4,000	4,000,000
1.40%, 12/05/02	1,000	1,000,000
5.50%, 01/01/03	1,500	1,505,122

		9,064,717

CALIFORNIA — 0.8%
California State Department of Water and Power Supply, VRDN, RB
1.80%, 12/07/02	2,000	2,000,000

COLORADO — 2.3%
Colorado State General Fund, RB, Tax and Revenue Anticipation Notes
3.00%, 06/27/03	6,000	6,050,509

CONNECTICUT — 4.1%
Connecticut State, VRDN, GO, SPA: Bayerische LandesBank**
1.05%, 12/07/02	1,100	1,100,000
Connecticut State Health & Education, VRDN, RB, AMBAC, Yale University**
1.30%, 12/01/02	4,000	4,000,000
	Par (000)	Value

CONNECTICUT — Continued
Connecticut State Health & Education, VRDN, RB, Yale University, Revolving Credit Fac: Credit Local de France, Toronto Dominion Bank & Landesbank Hessen-Thuringen**
1.05%, 12/07/02	$3,000	$3,000,000
New Haven, GO, Bond Anticipation Notes
2.25%, 01/30/03	2,500	2,503,848

		10,603,848

DISTRICT OF COLUMBIA — 1.9%
George Washington University, VRDN, RB, MBIA, SPA: Bank of America**
1.15%, 12/07/02	5,000	5,000,000

FLORIDA — 4.4%
Miami-Dade County School District, RB, Tax Anticipation Note
2.75%, 06/26/03	3,000	3,020,777
University of Florida, VRDN, Athletic Association Inc., Capital Improvements, LOC: SunTrust Bank**
1.40%, 12/01/02	3,525	3,525,000
Volusia County Health Facilities, VRDN, FGIC, Aces-Pooled Hospital Loan Program, SPA: SunTrust Bank**
1.11%, 12/07/02	5,000	5,000,000

		11,545,777

GEORGIA — 0.4%
Georgia State, GO
4.75%, 07/01/03	1,000	1,019,453

IDAHO — 1.3%
Idaho Health Facility Authority, VRDN, RB, St. Luke’s Medical Center, FSA, SPA: Bayerische LandesBank & Morgan Guaranty Trust Co. NY**
1.13%, 12/01/02	3,500	3,500,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

ILLINOIS — 5.8%
Cook County, GO, VRDN, GPI, SPA: Landesbank Hessen-Thuringen**
1.32%, 12/07/02	$1,000	$1,000,000
Illinois Educational Facilities, VRDN, Northwestern University, LOC: First National Bank of Chicago/Bank One**
1.20%, 12/07/02	4,000	4,000,000
Illinois Educational Facilities, VRDN, Northwestern University, SPA: Northern Trust Co.**
1.20%, 12/07/02	1,700	1,700,000
Illinois Health Facility, VRDN, Rush Presby./St Luke’s Medical Center, LOC: Northern Trust Co.**
1.20%, 12/07/02	1,630	1,630,000
Illinois Health Facility, VRDN, Rush Presby./St Luke’s Medical Center, LOC: Northern Trust Co.**
1.20%, 06/07/02	2,000	2,000,000
Illinois Revenue Aniticaption Note, RB
3.00%, 04/15/03	2,000	2,011,917
Metropolitan Pier and Exposition Authority, RB, Prerefunded
6.50%, 06/15/03	2,735	2,868,603

		15,210,520

INDIANA — 2.4%
City of Mt. Vernon, TECP, PCRB, General Electric Co. Project 1.40%, 12/05/02	4,500	4,500,000
Indianapolis Bond Bank, RB, Local Public Improvements 2.375%, 01/09/03	1,000	1,000,947
Saint Joseph County, VRDN, Educational Facility, Univ. of Notre Dame, Refunding Bonds, Liq: Northern Trust & Fifth Third** 1.20%, 12/01/02	700	700,000

		6,200,947

	Par (000)	Value

KANSAS — 1.9%
Kansas State Turnpike Authority RB, INS: AMBAC, Refunding Bonds 1.13%, 12/01/02	$5,000	$5,000,000

LOUISIANA — 0.6%
Saint Charles Parish, VRDN, PCRB, Shell Oil, Co. Project** 1.20%, 12/01/02	1,550	1,550,000

MARYLAND — 5.9%
City of Baltimore, VRDN, RB, IDA, Capital Acquisition Revenue, LOC: Bayerische LandesBank** 1.200%, 12/07/02	2,000	2,000,000
Maryland State Community Development Administration, RB, Housing & Community Development 1.60%, 12/19/02	1,000	1,000,000
Maryland State and Local Facilities, GO 3.00%, 02/01/03	2,450	2,456,952
Maryland State Health & Higher Educational Facilities Authority, RB, TECP, Johns Hopkins University 1.60%, 12/11/02	3,000	3,000,000
Montgomery County, GO, TECP, Liq: Westdeutsche Landesbank 5.10%, 04/01/03	1,000	1,012,626
Montgomery County, GO, TECP, Liq: Westdeutsche Landesbank 1.30%, 01/09/03	1,200	1,200,000
Montgomery County, GO, TECP, Liq: Westdeutsche Landesbank 1.40%, 12/05/02	1,500	1,500,000
Montgomery County, GO, TECP, Liq: Westdeutsche Landesbank 1.60%, 12/12/02	1,250	1,250,000
University of Maryland, VRDN, COP, College Park Business School, LOC: Bank of America**
1.23%, 12/07/02	2,000	2,000,000

		15,419,578

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

MASSACHUSETTS — 3.7%
Boston, GO, BAN, School Improvements
4.00%, 02/01/03	$2,500	$2,509,618
Massachusetts State Bond Anticipation Note, GO
4.00%, 09/01/03	2,000	2,038,577
Massachusetts State Health & Educational Facilities Authority, VRDN, RB, Capital Asset Program, LOC: First National Bank of Chicago/Bank One, SPA: First National Bank of Chicago/Bank One**
1.30%, 12/01/02	3,000	3,000,000
Massachusetts State, VRDN, GO, SPA: State Street B&T Co., Refunding Bonds**
1.20%, 12/07/02	2,000	2,000,000

		9,548,195

MICHIGAN — 1.5%
University of Michigan, VRDN, RB, Hospital Revenue**
1.30%, 12/01/02	2,000	2,000,000
University of Michigan, VRDN, RB, Medical Services**
1.30%, 12/02/02	2,000	2,000,000

		4,000,000

MINNESOTA — 4.4%
City of Rochester Health, RB, TECP, Health-Mayo Foundation
1.40%, 01/08/03	5,400	5,400,000
Minneapolis, GO, Special School District, University Gateway Project, SPA: Wells Fargo 1.10%, 12/07/02	6,000	6,000,000

		11,400,000

MISSISSIPPI — 2.5%
Harrison County, VRDN, PCRB, E.I. duPont deNemours & Co.**
1.30%, 12/01/02	1,100	1,100,000
	Par (000)	Value

MISSISSIPPI — Continued
Mississippi State, GO, GPI
4.00%, 05/01/03	$5,280	$5,336,944

		6,436,944

MISSOURI — 0.9%
Missouri State Health & Educational Facilities, VRDN, RB, SPA: Morgan Guaranty Trust Co. NY, Washington University Project**
1.15%, 12/07/02	1,050	1,050,000
Missouri State Health & Educational Facilities, VRDN, RB, SPA: Morgan Guaranty Trust Co. NY, Washington University Project**
1.15%, 12/07/02	1,240	1,240,000

		2,290,000

NEBRASKA — 0.8%
Nebraska Public Power Distribution, RB, Refunding Bonds, Prerefunded
1/1/03 @ 102
5.25%, 01/01/03	2,000	2,046,212

NEVADA — 1.9%
Clark County Improvements District, VRDN, Local Improvements, Special Assessment, LOC: Bayerische Hypo Under Vereinsbank**
1.13%, 12/01/02	5,000	5,000,000

NEW JERSEY — 2.3%
New Jersey State Utilities Authority, GO, Bergen County
5.70%, 12/15/02	1,000	1,001,643
New Jersey State Educational Facilities, VRDN, RB, Princeton University
0.95%, 12/01/02	5,000	5,000,000

		6,001,643

NEW YORK — 6.4%
City of New York, New York Water Financial Authority, VRDN, INS: FGIC**
1.25%, 12/03/02	2,000	2,000,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

NEW YORK — Continued
Long Island Power Authority, VRDN, RB, New York Electric Systems, MBIA, SPA: Credit Suisse First Boston**
1.13%, 12/07/02	$4,000	$4,000,000
New York City, VRDN, GO, 1993 Service Project
1.30%, 12/03/02	4,285	4,285,000
New York State Environmental Facilities Corp., TECP, RB, Clean Water & Drinking Revolving Fund
1.70%, 12/02/02	2,500	2,500,000
New York Transitional Financial Authority, GPI, RAN, New York City Recovery
1.45%, 01/07/03	4,000	4,000,000

		16,785,000

NORTH CAROLINA — 4.7%
City of Durham, VRDN, COP, SPA: Wachovia Bank N.A.**
1.30%, 12/07/02	1,300	1,300,000
City of Winston-Salem, VRDN, COP, CPI, SPA: Wachovia Bank N.A.**
1.30%, 12/07/02	2,400	2,400,000
North Carolina Medical Care Community, VRDN, RB, Duke University Hospital, SPA: Wachovia Bank N.A.**
1.25%, 12/07/02	2,000	2,000,000
North Carolina State Highway Administration, GO
4.50%, 05/01/03	2,000	2,025,892
University of North Carolina, VRDN, RB, Housing Systems Revenue
1.10%, 12/07/02	4,400	4,400,000

		12,125,892

OHIO — 5.5%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland Clinic, SPA: Morgan Guaranty Trust Co. NY**
1.25%, 12/07/02	2,800	2,800,000
	Par (000)	Value

OHIO — Continued
Ohio State Highway Capital Improvements, GO
5.00%, 05/01/03	$2,000	$2,030,422
Ohio State Public Facilities, RB, Higher Education Capital Facilities
4.375%, 11/01/03	2,000	2,053,893
Ohio State University, VRDN, RB**
1.10%, 12/01/02	2,500	2,500,000
Warren County, Health Care, VRDN, Otterbein Homes, LOC: Fifth Third Bank**
1.30%, 12/07/02	5,050	5,050,000

		14,434,315

OREGON — 1.0%
State of Oregon, GO, VRDN, RB, Veterans Welfare Board, SPA: Morgan Guaranty Trust Co. NY**
1.10%, 12/07/02	2,600	2,600,000

PENNSYLVANIA — 7.7%
Delaware County, IDA, VRDN, General Electric Capital Corp.**
1.10%, 12/07/02	2,200	2,200,000
Delaware County, IDA, VRDN, GTD, United Parcels Project**
0.99%, 12/01/02	2,600	2,600,000
Pennsylvania State Turnpike Commission, RB, VRDN, SPA: Mellon Bank
1.20%, 12/07/02	5,300	5,300,000
Pennsylvania State University, RB, VRDN, SPA: Toronto Dominion Bank**
1.17%, 12/07/02	2,500	2,500,000
State of Pennsylvania, GO, CPI, INS: AMBAC
5.125%, 09/15/03	2,300	2,367,259
University of Pittsburgh, VRDN, RB, Capital Project
1.25%, 12/07/02	5,000	5,000,000

		19,967,259

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Par (000)	Value

SOUTH CAROLINA — 2.3%
Berkeley County, VRDN, PCR, BP Amoco Chemical Co. Project 1.25%, 12/01/02	$2,200	$2,200,000

Charleston County School District, GO 4.00%, 02/01/03	2,055	2,062,906
Charleston County School District, GO 2.50%, 04/15/03	1,600	1,606,860

		5,869,766

TENNESSEE — 2.3%
Memphis, GO, TECP, LIQ: Westdeutsche Landesbank 1.40%, 12/09/02	2,000	2,000,000
Shelby County, GO
6.75%, 04/01/03	2,140	2,176,152
4.50%, 05/01/03	1,750	1,772,650

		5,948,802

TEXAS — 5.5%
Gulf Coast Waste Disposal Authority, VRDN, PCRB, Amoco Oil Co. Project, Refunding Bonds** 1.25%, 12/01/02	3,000	3,000,000
North Central Texas Health Facilities Development, VRDN, RB, Presbyterian Medical Center, INS: MBIA: Chase Manhattan Bank** 1.16%, 06/01/02	2,600	2,600,000
Richardson Texas Independent School District, GO 4.50%, 02/15/03	3,000	3,018,438
Red River Education Finance Corporation, VRDN, RB, Texas Christian University Project 1.25%, 12/07/02	2,000	2,000,000
Texas State, TRAN 2.75%, 08/29/03	4,000	4,039,826

		14,658,264

UTAH — 0.5%
Salt Lake County, VRDN, PCRB, Service Station Holdings, INS: British Petroleum PLC 1.25%, 12/01/02	1,500	1,500,000

VIRGINIA — 0.7%
Fairfax County, GO, GPI, INS: SAW 4.50%, 12/01/02	2,000	2,000,000

	Par (000)	Value

WISCONSIN — 0.8%
State of Wisconsin, TECP, SPA: Bank of Nova Scotia 1.35%, 01/09/03	$2,213	$2,213,000

WYOMING — 1.3%
Lincoln County, VRDN, PCRB, Exxon Project** 1.20%, 12/01/02	2,000	2,000,000
Sublette County, VRDN, PCRB, Exxon Mobil Corp. Project** 1.20%, 12/01/02	1,300	1,300,000

		3,300,000

TOTAL MUNICIPAL BONDS
(Cost $245,390,641)		245,390,641

	Number of Shares	Value
INVESTMENT COMPANIES — 5.5%
Goldman Sachs Financial Square Tax-Free Money Market Fund	9,424,015	9,424,015
Provident Institutional Funds —MuniFund	4,814,062	4,814,062

TOTAL INVESTMENT COMPANIES
(Cost $14,238,077)		14,238,077

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $259,628,718*)		259,628,718
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		696,544

NET ASSETS — 100.0%		$260,325,262

NET ASSET VALUE PER SHARE
Institutional Shares
($260,310,921 ÷ 260,326,869 shares outstanding)		$1.00

Class A Shares
($13,341 ÷ 13,341 shares outstanding)		$1.00

Class C Shares
($1,001 ÷ 1,001 shares outstanding)		$1.00

*	Aggregate cost for Federal income tax purposes.
**
The rate shown is as of November 30, 2002 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
GROWTH & INCOME FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON STOCK — 93.9%
Consumer Discretionary — 10.3%
Costco Wholesale Corp.*	282,380	$9,120,874
Cox Communications*	68,270	2,067,216
Dana Corp.	149,380	2,016,630
General Motors—Class H*	245,910	2,872,229
Johnson Controls, Inc.	48,980	4,059,952
Sony Corp. ADR	131,585	5,835,795
Tiffany & Co.	141,530	4,016,621
Wal-Mart Stores, Inc.	128,240	6,945,478

		36,934,795

Consumer Staples — 11.7%
Campbell Soup Co.	137,880	3,329,802
Clorox Company	202,140	8,861,818
General Mills Inc.**	198,860	8,873,133
Nestle ADR	161,410	8,160,696
Pepsico, Inc.	114,080	4,846,118
Philip Morris, Inc.	87,500	3,300,500
Sysco Corp.	161,870	4,762,215

		42,134,282

Energy — 6.5%
BP PLC ADR	247,260	9,695,065
Chevron-Texaco Corp.	100,254	6,720,026
Exxon Mobil Corp.	207,962	7,237,078

		23,652,169

Financials — 16.7%
Berkshire Hathaway B, Inc.*	1,477	3,561,047
Capital One Financial**	168,030	5,679,414
Chubb Corp.	47,615	2,790,239
Citigroup, Inc.	101,550	3,948,264
Freddie Mac	54,810	3,159,248
Jefferson Pilot Corp.	164,115	6,260,987
Moody’s Corp.	63,350	2,788,667
Northern Trust Corp.	162,560	6,291,072
State Street Corp.	232,370	10,456,650
UNUMProvident Corp.	397,600	6,779,080
Wells Fargo Company	176,010	8,133,422

		59,848,090

Financials — REIT — 0.7%
Archstone-Smith Trust	101,140	2,336,334

	Number of Shares	Value

COMMON STOCK — Continued
Health Care — 16.3%
Bristol Myers Squibb Co.	343,880	$9,112,820
Johnson & Johnson	189,800	10,822,396
Lilly (Eli), and Co.	170,790	11,664,957
Merck & Co., Inc.	245,480	14,583,967
Pfizer, Inc.	118,040	3,722,982
Zimmer Holdings Inc.*	226,516	8,526,062

		58,433,184

Industrials — 15.0%
Automatic Data Processing	138,050	6,001,034
Emerson Electric Co.	153,670	8,013,891
General Electric Co.	162,010	4,390,471
Honeywell International	227,670	5,889,823
Norfolk Southern Corp.	454,350	8,964,326
Northrop Grumman Corp.**	36,520	3,539,153
Southwest Airlines Co.	331,455	5,502,153
United Parcel Service	82,260	5,211,994
United Technologies	98,530	6,155,169

		53,668,014

Information Technology — 11.6%
Dell Computer Corp.*	233,190	6,662,238
IBM	83,860	7,304,206
Intel Corp.	186,190	3,887,647
Kyocera ADR	73,920	4,817,366
Microsoft*	170,710	9,870,452
Nokia Corp. ADR*	85,320	1,638,997
Qualcomm, Inc.*	74,800	3,083,256
Texas Instruments, Inc.	214,770	4,319,025

		41,583,187

Telecommunication — 3.7%
Verizon Communications	196,330	8,222,300
Vodafone ADR	271,220	5,085,375

		13,307,675

Utilities — 1.4%
FPL Group, Inc.	57,010	3,352,188
Xcel Energy, Inc.**	170,930	1,835,788

		5,187,976

TOTAL COMMON STOCK
(Cost $328,767,368)		337,085,706

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
GROWTH & INCOME FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Par (000)	Value

REPURCHASE AGREEMENTS — 6.0%
Goldman Sachs Group, Inc.
(Agreement dated 11/29/02 to be repurchased at $10,001,092 collateralized by $9,087,000 (Value $10,333,254) U.S. Treasury Notes, 6.125%, due 11/15/27) 1.31% 12/02/02	$10,000	$10,000,000
Merrill Lynch
(Agreement dated 11/29/02 to be repurchased at $11,330,227 collateralized by $8,780,000 (Value $11,631,469) U.S. Treasury Notes, 10.375%, due 11/15/12) 1.30% 12/02/02	11,329	11,329,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,329,000)		21,329,000

Value
TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost $350,096,368***)	$358,414,706

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	525,530

NET ASSETS — 100.0%	$358,940,236

NET ASSET VALUE PER SHARE
Institutional Shares
($358,776,347 ÷ 23,635,806 shares outstanding)	$15.18

Class A Shares
($161,785 ÷ 10,657 shares outstanding)	$15.18

Class C Shares
($2,104 ÷ 139 shares outstanding)	$15.17

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Cost for Federal income tax purposes is $338,838,527. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$49,231,561
Excess of tax cost over value	$(40,984,382)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
EQUITY INCOME FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON STOCK — 95.9%
Consumer Discretionary — 9.7%
Carnival Cruise	75,550	$2,119,178
Gannett Co., Inc.	32,250	2,297,813
General Motors Corp.	25,650	1,018,305
May Department Stores Co.	54,200	1,325,732
Starwood Hotels & Resorts Corp.	20,075	508,500
Wal-Mart Stores, Inc.	32,500	1,760,200

		9,029,728

Consumer Staples — 12.0%
Albertson’s, Inc.	37,925	885,169
Campbell Soup Co.	39,300	949,095
Conagra	57,000	1,389,090
CVS Corp.	29,225	785,568
General Mills, Inc.	51,725	2,307,970
Kimberly-Clark Corp.	28,650	1,441,668
Pepsico, Inc.	38,975	1,655,658
Procter & Gamble Co.	19,975	1,677,900

		11,092,118

Energy — 7.9%
BP PLC ADR	68,425	2,682,944
Chevron-Texaco Corp.	20,210	1,354,676
Exxon Mobil Corp.	46,720	1,625,856
Schulmberger Ltd.	36,875	1,631,719

		7,295,195

Financials — 20.9%
American International Group	15,375	1,001,681
Bank of New York	47,000	1,426,450
Chubb Corp.	24,700	1,447,420
Citigroup, Inc.	50,500	1,963,440
Comerica, Inc.	32,625	1,544,141
Freddie Mac	30,300	1,746,492
J.P. Morgan Chase & Co.	38,800	976,596
Lincoln National Corp.	58,000	2,038,120
St. Paul Co.	27,915	1,039,555
T. Rowe Price Group, Inc.	23,425	711,886
Wachovia Corp.	62,350	2,191,602
Wells Fargo Company	46,250	2,137,212
Zions Bancorp.	28,450	1,170,717

		19,395,312

	Number of Shares	Value
COMMON STOCK — Continued

Financials — REIT — 4.0%
Archstone-Smith Trust	79,965	$1,847,192
Equity Office Properties	72,345	1,859,990

		3,707,182

Health Care — 9.7%
Bristol Myers Squibb Co.	35,800	948,700
Johnson & Johnson	33,400	1,904,468
Merck & Co., Inc.	43,575	2,588,791
Lilly (Eli), and Co.	23,625	1,613,587
Wyeth Co.	51,000	1,959,930

		9,015,476

Industrials — 13.0%
Caterpillar, Inc.	45,300	2,260,470
Emerson Electric Co.	30,300	1,580,145
General Electric Co.	53,450	1,448,495
Honeywell International	75,865	1,962,627
Ingersoll-Rand	33,950	1,568,490
Minnesota Mining & Manufacturing Co.	7,050	915,443
Southwest Airlines Co.	114,575	1,901,945
Tyco International	23,150	412,996

		12,050,611

Information Technology — 8.1%
Autodesk	84,375	1,306,969
Avnet, Inc.	43,750	619,063
IBM	24,750	2,155,725
Intel Corp.	63,915	1,334,545
Microsoft*	19,750	1,141,945
Teradyne, Inc.***	59,200	970,288

		7,528,535

Materials — 6.3%
Air Products & Chemicals	34,150	1,510,113
Dow Chemical Co.	55,875	1,782,412
Weyerhaeuser Co.	26,425	1,389,955
Worthington Industries, Inc.	64,285	1,132,702

		5,815,182

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
EQUITY INCOME FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON STOCK — Continued
Telecommunication — 4.3%
SBC Communications, Inc.	53,825	$1,534,012
Verizon Communications	58,700	2,458,356

		3,992,368

TOTAL COMMON STOCK
(Cost $82,411,763)		88,921,707

	Par (000)
REPURCHASE AGREEMENT — 7.3%
Banc of America Securities, LLC
(Agreement dated 11/29/02 to be repurchased at $3,770,393 collateralized by $3,630,000 (Value $3,889,565) U.S. Treasury Notes, 4.75%, due 11/15/08) 1.25%, 12/02/02	$3,770	3,770,000
Merrill Lynch
(Agreement dated 11/29/02 to be repurchased at $3,000,325 collateralized by $2,325,000 (Value $3,080,087) U.S. Treasury Notes, 10.375%, due 11/15/12) 1.30%, 12/02/02	3,000	3,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,770,000)		6,770,000

Value

TOTAL INVESTMENTS IN SECURITIES — 103.2%
(Cost $89,181,763***)	$95,691,707

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%	(2,950,086)

NET ASSETS — 100.0%	$92,741,621

NET ASSET VALUE PER SHARE
Institutional Shares
($92,739,401 ÷ 24,415,365 shares outstanding)	$3.80

Class A Shares
($1,111 ÷ 292 shares outstanding)	$3.80

Class C Shares
($1,110 ÷ 292 shares outstanding)	$3.80

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Cost for Federal income tax purposes is $89,287,764. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$15,605,500
Excess of tax cost over value	$(9,198,557)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
EQUITY GROWTH FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON STOCK — 96.6%
Consumer Discretionary — 16.0%
Costco Wholesale Corp.*	27,680	$894,064
Cox Communications*	16,650	504,162
General Motors — Class H*	44,200	516,256
Home Depot, Inc.	11,860	313,341
Johnson Controls, Inc.	7,300	605,097
Sony Corp. ADR	13,720	608,482
Tiffany & Co.	26,560	753,773
Wal-Mart Stores, Inc.	11,570	626,631

		4,821,806

Consumer Staples — 10.3%
Colgate-Palmolive Co.	2,240	115,114
General Mills, Inc.	20,265	904,224
Nestle ADR	19,410	981,346
Pepsico, Inc.	9,010	382,745
Sysco Corp.	24,520	721,378

		3,104,807

Financials — 11.7%
Capital One Financial	17,290	584,402
Citigroup, Inc.	7,410	288,101
Freddie Mac	2,630	151,593
Moody’s Corp.	18,190	800,724
Northern Trust Corp.	19,625	759,488
State Street Corp.	20,520	923,400

		3,507,708

Health Care — 21.1%
Bristol Myers Squibb Co.	29,145	772,343
Guidant Corp.*	4,930	147,555
Johnson & Johnson	14,310	815,956
Lilly (Eli), & Co.	20,945	1,430,544
Merck & Co., Inc.	20,805	1,236,025
Pfizer, Inc.	38,725	1,221,387
Zimmer Holdings, Inc.*	19,145	720,618

		6,344,428

Industrials — 13.8%
Automatic Data Processing	25,100	1,091,097
General Electric Co.	23,240	629,804
Honeywell International	19,410	502,137
Northrop Grumman Corp.**	5,730	555,294
	Number of Shares	Value
COMMON STOCK — Continued
Industrials — Continued

Southwest Airlines Co.	51,920	$861,872
United Technologies	8,060	503,508

		4,143,712

Information Technology — 20.4%
Applied Materials, Inc.*	35,030	597,261
Dell Computer Corp.*	18,040	515,403
IBM	9,500	827,450
Intel Corp.	43,680	912,038
Microsoft*	25,280	1,461,690
Nokia Corp. ADR*	24,580	472,182
Qualcomm, Inc.*	18,805	775,142
Texas Instruments, Inc.	29,140	586,005

		6,147,171

Telecommunication — 3.3%
Verizon Communications	10,430	436,808
Vodafone ADR	29,760	558,000

		994,808

TOTAL COMMON STOCK
(Cost $28,957,221)		29,064,440

	Par (000)
REPURCHASE AGREEMENTS — 3.3%
Banc of America Securities, LLC
(Agreement dated 11/29/02 to be repurchased at $994,104 collateralized by $965,000 (Value $1,034,003) U.S. Treasury Notes, 4.75%, due 11/15/08) 1.25%, 12/02/02	$994	994,000

TOTAL REPURCHASE AGREEMENT
(Cost $994,000)		994,000

TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost $29,951,221***)		30,058,440
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		18,889

NET ASSETS — 100.0%		$30,077,329

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
EQUITY GROWTH FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

Value
NET ASSET VALUE PER SHARE
Institutional Shares ($30,071,659 ÷ 5,302,535 shares outstanding)	$5.67

Class A Shares ($4,532 ÷ 800 shares outstanding)	$5.66

Class C Shares ($1,138 ÷ 201 shares outstanding)	$5.66

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Cost for Federal income tax purposes is $30,008,741. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,151,034
Excess of tax cost over value	$(3,101,335)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON STOCK — 89.7%
Basic Industry — 2.5%
Gray Television	38,100	$385,572
Varian, Inc.*	19,500	612,690

		998,262

Business Services — 1.2%
Brown & Brown, Inc.	8,000	275,360
Watson Wyatt & Co.*	9,900	209,880

		485,240

Consumer Durables — 2.0%
Gentex Corp.*	22,300	669,223
WCI Communities, Inc.*	10,000	113,300

		782,523

Consumer Non-Durables — 11.7%
American Italian Pasta Co.*	8,500	308,550
Coach, Inc.*	28,200	959,364
Constellation Brands, Inc.*	20,400	479,808
Cost Plus, Inc.*	26,000	850,200
Dick’s Sporting Goods*	6,800	142,868
Hibbett Sporting Goods*	23,200	579,536
Krispy Kreme Doughnuts*	14,400	540,000
Urban Oufitters Inc.*	29,600	781,736

		4,642,062

Consumer Services — 15.3%
California Pizza Kitchen*	15,800	387,574
Cumulus Media, Inc.*	59,300	984,380
Extended Stay America*	32,900	460,271
Fidelity National Info Solutions*	9,900	197,604
Getty Images, Inc.*	17,800	531,686
Landry’s Seafood	22,900	491,892
Lendingtree, Inc.*	21,000	280,560
Lin TV Corp.*	31,000	756,400
Mediacom Corp.*	62,500	589,375
Sonic Corp.*	27,475	590,163
The Cheesecake Factory*	21,700	773,822

		6,043,727

Energy — 5.4%
Cal Dive International, Inc.*	18,000	415,980
Denbury Resources, Inc.*	42,000	433,860

	Number of Shares	Value

COMMON STOCK — Continued
Energy — Continued

Pride International Inc.*	72,200	$1,009,356
W-H Energy Services*	19,400	288,866

		2,148,062

Financial — 9.0%
Allegiant Bancorp	7,000	122,150
American Home Mortgage	18,600	202,182
Bankatlantic Bancorp	23,000	215,510
Brookline Bancorp	15,300	173,655
Doral Financial Corp.	18,850	508,008
Harleysville Group	9,000	236,070
Hub International Ltd.	7,300	92,272
PMA Capital Corp.	11,700	175,032
R & G Financial	15,900	363,315
Redwood Trust	27,300	742,014
Stewart Information*	19,100	395,370
Wintrust Financial	10,400	313,986

		3,539,564

Health Care — 22.0%
Cima Labs*	26,400	700,128
Conceptus, Inc.*	52,000	721,240
Cross Country Inc.*	7,600	127,680
CV Therapeutics*	8,300	192,643
First Horizon Pharmaceutical*	28,800	175,392
Fischer Imaging Stock	43,500	210,975
Inhale Therapeutic*	69,900	638,187
Inspire Pharmaceuticals*	197,900	1,642,570
Intrabiotics Pharmaceuticals*	310,500	96,255
Medicines Co.*	22,300	374,194
Medicis Pharmaceuticals*	15,900	735,375
Neurocrine Biosciences*	23,000	1,059,840
Pain Therapeutics*	58,000	211,120
Tanox, Inc.*	52,300	577,915
Trimeris, Inc.*	12,600	605,430
Xoma*	112,200	624,954

		8,693,898

Technology — 17.6%
Advanced Fibre Communications*	41,600	756,288
Agile Software Corp.*	104,500	936,320

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON STOCK — Continued
Technology — Continued
Ciena Corp.*	40,320	$268,128
Coorstek Inc.*	10,700	244,495
Cymer Inc.*	8,300	301,547
Integral Systems*	38,100	777,240
Jack Henry & Associates	48,800	633,424
Micrel, Inc.*	24,700	280,864
O2Micro International Ltd.*	79,300	1,046,760
Skyworks Solutions, Inc.*	46,700	562,735
Tekelec*	41,400	421,866
Veridian Corp.*	19,800	415,800
Webex Communications Inc.*	15,600	303,576

		6,949,043

Transportation — 3.0%
Heartland Express Inc.*	32,833	715,759
Knight Transportation*	23,000	454,963

		1,170,722

TOTAL COMMON STOCK
(Cost $33,433,786)		35,453,103

AGENCY OBLIGATIONS — 10.4%	Par (000)
Federal Farm Credit Bureau — 1.4%
Discount Note
1.22%, 12/02/02	185	184,987
1.22%, 12/19/02	370	369,762

		554,749

Federal Home Loan Bank — 0.6%
Discount Note
1.65%, 12/20/02	250	249,828

Federal Home Loan Mortgage Corp. — 8.4%
Note
1.20%, 12/04/02	1,860	1,859,752
	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Federal Home Loan Mortgage Corp. — Continued
Discount Note
1.26%, 12/05/02	255	$254,963
1.68%, 12/10/02	100	99,953
1.70%, 12/17/02	1,085	1,084,375

		3,299,043

TOTAL AGENCY OBLIGATIONS
(Cost $4,103,752)		4,103,620

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $37,537,538**)		39,556,723
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(35,726)

NET ASSETS — 100.0%		$39,520,997

NET ASSET VALUE PER SHARE
Institutional Shares
($39,500,166 ÷ 5,971,539 shares outstanding)		$6.61

Class A Shares
($19,688 ÷ 2,982 shares outstanding)		$6.60

Class C Shares
($1,144 ÷ 173 shares outstanding)		$6.61

*	Non-income producing securities.
**	Aggregate cost for Federal income tax purposes is $38,773,063. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,397,772
Excess of tax cost over value	$(4,614,112)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERNATIONAL EQUITY FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON & PREFERRED STOCK — 92.0%
Australia — 1.3%
Broken Hill Properties	39,452	$224,141
Telstra Corp	260,900	669,365
WMC Limited	50,240	234,664

		1,128,170

Austria — 0.6%
Erste Bank Der Oester	7,420	402,287
OMV AG	1,727	155,825

		558,112

Brazil — 0.1%
Companhia De Bebidas ADR	3,261	48,915

Canada — 0.9%
Canadian Natural Resources*	4,166	109,030
Encana Corp.	12,672	344,990
Petro Canada	4,921	145,123
Royal Bank of Canada	2,210	82,596
Suncor Energy	7,300	107,641

		789,380

Czech Republic — 1.1%
Komercni Banka	14,225	974,743

Denmark — 0.6%
Danisco	12,700	421,059
Danske Bank	7,090	118,719

		539,778

Finland — 1.9%
Fortum Oyj	19,985	114,913
M-Real	7,072	57,337
Nokia ‘A Shares’*	54,830	1,058,171
Stora Enso	10,195	124,746
UPM-Kymmene	8,962	324,610

		1,679,777

France — 8.9%
Accor SA	5,601	196,297
Alstom	14,776	84,520
Autoroutes Du Sud de La*	5,716	141,873
Aventis	26,015	1,447,970
Banque National de Paris	14,120	575,910
Bouygues	7,600	224,924
	Number of Shares	Value

COMMON & PREFERRED STOCK — Continued
France — Continued
Carrefour	2,525	$110,924
Danone	11,485	1,504,710
Lafarge Coppee	2,265	184,314
Lvmh Moet Hennessy	3,029	142,828
PSA Peugeot Citroen	2,319	104,620
Remy Cointreau	2,797	82,917
Renault SA	1,200	59,258
Societe Generale	11,700	658,777
St. Gobain	5,989	180,940
Total Fina Elf S.A.	11,071	1,487,914
Valeo	4,400	144,007
Vinci	5,252	301,726
Vivendi Universal SA	4,515	73,143

		7,707,572

Germany — 4.0%
Allianze AG	568	63,907
Bayer AG	2,755	63,310
Bayerische Motor Wrke	6,585	224,036
Continental AG	5,445	88,292
Depfa Bank AG	1,125	46,221
Deutsche Bank AG	2,600	130,876
Deutsche Telekom	47,535	580,694
E. On AG	7,000	302,220
Fraport AG	5,136	105,762
Heidelberger	2,200	56,793
Henkel Kgaa-Vorzug	1,776	108,833
Kali & Salz AG	2,756	48,802
Linde AG	1,529	57,648
Muenchener Reuckversicherungs	3,582	499,585
Porsche AG Preferred	146	67,827
RWE AG	10,120	287,424
Strada Arzneimittel AG	3,315	126,634
Volkswagen AG	10,455	425,386
Volkswagen AG, Preferred	1,850	54,843
Wella AG	1,671	93,089
Wella AG, Preferred	1,005	56,987

		3,489,169

Hong Kong — 0.4%
Bank of East Asia	54,565	95,155

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERNATIONAL EQUITY FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON & PREFERRED STOCK — Continued
Hong Kong — Continued
Hong Kong Land Holdings Ltd.	166,000	$222,440

		317,595

Hungary — 1.1%
EGIS RT	4,965	297,406
OTP Bank	72,890	686,260

		983,666

Indonesia — 0.0%
PT Indofood Sukses Makmur	610,015	39,071

Ireland — 0.1%
Allied Irish Banks	5,315	74,446
Bank of Ireland	4,074	44,216

		118,662

Italy — 3.2%
Banca Popolare Di Verona	10,325	114,525
Cassa Di Risparmio	100,831	126,988
Credito Italiano	49,042	195,636
Ente Nazionale Idrocarburi*	91,278	1,327,546
Parmalat Finanziaria	19,768	47,393
Snam Rete Gas	39,435	122,005
Telecom Italia	169,300	912,834

		2,846,927

Japan — 17.0%
Asahi Kasei Corp.*	51,000	119,887
Asatsu-DK, Inc.	8,200	152,602
Canon Inc.	17,000	648,002
Central Japan Railway Co.	61	381,390
Dai Nippon Printing*	62,000	735,812
Daiwa Securities	74,000	338,848
Fuji Photo Film	13,000	422,316
Fuji Television Network	178	735,159
Fujitsu Ltd.	246,000	879,468
Honda Motor	4,142	156,193
Ito Yokado Co.	3,470	119,240
Japan Tobacco Inc.	89	552,096
Kao Corp.	10,406	223,383
Lawson Inc.	10,300	278,276
Matsushita Electric Inds.	33,000	338,579
Millea Holdings Inc.*	78	600,367
	Number of Shares	Value

COMMON & PREFERRED STOCK — Continued
Japan — Continued
Mitsubishi Estate Co. Ltd.	44,000	$328,613
Mitsui Sumitomo*	63,000	274,081
Nippon Telegraph & Telephone	207	814,382
Nissan Motor Corp.	22,652	180,639
Nomura Securities	29,070	349,746
Rohm Co.	3,100	433,694
Sankyo Co. Ltd.	50,000	564,829
Sekisui House Ltd.	65,000	471,126
Shionogi & Co.	8,000	109,766
Shisedo Let Ord	10,483	124,583
Sumitomo Electric Inds.*	87,000	553,181
Takeda Chemical Industries	2,061	86,636
Tokyo Broadcast	18,800	270,073
Tokyo Electric Power Co.*	7,200	122,238
Tokyo Gas Co. Ltd.	128,000	381,341
Tokyo Price Index	89,294	655,957
Toppan Printing	39,000	287,451
Toyo Seikan Kaisha	30,000	327,633
Toyota Motor Corp.*	25,400	667,575
Yamanouchi Pharmaceutical	46,600	1,270,408

		14,955,570

Netherlands — 8.9%
ABN Amro Holding NV	24,625	422,817
Akzo Nobel	23,868	747,695
CSM	17,300	342,996
Fortis NL*	23,370	414,288
Grolsch	2,947	58,633
Gucci Group	400	36,052
Heijmans	4,399	76,145
ING Groep	25,018	476,604
Koninklijke KPN*	45,220	300,499
Kon Philips Electronics	44,300	972,176
Libertel	9,584	94,388
NLG Heineken	10,000	377,726
Rodamco Europe	1,620	69,233
Royal Dutch Petroleum	44,831	1,964,091
Royal Volker Wessels	5,234	97,054
TNT Post Group	2,965	54,243
Unilever*	22,610	1,318,056

		7,822,696

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERNATIONAL EQUITY FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON & PREFERRED STOCK — Continued
New Zealand — 0.4%
Telecom Corp of New Zealand	129,960	$313,163

Norway — 1.3%
DNB Holding ASA	22,855	112,036
Gjensidige Nor ASA	6,255	196,443
Nordlandsbanken ASA	7,565	28,820
Norsk Hydro	3,838	153,027
Orkla ASA	13,672	236,159
Sparebanken Midt	4,428	97,950
Sparebanken Rogaland	7,261	194,327
Statoil ASA	7,169	52,371
Telenor ASA	15,312	62,306

		1,133,439

Poland — 1.3%
Agora SA*	4,250	57,577
Bank Pekao*	27,440	664,360
Bank Zachodni WBK SA	11,823	222,183
Budimex*	20,300	153,906
Telekomunikacja Polsk	20,150	70,124

		1,168,150

Portugal — 0.3%
Electricidade De Portugal	176,805	297,247

Romania — 0.1%
Romanian Development Bank	121,000	86,512

Russian Federation — 0.3%
Sun Interbrew LTD GDR*	21,400	103,790
Surgutneftegaz	3,200	53,600
Wimm Bill Dann Foods ADR*	4,540	83,763

		241,153

South Korea — 1.1%
Samsung Electronics GDR	5,965	957,383

Spain — 1.4%
Acerinox SA	1,700	65,938
Aurea Conces	3,889	82,985
Endesa SA	21,382	253,336
Grupo Dragados SA	3,600	56,942
Groupo Empresarial Ence	3,990	56,324
Groupo Ferrovial	2,924	70,277
Telefonica SA*	52,712	536,964
	Number of Shares	Value

COMMON & PREFERRED STOCK — Continued
Spain — Continued
Vallehermoso SA	6,690	$62,559

		1,185,325

Sweden — 1.3%
Foereningssparbanken	30,900	381,759
Nordea AB	134,070	655,161
Svenska Cell	3,297	114,199

		1,151,119

Switzerland — 7.7%
Cie Financiere Richemont	12,851	242,570
Credit Suisse Group	15,631	367,751
Givaudan	185	76,948
Holcim Ltd	2,046	407,573
Nestle	8,710	1,761,493
Novartis AG	33,425	1,243,805
Roche Holdings	11,037	784,955
Schindler Holding	2,400	402,858
Swatch Group	2,943	264,858
Syngenta AG	1,050	59,458
UBS AG*	18,070	910,565
Zurich Financial Services Group	2,380	256,306

		6,779,140

United Kingdom — 26.7%
Acambis*	11,622	45,119
Allied Domecq	84,943	503,242
Arm Holdings*	27,519	28,903
Associated British Foods	7,715	66,505
Aviva PLC	54,375	464,072
BAA	37,300	304,123
BAE Systems PLC	268,970	708,341
Barclays*	119,000	861,013
BHP Billiton PLC	77,059	408,872
BOC Group	38,900	541,729
BP Amoco	278,625	1,814,367
British American Tobacco	88,600	799,597
Bunzl	46,600	309,616
Cadbury Schweppes	219,600	1,424,879
Diageo	13,207	137,583
Gallagher Group	7,395	65,127
GlaxoSmithKline	115,800	2,167,623

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERNATIONAL EQUITY FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

COMMON & PREFERRED STOCK — Continued
United Kingdom — Continued
Great Universal Stores	79,300	$726,772
Hays PLC	407,700	626,451
Hilton Group	83,634	239,773
HSBC Holdings	79,300	940,855
Imperial Tobacco*	53,500	760,036
Lloyds TSB	34,350	289,959
National Grid Transco	101,687	682,349
Pearson PLC	31,891	366,958
Prudential Corp.	41,127	342,686
Reckitt Benckiser	21,377	371,543
Reed Elsevier	137,200	1,206,180
Regent Inns	27,710	33,890
Rentokil Initial	243,400	797,227
RMC Group PLC	13,700	89,745
Rolls-Royce	125,040	252,931
Sainsbury	142,900	657,051
Scottish & Newcastle	1	7
Scottish & Southern Energy	11,575	111,576
Six Continents	21,405	188,180
South African Brewers	7,895	54,789
Standard Charter PLC	11,662	140,632
Tesco	41,560	131,275
UK Royal Bank of Scotland	4,427	113,521
Unilever PLC	26,315	234,417
Vodafone Group*	1,098,040	2,084,432
Wolseley	37,400	317,741
WPP Group	116,000	982,801

		23,394,488

Venezuela — 0.0%
Cia Anonima ADR	2,219	29,025

TOTAL COMMON STOCK & PREFERRED STOCK
(Cost $82,036,116)		80,735,947

EXCHANGE TRADED FUNDS — 2.0%
Ireland — 1.4%
Fresco Dow Jones Euro STOXX 50 Fund	46,646	1,225,051
	Number of Shares	Value

EXCHANGE TRADED FUNDS — Continued
USA — 0.6%
ishares S&P Europe 350 Index Fund	11,004	$554,051

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,696,441)		1,779,102

	Par (000)
SHORT-TERM INVESTMENTS — 3.0%
Eurodollar Time Deposit
Morgan Stanley Dean Witter
(Cost $2,653,000)	$2,653	2,653,000

TOTAL INVESTMENTS IN SECURITIES — 97.0%
(Cost $86,385,557**)		85,168,049
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		2,614,092

NET ASSETS — 100.0%		$87,782,141

NET ASSET VALUE PER SHARE
Institutional Shares
($87,762,423 ÷ 9,146,493 shares outstanding)		$9.60

Class A Shares
($18,646 ÷ 1,944 shares outstanding)		$9.59

Class C Shares
($1,072 ÷ 112 shares outstanding)		$9.58

*	Non-income producing securities.
**	Cost for Federal income tax purposes is $82,605,417. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,647,888
Excess of tax cost over value	$(7,930,261)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 93.2%
Apartments — 22.2%
AMLI Residential Properties Trust	22,200	$477,966
Apartment Investment & Management Co.	36,000	1,345,320
Archstone-Smith Trust	57,657	1,331,877
Avalonbay Communities	32,634	1,292,306
BRE Properties, Inc.	40,000	1,230,400
Equity Residential Properties Trust	47,900	1,251,148
Essex Property Trust	23,000	1,173,000
Gables Residential Trust	28,200	696,258
Home Properties	39,000	1,277,250
Summit Properties, Inc.	40,000	766,000
United Dominion Realty Trust, Inc.	71,500	1,109,680

		11,951,205

Diversified — 9.1%
Colonial Properties Trust	12,400	408,208
Duke-Weeks Realty Corp.	40,678	1,016,950
Eastgroup Properties	20,900	518,947
Liberty Property Trust	28,800	905,760
Vornado Realty Trust	40,000	1,494,400
Washington REIT	20,000	505,200

		4,849,465

Health Care — 6.9%
Health Care Property Investors	26,000	1,133,340
Health Care Realty Trust	29,000	890,590
Health Care REIT	22,000	612,700
Nationwide Health Properties, Inc.	30,100	480,697
Senior Housing	50,000	560,000

		3,677,327

Hotel — 5.9%
Hilton Hotels Corp.	35,000	479,150
Hospitality Properties	42,000	1,432,200
Host Marrioitt Corp.**	40,000	366,000
Starwood Hotels & Resorts	35,000	886,550

		3,163,900

Office Properties — 16.6%
Arden Realty Group, Inc.	32,500	724,100
	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS — Continued
Office Properties — Continued
Boston Properties, Inc.	29,300	$1,086,151
Carramerica Realty Corp.	35,400	896,328
Corporate Office Properties Trust	67,000	913,210
Cousins Properties, Inc.	33,600	808,080
Crescent Real Estate Equities, Inc.	44,500	740,925
Highwood Properties, Inc.	24,000	489,600
Mack Cali Realty Corp.	27,800	834,000
Prentiss Properties Trust	35,000	962,150
SL Green Realty Corp.	45,000	1,427,400

		8,881,944

Other — 3.0%
Capital Auto	39,000	964,470
Plum Creek Timber Co.	26,000	633,100

		1,597,570

Retail — 17.0%
CBL & Associates Properties, Inc.	18,900	742,770
Equity One, Inc.	41,000	549,400
General Growth Properties, Inc.**	26,000	1,284,400
Glimcher Realty Trust	25,000	412,500
IRT Property Company	29,800	354,024
Kimco Realty Corp.	26,750	838,613
New Plan Excel Realty	33,000	624,360
Pan Pacific Retail Properties	26,650	951,405
Regency Centers Corp.	23,000	710,700
Simon Property Group, Inc.	33,500	1,129,620
Sizeler Property Investments	60,000	570,000
Taubman Centers, Inc.	39,800	647,944
Urstadt Biddle	27,000	309,960

		9,125,696

Storage — 3.9%
Public Storage, Inc.	33,600	1,045,295
Shurgard Storage	17,000	525,300
Sovran Self Storage, Inc.	19,400	543,200

		2,113,795

Warehouse/Industrial — 8.6%
AMB Property Corp.	35,000	967,750
Centerpoint Properties Trust	16,000	914,880

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS — Continued
Warehouse/Industrial — Continued
First Industrial Realty Trust, Inc.	30,100	$813,001
Keystone Property Trust	37,000	621,600
Prologis Trust	51,620	1,268,820

		4,586,051

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $47,247,812)		49,946,953

INVESTMENT COMPANIES — 6.7%
Goldman Sachs Financial Square Prime Obligations Fund	1,913,361	1,913,361
Provident Institutional Funds — TempFund	1,659,731	1,659,731

TOTAL INVESTMENT COMPANIES
(Cost $3,573,092)		3,573,092

Value
TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost $50,820,904***)	$53,520,045
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	57,040

NET ASSETS — 100.0%	$53,577,085

NET ASSET VALUE PER SHARE
Institutional Shares
($53,513,594 ÷ 5,039,496 shares outstanding)	$10.62
Class A Shares
($28,724 ÷ 2,709 shares outstanding)	$10.60
Class C Shares
($34,766 ÷ 3,279 shares outstanding)	$10.60

*	Non-income producing securities.
**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.
***	Aggregate cost for Federal income tax purposes is $49,644,404. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$4,052,034
Excess of tax cost over value	$(1,428,943)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
LIMITED MATURITY BOND FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 32.4%
Federal Farm Credit Bank — 2.6%
Notes
1.67%, 01/02/03	$2,000	$2,000,000
2.50%, 11/15/05	2,325	2,307,563

		4,307,563

Federal Home Loan Bank — 3.0%
Discount Notes
1.65%, 12/20/02	3,000	2,997,933
1.24%, 01/17/03	2,000	1,996,693

		4,994,626

Federal Home Loan Mortgage Corp. — 7.6%
Note
3.00%, 07/15/04	2,720	2,760,800
Mortgage Backed Securities
6.00%, 04/01/14 (Pool #E76190)	6,231	6,497,307
5.50%, 10/15/16 (Pool #E01042)	2,993	3,072,310

		12,330,417

Federal National Mortgage Association — 13.4%
Collateralized Mortgage Obligation
5.50%, 07/25/27	2,500	2,551,422
Discount Note
1.69%, 12/24/02	5,000	4,995,082
Mortgage Backed Securities
6.50%, 11/01/13 (Pool #252098)	2,495	2,626,173
6.50%, 04/01/14 (Pool #323654)	4,402	4,632,347
6.00%, 04/01/14 (Pool #484807)	1,108	1,155,916
6.00%, 01/01/17 (Pool #624250)	4,568	4,748,177
Note
3.13%, 08/15/05	1,345	1,355,088

		22,064,205

Government National Mortgage Association — 5.0%
Mortgage Backed Securities
6.00%, 06/15/13 (Pool #456934)	1,293	1,361,091
	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Government National Mortgage Association — Continued
Mortgage Backed Securities — Continued
6.00%, 07/15/13 (Pool #433894)	$1,812	$1,907,150
6.50%, 06/15/14 (Pool #510976)	447	472,166
6.50%, 11/15/15 (Pool #479694)	715	754,418
5.50%, 09/15/16 (Pool #564803)	1,567	1,619,364
5.50%, 10/15/16 (Pool #570640)	136	140,771
6.00%, 04/15/17 (Pool #552489)	1,871	1,959,020

		8,213,980

Small Business Administration — 0.8%
Note
5.20%, 08/01/12	1,300	1,303,250

TOTAL AGENCY OBLIGATIONS
(Cost $51,745,351)		53,214,041

DOMESTIC CORPORATE BONDS — 34.7%
Automotive — 2.9%
Ford Motor Credit Corp.
6.00%, 01/14/03	2,800	2,802,582
General Motors Acceptance Corp.
6.13%, 09/15/06	2,000	1,995,000

		4,797,582

Banking — 1.6%
Wachovia Corp.
6.70%, 06/21/04	2,500	2,667,595

Beverages — 1.8%
Pepsico Inc. Medium Term Note
5.75%, 01/02/03	3,000	3,008,115

Chemicals — 1.7%
Dow Chemical*
6.00%, 10/01/12	800	797,000
E.I. duPont deNemours & Co. Medium Term Note
6.00%, 03/06/03	2,000	2,023,004

		2,820,004

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
LIMITED MATURITY BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Computers — 1.0%
Hewlett Packard Company
7.15%, 06/15/05	$1,350	$1,444,500

Consumer Staples — 1.9%
Proctor & Gamble Co.
4.75%, 06/15/03	800	840,053
Unilever Capital Corp.
6.75%, 11/01/03	2,165	2,262,425

		3,102,478

Drugs — 0.5%
Wyeth
6.700%, 03/15/11	800	863,000

Entertainment — 1.5%
AOL Time Warner
6.125%, 04/15/06	1,500	1,510,938
Viacom*
5.63%, 08/15/12	800	831,000

		2,341,938

Finance — 7.0%
CIT Group
7.50%, 11/14/03	2,000	2,075,000
Citigroup, Inc.
1.95%, 07/17/03	1,750	1,752,188
Duke Capital
2.03%, 02/28/03	2,800	2,779,000
Household Finance
6.75%, 05/15/11	790	801,860
John Deere Capital
4.13%, 07/15/05	2,100	2,149,875
Merrill Lynch
2.14%, 06/11/04	2,000	1,995,296

		11,553,219

Food & Beverage — 2.0%
Kellogg Co.
5.50%, 04/01/03	2,250	2,275,313
6.00%, 04/01/06	1,000	1,077,186

		3,352,499

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Home Furnishings — 1.5%
Leggett & Platt, Inc.
7.65%, 02/15/05	$2,250	$2,439,022

Manufacturing — 1.2%
Honeywell, Inc.
6.125%, 11/01/11	800	842,000
Minnesota Mining & Manufacturing Co.
5.62%, 07/15/09	1,056	1,119,791

		1,961,791

Oil & Exploration — 1.6%
BP Canada
3.38%, 10/31/07	800	786,000
ChevronTexaco
3.50%, 09/17/07	800	795,000
Occidental
4.000%, 11/30/07	1,000	991,245

		2,572,245

Pharmaceuticals — 0.9%
Merck & Co.
4.125%, 01/18/05	1,500	1,550,625

Telecommunications — 2.3%
Motorola, Inc.
6.75%, 02/01/06	2,000	2,042,500
SBC
5.88%, 02/01/12	820	858,950
Verizon
6.000%, 04/15/08	800	827,000

		3,728,450

Utilities — Electrical & Electronic — 0.5%
Boston Edison
4.875%, 10/15/12	800	781,000

Utilities — Gas/Gas & Electric — 4.4%
Baltimore Gas & Electric
6.50%, 02/15/03	2,500	2,519,643
Constellation Energy
6.35%, 04/01/07	300	310,125
6.125%, 09/01/09	500	500,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
LIMITED MATURITY BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Utilities — Gas/Gas & Electric — Continued
Consolidated Natural Gas Co.
5.75%, 08/01/03	$475	$484,500
Keyspan
7.625%, 11/15/10	820	937,875
Progress Energy
6.85%, 04/15/12	400	429,000
Wisconsin Electric Power
6.625%, 12/01/02	2,000	2,000,205

		7,181,348

Utilities — Water — 0.4%
Natural Rural Utilities Cooperative
5.750%, 12/01/08	700	717,500

TOTAL DOMESTIC CORPORATE BONDS
(Cost $55,707,004)		56,882,911

FOREIGN BONDS — 3.6%
Sovereign Agency — 1.7%
Japan Bank for International Cooperation
7.125%, 06/20/05	2,500	2,748,255

International Finance — 1.9%
KFW International
4.75%, 01/24/07	1,500	1,574,577
Oesterreich Kontrollbank
5.125%, 03/20/07	1,500	1,599,375

		3,173,952

TOTAL FOREIGN BONDS
(Cost $5,490,771)		5,922,207

U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Bills — 6.7%
1.88%, 12/05/02	5,000	4,998,965
1.21%, 02/20/03	6,000	5,984,520

		10,983,485

U.S. Treasury Notes — 8.4%
3.25%, 05/31/04	2,500	2,554,005
2.25%, 07/31/04	2,500	2,515,025
2.125%, 08/31/04*	2,500	2,508,000
2.00%, 11/30/04	2,500	2,494,775
	Par (000)	Value

U.S. TREASURY OBLIGATIONS — Continued
U.S. Treasury Notes — Continued
3.00%, 07/15/12*	$2,250	$2,336,485
4.00%, 11/15/12	1,500	1,474,335

		13,882,625

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,767,951)		24,866,110

REPURCHASE AGREEMENTS — 11.0%
Bank of America Securities, LLC
(Agreement dated 11/29/02 to be repurchased at $6,015,627 collateralized by $5,780,000 (Value $6,193,302) U.S. Treasury Notes, 4.75%, due 11/15/08) 1.25%, 12/02/02	6,015	6,015,000
Goldman Sachs Group, Inc.
(Agreement dated 11/29/02 to be repurchased at $6,000,655 collateralized by $5,822,000 (Value $6,196,870) U.S. Treasury Notes, 5.5%, due 8/15/28) 1.31%, 12/02/02	6,000	6,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 11/29/02 to be repurchased at $6,000,625 collateralized by $4,550,000 (Value $6,184,944) U.S. Treasury Notes, 8.0%, due 11/15/21) 1.25%, 12/02/02	6,000	6,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,015,000)		18,015,000

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
LIMITED MATURITY BOND FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

INVESTMENT COMPANIES — 4.3%
Goldman Sachs Financial Square Prime Obligations Fund	3,500,000	3,500,000
Provident Institutional Funds — TempFund	3,500,000	3,500,000

TOTAL INVESTMENT COMPANIES
(Cost $7,000,000)		7,000,000

TOTAL INVESTMENTS IN SECURITIES — 101.1%
(Cost $162,726,077**)		165,900,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(1,756,615)

NET ASSETS — 100.0%		$164,143,654

NET ASSET VALUE PER SHARE
Institutional Shares ($164,067,698 ÷ 15,736,988 shares outstanding)		$10.43

Class A Shares ($74,958 ÷ 7,192 shares outstanding)		$10.42

Class C Shares ($999 ÷ 96 shares outstanding)		$10.42

*	Certain principal amounts are temporarily on loan to an unaffiliated broker/dealer.
**	Cost for Federal income tax purposes is $162,760,874. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,243,449
Excess of tax cost over value	$(205,004)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TOTAL RETURN BOND FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — 55.1%
Federal Farm Credit Bank — 1.4%
1.67%, 04/01/03	$1,950	$1,952,438

Federal Home Loan Mortgage Corp. — 18.6%
Notes
3.00%, 07/15/04	6,850	6,952,750
4.50%, 12/15/05	1,452	1,486,089
4.50%, 11/15/09	2,415	2,454,364
6.50%, 11/01/17	5,700	5,977,875
Collateralized Mortgage Obligation
8.00%, 10/01/29 (Pool #C00879)	63	67,806
8.00%, 06/01/30 (Pool #C39741)	74	79,283
8.00%, 09/01/30 (Pool #C41949)	7	7,768
8.00%, 12/01/30 (Pool #C45813)	4	4,639
8.00%, 05/01/31 (Pool #C01198)	42	44,799
6.00%, 09/01/32 (Pool #C014603)	2,655	2,719,491
Mortgage Backed Securities
6.00%, 02/01/14 (Pool #E74547)	542	566,238
6.50%, 09/01/24 (Pool #G00320)	1,209	1,257,832
7.50%, 07/01/26 (Pool #D72963)	63	66,999
6.50%, 10/01/27 (Pool #C00561)	13	13,740
7.50%, 10/01/27 (Pool #D82914)	95	100,567
6.50%, 10/01/27 (Pool #D83095)	10	10,742
6.50%, 10/01/27 (Pool #D83337)	281	291,678
7.00%, 11/01/27 (Pool #D83947)	619	648,051
6.50%, 06/01/29 (Pool #C27091)	222	229,301
7.50%, 09/01/30 (Pool #G01131)	81	85,235
5.50%, 08/01/32 (Pool #C69707)	2,597	2,607,743

		25,672,990

Federal National Mortgage Association — 28.4%
Collateralized Mortgage Obligation
6.00%, 03/25/23	1,039	1,089,909
Medium Term Notes
7.00%, 08/27/12	1,000	1,061,740
Notes
4.20%, 02/11/05	3,300	3,320,625
3.13%, 08/15/05	2,325	2,342,437
6.50%, 07/01/17	5,700	5,985,000
4.00%, 07/25/10	1,000	1,016,690
4.00%, 12/25/17	1,000	1,012,510
Mortgage Backed Securities
7.00%, 04/01/04 (Pool #377898)	27	27,557
	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Federal National Mortgage Association — Continued
Mortgage Backed Securities — Continued
7.50%, 10/01/07 (Pool #177233)	$45	$48,015
6.00%, 01/01/09 (Pool #265989)	563	591,529
7.00%, 04/01/11 (Pool #338884)	125	133,159
6.00%, 12/01/16 (Pool #614235)	710	737,473
6.50%, 03/01/17 (Pool #636496)	1,149	1,205,841
6.00%, 06/01/17 (Pool #641209)	2,529	2,628,176
5.50%, 09/01/17 (Pool #664005)	670	687,118
7.50%, 08/01/26 (Pool #349416)	54	57,831
8.00%, 09/01/26 (Pool #250675)	89	95,811
7.00%, 04/01/27 (Pool #313458)	165	173,497
8.00%, 08/01/27 (Pool #392496)	212	227,342
8.00%, 09/01/27 (Pool #398392)	8	8,652
8.00%, 10/01/27 (Pool # 331320)	29	30,932
7.50%, 10/01/27 (Pool #395593)	212	225,232
8.00%, 10/01/27 (Pool #395770)	3	2,842
7.50%, 10/01/27 (Pool #396031)	294	312,107
7.00%, 10/01/27 (Pool #398928)	92	96,649
6.50%, 10/01/27 (Pool #399065)	134	138,327
8.00%, 10/01/27 (Pool #402178)	76	82,069
7.00%, 11/01/27 (Pool #251286)	267	279,874
6.50%, 11/01/27 (Pool #402786)	67	69,485
6.50%, 12/01/27 (Pool #354802)	206	213,848
6.50%, 01/01/28 (Pool #406700)	866	895,774
7.00%, 03/01/29 (Pool #491183)	1,108	1,157,426
6.50%, 06/01/29 (Pool #490861)	1,756	1,815,074
7.50%, 10/01/29 (Pool #252806)	515	544,810
7.50%, 04/01/30 (Pool #534171)	25	25,966
7.50%, 08/01/30 (Pool #539623)	334	352,681
7.50%, 01/01/31 (Pool #562502)	34	35,618
7.50%, 04/01/31 (Pool #576245)	67	70,597
7.50%, 04/01/31 (Pool #577475)	7	7,605
7.00%, 07/01/31 (Pool #253907)	2,619	2,735,202
7.50%, 07/01/31 (Pool #592239)	411	434,167
7.50%, 08/01/31 (Pool #545137)	265	280,195
6.50%, 02/01/32 (Pool #254199)	5,961	6,162,546
6.00%, 07/01/32 (Pool #254377)	964	986,881

		39,406,819

Government National Mortgage Association — 6.7%
Mortgage Backed Securities
7.00%, 02/15/12 (Pool #393360)	133	141,874

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TOTAL RETURN BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Government National Mortgage Association — Continued
Mortgage Backed Securities — Continued
9.00%, 05/15/16 (Pool #163606)	$3	$3,525
9.00%, 11/15/16 (Pool #181127)	61	68,170
9.00%, 11/15/16 (Pool #183984)	4	4,547
7.00%, 02/15/17 (Pool #555869)	838	894,688
8.00%, 05/15/17 (Pool #180719)	14	15,428
8.00%, 05/15/17 (Pool #217626)	23	24,668
9.00%, 04/15/18 (Pool #236277)	5	5,155
10.00%, 05/15/19 (Pool #274305)	13	14,858
9.00%, 11/15/19 (Pool #247019)	29	32,236
9.00%, 06/15/21 (Pool #305720)	57	63,290
9.00%, 06/15/21 (Pool #309078)	87	96,963
9.00%, 07/15/21 (Pool #309027)	13	13,896
9.00%, 07/15/21 (Pool #309084)	26	29,354
9.00%, 08/15/21 (Pool #306259)	56	62,267
9.00%, 09/15/21 (Pool #272061)	20	21,767
9.00%, 09/15/21 (Pool #305911)	16	17,272
9.00%, 09/15/21 (Pool #308283)	31	34,043
9.00%, 09/15/21 (Pool #308920)	83	92,019
9.00%, 09/15/21 (Pool #313023)	4	4,293
9.00%, 09/15/21 (Pool #314939)	5	5,004
8.00%, 02/15/23 (Pool #332531)	467	506,326
7.00%, 05/20/24 (Pool #1716)	61	64,011
7.00%, 10/15/25 (Pool #409958)	168	177,533
7.00%, 01/15/26 (Pool #382719)	131	138,319
7.00%, 01/15/26 (Pool #422404)	82	86,558
6.50%, 02/15/26 (Pool #405214)	95	99,035
7.00%, 02/15/26 (Pool #421686)	405	427,661
6.50%, 02/15/26 (Pool #425085)	52	53,774
6.50%, 03/15/26 (Pool #395468)	90	93,760
7.00%, 01/15/27 (Pool #436748)	166	175,009
7.00%, 02/15/27 (Pool #428935)	151	159,245
7.00%, 08/15/27 (Pool #443508)	84	88,754
8.50%, 08/15/27 (Pool #453213)	118	128,511
8.00%, 09/15/27 (Pool #453740)	41	43,782
7.00%, 09/15/27 (Pool #453980)	144	152,204
7.00%, 09/15/27 (Pool #454825)	10	11,001
7.00%, 10/15/27 (Pool #445227)	100	105,273
7.00%, 10/15/27 (Pool #453576)	38	40,169
7.00%, 10/15/27 (Pool #455319)	113	119,070
7.00%, 11/15/27 (Pool #452737)	235	248,462
7.00%, 12/15/27 (Pool #443780)	98	102,901
	Par (000)	Value

AGENCY OBLIGATIONS — Continued
Government National Mortgage Association — Continued
Mortgage Backed Securities — Continued
7.00%, 04/15/28 (Pool #471672)	$20	$20,981
6.50%, 07/15/28 (Pool #468090)	558	581,331
6.50%, 12/15/28 (Pool #471541)	786	818,528
6.50%, 01/15/29 (Pool #490890)	505	525,576
7.50%, 10/15/29 (Pool #521954)	241	256,702
6.50%, 04/15/32 (Pool #587032)	2,320	2,415,000

		9,284,793

TOTAL AGENCY OBLIGATIONS
(Cost $74,803,747)		76,317,040

DOMESTIC CORPORATE BONDS — 28.4%
Automotive — 2.9%
Ford Motor Co.
6.375%, 02/01/29	1,000	745,000
GMAC
5.48%, 12/16/02	2,000	2,000,656
8.00%, 11/01/31	1,250	1,223,438

		3,969,094

Banking and Financial Services — 7.9%
American Express Credit Corp.
7.45%, 08/10/05	1,000	1,108,130
Bank One FRN
1.62%, 02/14/03	625	625,781
CIT Group, Inc.
5.625%, 10/15/03	1,000	1,016,250
Citigroup, Inc.*
4.125%, 06/30/05	1,650	1,697,438
GE Capital Corp.
6.75%, 03/15/32	1,350	1,439,438
GE Capital Corp. FRN*
1.95%, 09/15/04	1,410	1,410,000
Household Financial
6.75%, 05/15/11	675	685,134
John Deere Capital
4.125%, 07/15/05	1,600	1,638,000
Morgan Stanley
1.00%, 04/01/12	1,250	1,351,563

		10,971,734

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TOTAL RETURN BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Chemicals — 1.0%
Dow Chemical*
6.00%, 10/01/12	$1,385	$1,379,806

Consumer Goods & Services — 1.5%
Unilever
6.75%, 11/01/03	1,350	1,410,750
7.125%, 11/01/10	700	812,000

		2,222,750

Defense — 1.1%
United Technology
7.50%, 09/15/29	1,250	1,509,375

Drugs — 0.5%
Wyeth
6.70%, 03/15/11	700	755,125

Electrical & Electronic — 1.0%
Motorola, Inc.
6.50%, 11/15/28	1,750	1,435,000

Energy — 3.0%
DTE
5.20%, 10/15/12	400	400,500
Progress Energy
6.85%, 04/15/12	590	632,775
6.55%, 03/01/04	1,700	1,751,000
Southern Power
6.25%, 07/15/12	1,300	1,339,000

		4,123,275

Entertainment — 0.6%
Viacom
5.625%, 08/15/12	745	773,869

Environmental Services — 0.5%
Honeywell
6.125%, 11/01/11	700	736,750

Food & Beverages — 1.6%
Kellogg Co.
5.50%, 04/01/03	2,125	2,148,906

Oil & Exploration — 0.7%
Occidental
4.00%, 11/30/07	950	941,683

	Par (000)	Value

DOMESTIC CORPORATE BONDS — Continued
Oil & Gas Equipment — 0.5%
MRO
6.80%, 03/15/32	$700	$704,375

Paper Products — 0.2%
Meadwest
6.80%, 11/15/32	250	246,875

Railroads — 0.6%
Norfolk
7.25%, 02/15/31	700	772,625

Telecommunications — 2.6%
AOL Time Warner
6.625%, 05/15/29	1,330	1,158,969
SBC
5.875%, 02/01/12	1,070	1,120,825
Verizon
7.375%, 04/01/32	1,250	1,381,250

		3,661,044

Utilities — Gas/Gas & Electric — 1.7%
Conoco Funding
7.25%, 10/15/31	1,350	1,414,125
Keyspan
7.625%, 11/15/10	770	880,688

		2,294,813

Utilities — Water — 0.5%
National Rural Utility Cooperative
5.75%, 12/01/08	650	666,250

TOTAL DOMESTIC CORPORATE BONDS
(Cost $38,710,799)		39,313,349

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Notes
2.25%, 07/31/04	650	653,906
3.25%, 08/15/07*	675	676,081
4.375%, 08/15/12*	700	708,914
Treasury Inflation Protected Security (TIPS)
3.00%, 07/15/12*	1,975	2,050,915

		4,089,816

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
TOTAL RETURN BOND FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Par (000)	Value

U.S. TREASURY OBLIGATIONS — Continued
U.S. Treasury Bonds
6.00%, 02/15/26	$2,775	$3,062,040
6.125%, 11/15/27	6,000	1,527,024

		4,589,064

TOTAL U.S. TREASURY
(Cost $8,131,228)		8,678,880

REPURCHASE AGREEMENTS — 2.0%
Banc of America Securities LLC
(Agreement dated 11/29/02 to be repurchased at $1,867,194 collateralized by $1,810,000 (Value $1,939,425) U.S. Treasury Notes, 4.75%, due 11/15/08)
1.25%, 12/02/02	1,876	1,867,000
Goldman Sachs Group, Inc.
(Agreement dated 11/29/02 to be repurchased at $1,000,109 collateralized by $971,000 (Value $1.033,521) U.S. Treasury Notes, 5.5%, due 8/15/28)
1.31%, 12/02/02	1,000	1,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,867,000)		2,867,000

	Number of Shares	Value

INVESTMENT COMPANIES — 7.8%
BlackRock High Yield Bond	761,799	$5,241,175
BlackRock Strategic Bond Trust,	107,667	1,419,051
Evergreen Offit High Yield Bond Fund	452,395	2,954,137
Goldman Sachs Financial Square Prime Obligations Fund	1,304,348	1,304,348

TOTAL INVESTMENT COMPANIES
(Cost $11,318,147)		10,918,711

TOTAL INVESTMENTS IN SECURITIES — 99.6%
(Cost $135,830,921**)		138,094,980
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		494,068

NET ASSETS — 100.0%		$138,589,048

NET ASSET VALUE PER SHARE
Institutional Shares
($138,584,171 ÷ 13,985,950 shares outstanding)		$9.91

Class A Shares
($3,878 ÷ 391 shares outstanding)		$9.91

Class C Shares
($999 ÷ 101 shares outstanding)		$9.91

*	Certain principal amounts are temporarily on loan to an unaffiliated broker/dealer.
**	Cost for Federal income tax purposes is $133,972,349. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,954,816
Excess of tax cost over value	$(784,623)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

DISTRICT OF COLUMBIA — 1.2%
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC
6.00%, 07/01/09	$600	$690,822

MARYLAND — 92.5%
Annapolis, GO, CPI
5.00%, 11/01/16	440	462,783
Anne Arundel County, GO
6.50%, 05/15/05	500	553,470
Baltimore City, GO, CPI, INS: FGIC
5.00%, 10/15/16	500	519,830
Baltimore City, RB, Refunding —Auto Parking Revenue, INS: FGIC
5.90%, 07/01/13	1,000	1,155,020
Baltimore City, RB, Waste Water Project, INS: FGIC
5.00%, 07/01/22	1,000	1,021,330
5.50%, 07/01/26	300	337,206
Baltimore County, COP, Equipment Acquisition Program
5.00%, 08/01/07	250	273,970
Baltimore City, GO, INS: MBIA
7.00%, 10/15/10	450	552,911
Baltimore, COP, Board of Education Administration, INS: MBIA
5.25%, 04/01/07	500	548,270
Baltimore, RB, School Systems
4.85%, 11/01/11	450	481,680
5.125%, 11/01/14	455	484,630
Cecil County, GO, CPI
5.00%, 08/01/09	655	721,456
Frederick County, GO
5.80%, 12/01/02	500	500,049
5.00%, 12/01/08	400	443,112
5.00%, 08/01/09	500	519,215
5.25%, 07/01/12	250	274,805
Frederick City, GO
5.00%, 12/01/08	500	553,890
Harford County, GO, CPI, UT
5.50%, 12/01/07	920	1,040,916
5.00%, 12/01/14	125	133,344
	Par (000)	Value

MARYLAND — Continued
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102
5.00%, 12/01/14	$125	$140,029
Howard County, GO, CPI
5.00%, 02/15/06	650	703,151
Howard County, GO, Prerefunded 8/15/03 @ 102
5.25%, 08/15/12	250	261,693
Maryland Environmental Services — Cecil County, RB, Landfill Project
5.125%, 09/01/10	180	193,480
5.30%, 09/01/12	250	267,585
Maryland National Capital Park & Planning Commission — Prince George’s County, GO, GPI, Prerefunded 7/01/03 @ 102
5.15%, 07/01/11	10	10,412
Maryland National Capital Park & Planning Commission — Prince George’s County, GO, Unrefunded Balance
6.25%, 01/15/05	200	216,938
5.15%, 07/01/11	290	300,089
5.375%, 01/15/14	450	477,410
Maryland State & Local Facilities, GO, GPI
5.00%, 07/15/03	1,055	1,072,671
5.00%, 07/15/04	500	526,395
5.00%, 10/15/04	1,000	1,060,840
5.25%, 03/01/05	750	802,470
5.25%, 06/15/06	500	547,960
5.25%, 02/01/08	680	752,243
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA
5.125%, 06/01/17	325	331,991
5.15%, 06/01/22	390	396,540

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

MARYLAND — Continued
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Multi-family
5.05%, 05/15/18	$185	$186,595
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Single Family
5.30%, 09/01/10	250	261,058
4.45%, 04/01/12	1,000	1,007,560
5.80%, 04/01/17	210	216,535
Maryland State Department of Transportation, RB
5.00%, 02/01/06	500	538,035
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters
5.00%, 06/01/15	450	474,759
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC
5.00%, 07/01/04	500	525,050
5.375%, 07/01/14	500	542,670
5.00%, 07/01/19	220	224,607
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA
4.45%, 10/01/12	290	298,236
5.30%, 10/01/18	460	481,942
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University
5.125%, 07/01/11	600	652,482
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care
5.50%, 07/01/13	800	864,232
5.375%, 07/01/32	500	500,905
	Par (000)	Value

MARYLAND — Continued
Maryland State Health & Higher Educational Facilities Authority, RB, Charlestown Community Inc.
1.20%, 01/01/28	$1,000	$1,000,000
Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health Inc., INS: AMBAC, ETM
5.125%, 07/01/11	600	657,696
5.125%, 07/01/12	555	608,874
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital
5.50%, 07/01/07	1,000	1,041,440
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University
5.00%, 07/01/11	500	543,925
5.25%, 07/01/16	750	793,635
5.25%, 07/01/17	500	525,465
5.125%, 07/01/20	500	510,835
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics
5.25%, 12/15/14	500	539,110
Maryland State Industrial Development, RB, National Aquarium Baltimore
5.50%, 11/01/17	750	789,765
Maryland State Transportation Authority, RB
5.80%, 07/01/06	775	860,241
5.75%, 07/01/15	150	150,284
Maryland Water Quality Financing Administration, RB, Revolving Loan Fund, Prerefunded 9/01/03 @ 100
5.40%, 09/01/12	300	308,931
Montgomery County, COP, GPI, Equipment Acquisition Program
4.50%, 06/01/06	500	532,375

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Statement of Net Assets  — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

MARYLAND — Continued
Montgomery County, GO, CP
1.25%, 12/11/02	$1,000	$1,000,000
Montgomery County, GO, CPI
5.75%, 07/01/06	400	446,655
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group
5.50%, 12/01/16	930	993,891
Montgomery County, RB, Housing Opportunity Community Housing Multi-Family, Avalon Knoll, FNMA COLL
5.70%, 07/01/10	150	160,288
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project
5.25%, 10/01/12	250	261,440
Northeast Waste Disposal Authority, RB, Southwest Resource Recovery Facility, INS: MBIA
5.00%, 01/01/05	1,000	1,073,130
Ocean City, GO, INS: FGIC
5.00%, 03/01/09	450	491,486
Prince George’s County, GO, CPI, INS: FSA
5.00%, 05/15/07	525	573,662
5.20%, 03/15/08	500	537,170
5.25%, 03/15/15	400	420,424
Prince George’s County, GO, INS: AMBAC
5.25%, 03/15/03	500	505,670
Prince George’s County, RB, IDA
6.00%, 07/01/09	675	725,983
5.00%, 10/01/12	500	535,870
Prince George’s County Solid Waste Management System, RB, INS: FSA-CR
5.25%, 06/15/13	2,380	2,461,872
Queen Anne’s County, GO, INS: FGIC
5.00%, 11/15/10	400	439,848
	Par (000)	Value

MARYLAND — Continued
Saint Mary’s College, GO, INS: AMBAC
5.55%, 09/01/30	$500	$520,060
Saint Mary’s County, GO, Prerefunded 10/1/09 @ 101
5.50%, 10/01/14	1,000	1,136,160
Saint Mary’s County, GO, CPI, Refunding
5.00%, 10/01/09	145	160,226
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital
5.00%, 10/01/09	880	972,409
Talbot County, GO
5.00%, 03/15/12	480	525,451
University of Maryland, RB, Refunding, Auxiliary Facilities & Tuition
5.000%, 04/01/08	500	545,255
5.125%, 04/01/13	400	422,528
5.00%, 04/01/15	500	518,640
Washington County, GO, INS: FGIC
5.25%, 01/01/06	200	204,490
5.00%, 01/01/16	675	702,277
5.50%, 01/01/20	300	317,379
Washington Suburban Sanitary District, GO, General Construction
5.25%, 06/01/24	440	452,530
5.00%, 06/01/09	500	544,285
Wicomico County, GO, INS: FGIC
5.00%, 02/01/15	755	789,519
Worcester County, GO
5.20%, 08/01/08	1,310	1,420,839

		54,136,463

PUERTO RICO — 1.5%
Children’s Trust Fund, RB, Puerto Rico Tobacco, Prerefunded 7/1/10 @ 100
6.00%, 07/01/26	750	874,335

TOTAL MUNICIPAL BONDS
(Cost $53,526,132)		55,701,620

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Number of Shares	Value

INVESTMENT COMPANIES — 4.3%
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,533,008	$1,533,008
Provident Institutional Funds —MuniFund	929,065	929,065

TOTAL INVESTMENT COMPANIES
(Cost $2,462,073)		2,462,073

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $55,988,205*)		58,163,693
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		331,335

NET ASSETS — 100.0%		$58,495,028

Number of Shares	Value

NET ASSET VALUE PER SHARE
Institutional Shares
($58,254,550 ÷ 5,239,444 shares outstanding)	$11.12

Class A Shares
($239,494 ÷ 21,547 shares outstanding)	$11.11

Class C Shares
($985 ÷ 89 shares outstanding)	$11.12

*	Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,205,122
Excess of tax cost over value	$(29,634)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERMEDIATE TAX-EXEMPT BOND FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

ARIZONA — 2.4%
Arizona Water Infrastructure Financial Authority, RB
5.375%, 10/01/11	$2,000	$2,242,160

COLORADO — 3.8%
Arapahoe County School District No. 5, GO, SAW, Cherry Creek
5.25%, 12/15/07	1,000	1,115,200
Jefferson County School District, GO, INS: MBIA
5.25%, 12/15/05	1,230	1,341,659
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC
5.25%, 11/01/11	1,000	1,106,290

		3,563,149

CONNECTICUT — 0.8%
Stamford, GO, Refunding Bonds
4.30%, 07/15/11	750	781,785

FLORIDA — 5.9%
Broward County, RB, Resource Recovery, Wheelabrator
5.00%, 12/01/02	1,000	1,000,076
Florida State, RB, Dept. of Environmental Protection
5.50%, 07/01/06	2,000	2,204,660
5.75%, 07/01/07	1,000	1,126,280
St. Lucie County, RB, INS: MBIA
5.50%, 04/01/10	1,000	1,117,240

		5,448,256

GEORGIA — 6.4%
Chatham County School District, GO, INS: MBIA, Prerefunded 8/1/03 @ 102
6.75%, 08/01/18	1,000	1,055,070
Fulton County, GO, Prerefunded 1/01/04 @ 102
5.40%, 01/01/08	1,000	1,059,320
Georgia State, GO
6.50%, 12/01/03	1,500	1,575,840
5.50%, 08/01/06	2,000	2,209,920

		5,900,150

	Par (000)	Value

ILLINOIS — 3.5%
Illinois State, RB, Highway Toll Authority, Prerefunded 01/01/03 @ 102
6.375%, 01/01/15	$1,500	$1,535,580
Univ. of Illinois, COP, MBIA, Utility Infrastructure Projects
5.75%, 08/15/08	1,605	1,814,741

		3,350,321

INDIANA — 2.7%
Indiana University, CP
1.40%, 12/04/02	2,500	2,500,000

IOWA — 1.7%
Cedar Falls, BAN, RB, Community School, Infrastructure 5.00%, 06/01/03	1,500	1,527,255

KANSAS — 2.0%
Kansas State Juvenile Justice Authority, RB, INS: MBIA 5.00%, 05/01/05	1,710	1,822,091

KENTUCKY — 2.9%
Kentucky State Property and Buildings Community, RB, Project No. 69, INS: MBIA
5.00%, 08/01/05	1,430	1,536,635
Kentucky State Turnpike Authority, RB, Revitalization
5.50%, 07/01/10	1,000	1,121,440

		2,658,075

LOUISIANA — 1.4%
Louisiana Public Facilities Authority, RB, INS: FSA
5.00%, 08/01/04	1,270	1,334,795

MARYLAND — 6.6%
Baltimore County, COP, Equipment Acquisition Program
5.00%, 08/01/07	1,265	1,386,288
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital
5.50%, 07/01/07	1,550	1,614,232
5.00%, 05/15/10	500	537,245

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERMEDIATE TAX-EXEMPT BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

MARYLAND — Continued
Maryland State, RB, Dept. of Transportation
5.00%, 09/01/04	$1,400	$1,477,434
Prince Georges County, GO, CPI, INS: FSA
5.50%, 05/15/09	1,000	1,123,720

		6,138,919

MASSACHUSETTS — 1.8%
Harvard University, CP
1.25%, 12/11/02	1,700	1,700,000

MICHIGAN — 1.4%
Michigan Muni Bond Authority, RB, Drinking Water
5.25%, 10/01/08	1,145	1,274,580

NEBRASKA — 1.9%
Nebraska Public Power District, RB, INS: MBIA
5.00%, 01/01/03	1,760	1,764,690

NEW JERSEY — 4.9%
New Jersey Economic Development, RB, INS: AMBAC
5.00%, 09/15/11	1,120	1,215,995
New Jersey State Educational Facility Authority, RB, Princeton University
4.75%, 07/01/07	1,410	1,532,952
New Jersey State Transportation, RB, ETM, INS: MBIA
6.50%, 06/15/10	1,500	1,785,765

		4,534,712

NORTH CAROLINA — 1.1%
Guilford County, GO, Recreational and School Improvements
5.00%, 10/01/04	1,000	1,058,470

OHIO — 6.6%
Cleveland Municipal School District, GO, INS: FGIC
5.00%, 12/01/05	1,250	1,349,663
Columbus, GO, Public Improvements
6.00%, 06/15/07	2,000	2,276,000
	Par (000)	Value

OHIO — Continued
Ohio State Building Authority, Lausche Office Building, RB
6.00%, 10/01/03	$2,385	$2,476,035

		6,101,698

OKLAHOMA — 3.1%
Oklahoma City, GO
6.00%, 03/01/03	1,750	1,770,160
Oklahoma Housing Development Authority, RB
5.10%, 11/01/05	1,000	1,056,330

		2,826,490

PENNSYLVANIA — 11.6%
Allegheny County Sanitation Authority, RB, INS: MBIA
5.50%, 12/01/02	1,595	1,595,167
Harrisburg Authority School Revenue, GO, INS: FGIC
5.00%, 04/01/10	1,250	1,355,875
Pennsylvania State, GO
5.00%, 10/01/05	1,250	1,345,675
Pennsylvania State Higher Education, RB, VRDB, Association of Independent Colleges, Muhlenberg College, SPA: PNC Bank N.A.
1.20%, 11/01/31	2,500	2,500,000
Pennsylvania State, IDA, RB, AMBAC, Economic Development
5.50%, 07/01/05	2,500	2,706,700
Pennsylvania State University, RB, VRDB, SPA: Toronto-Dominion Bank
1.17%, 03/01/32	1,200	1,200,000

		10,703,417

PUERTO RICO — 2.2%
Puerto Rico Commonwealth, TRAN
2.50%, 07/30/03	2,000	2,016,940

SOUTH CAROLINA — 5.4%
Columbia Tax Increment Revenues, RB, INS: FSA
5.00%, 12/01/06	1,790	1,962,574

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INTERMEDIATE TAX-EXEMPT BOND FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Par (000)	Value

SOUTH CAROLINA — Continued
South Carolina State Public Service Authority, RB
5.00%, 01/01/03	$1,000	$1,002,654
South Carolina State Public Service Authority, CP
1.30%, 12/11/02	2,000	2,000,000

		4,965,228

TENNESSEE — 2.4%
Shelby County, GO
5.50%, 08/01/08	1,000	1,118,680
5.00%, 04/01/09	1,000	1,087,950

		2,206,630

TEXAS — 4.9%
Fort Worth, GO, CP
1.35%, 12/11/02	1,000	1,000,000
San Antonio Electric & Gas, RB, Unrefunded Balance
5.80%, 02/01/06	1,775	1,930,845
University of Texas, RB
5.00%, 07/01/05	1,500	1,605,345

		4,536,190

VIRGINIA — 1.1%
Virginia State Public School Authority, RB
5.00%, 04/01/03	1,000	1,012,230

WISCONSIN — 4.8%
North Central Technical College, GO
5.40%, 09/01/04	1,075	1,139,694
State of Wisconsin, CP
1.350%, 12/13/02	1,000	1,000,000
Wisconsin State, GO
6.125%, 11/01/06	2,000	2,265,900

		4,405,594

TOTAL MUNICIPAL BONDS
(Cost $84,091,790)		86,373,825

	Number of Shares	Value

INVESTMENT COMPANIES — 6.2%
Goldman Sachs Financial Square Tax-Free Money Market Fund	3,177,719	$3,177,719
Provident Institutional Funds —MuniFund	2,517,861	2,517,861

	TOTAL INVESTMENT COMPANIES
	(Cost $5,695,580)	5,695,580

TOTAL INVESTMENTS IN SECURITIES — 99.5%
	(Cost $89,787,370*)	92,069,405
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	465,850

	NET ASSETS — 100.0%	$92,535,255

	NET ASSET VALUE PER SHARE
	Institutional Shares
	($92,461,059 ÷ 9,106,464 shares outstanding)	$10.15

	Class A Shares
	($73,204 ÷ 7,209 shares outstanding)	$10.15

	Class C Shares
	($992 ÷ 98 shares outstanding)	$10.15

*	Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,348,825
Excess of tax cost over value	$(66,790)

See Accompanying Notes to Financial Statements.

(This page intentionally left blank)

Mercantile Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Statement of Net Assets
November 30, 2002
(Unaudited)

	Par (000)	Value

ALABAMA — 1.5%
Auburn University, RB, General Fee Revenue, INS: MBIA
5.50%, 06/01/13	$2,345	$2,583,721

ARIZONA — 0.8%
Maricopa County School District No. 38 Madison Elementary, GO, INS: MBIA, Prerefunded 07/01/06 @ 101
5.80%, 07/01/15	1,230	1,384,168

ARKANSAS — 0.9%
Arkansas State, GO
5.25%, 08/01/05	1,425	1,540,810

CALIFORNIA — 2.5%
California State Department of Water Supply, RB, LOC: Dexia Credit Local
1.80%, 04/29/22	2,000	2,001,840
Los Angeles Unified School District, GO, INS: MBIA
5.75%, 07/01/13	2,000	2,308,680

		4,310,520

COLORADO — 8.7%
Arapahoe County District No. 5 Cherry Creek, GO, INS: SAW
5.50%, 12/15/12	1,750	1,932,018
6.00%, 12/15/13	1,000	1,130,000
Broomfield Open Space Parks and Recreation, COP, INS: AMBAC
5.00%, 12/01/03	2,425	2,511,888
Colorado Department of Transportation, RB, TRAN, INS: AMBAC, Prerefunded 6/15/10 @ 100.5
6.00%, 06/15/15	2,000	2,323,200
Colorado Springs, RB, Utility Revenue, ETM
5.875%, 11/15/17	1,500	1,720,470
Colorado Water Resource & Power, RB
5.00%, 09/01/10	2,120	2,312,877
	Par (000)	Value

COLORADO — Continued
Denver City and County, COP, INS: AMBAC
5.75%, 12/01/18	$1,750	$1,923,810
Denver City and County, GO
6.00%, 10/01/10	1,000	1,159,390

		15,013,653

CONNECTICUT — 2.2%
Connecticut, GO
5.00%, 11/15/08	1,000	1,101,880
5.00%, 11/15/09	1,500	1,651,260
Connecticut Special Tax Obligation, INS: FSA
5.00%, 10/01/06	1,000	1,091,000

		3,844,140

FLORIDA — 5.8%
Broward County, RB, Florida Resource Recovery
5.00%, 12/01/04	2,000	2,090,200
Florida State, RB, Department of Environmental Protection
5.00%, 07/01/05	2,000	2,143,580
Florida State, RB, Department of Environmental Protection, INS: AMBAC
6.00%, 07/01/12	1,000	1,163,820
Hillsborough County Capital Improvements Program, RB, INS: FGIC
6.00%, 08/01/05	1,210	1,330,685
Hillsborough County Solid Waste, RB, INS: MBIA
5.40%, 10/01/04	2,000	2,127,900
Reedy Creek Improvements District, GO, Prerefunded 06/01/05 @ 100, INS: MBIA
5.75%, 06/01/19	1,000	1,090,190

		9,946,375

GEORGIA — 7.3%
Georgia State, GO
6.50%, 12/01/05	1,700	1,912,109
6.00%, 07/01/12	2,000	2,284,380

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

GEORGIA — Continued
Private Colleges & Universities, RB, Emory University
5.75%, 11/01/15	$2,320	$2,598,075
5.75%, 11/01/16	2,000	2,211,120
Union City Housing Authority, RB, Hidden Lake Apartments, INS: FHA 221(D) (4)
7.125%, 12/01/25	3,190	3,500,259

		12,505,943

ILLINOIS — 1.0%
Chicago Wastewater Transmission, RB, INS: MBIA, Prerefunded 1/1/10 @101
6.00%, 01/01/13	1,545	1,790,933

KANSAS — 2.3%
Kansas State Development Financial Authority, RB, PCR, Prerefunded 11/1/10 @ 100
6.00%, 11/01/14	2,000	2,329,220
Kansas State, RB, TPK Authority, INS: AMBAC
5.50%, 09/01/06	1,500	1,656,900

		3,986,120

LOUISIANA — 1.5%
Louisiana Public Facilities, RB, INS: FSA
5.50%, 08/01/17	2,365	2,546,963

MARYLAND — 3.9%
Dorchester County, GO
6.10%, 02/01/15	2,000	2,133,380
Maryland State & Local Facilities, GO, GPI
5.50%, 03/01/08	1,000	1,119,860
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Single Family
4.60%, 04/01/13	1,310	1,326,205
	Par (000)	Value

MARYLAND — Continued
Northeast Waste Disposal Authority, RB, Southwest Recovery Facility, INS: MBIA
7.20%, 12/31/04	$2,000	$2,146,260

		6,725,705

MASSACHUSETTS — 5.0%
Massachusetts Bay Transportation Authority, Special Assessment
5.75%, 07/01/15	1,000	1,108,540
Massachusetts State, GO, Transit Improvements
6.00%, 02/01/14	2,000	2,321,400
Massachusetts State, GO
5.50%, 03/01/19	3,500	3,930,815
Pembroke, GO, INS: FGIC
5.50%, 11/15/20	1,230	1,308,350

		8,669,105

MICHIGAN — 3.2%
Michigan State Building Authority, RB, Facilities Program
5.00%, 10/15/04	2,535	2,684,413
5.50%, 10/13/06	2,500	2,776,475

		5,460,888

MINNESOTA — 0.6%
Minnesota State, GO, Prerefunded 10/01/04 @ 100
6.00%, 10/01/14	1,000	1,075,790

MISSOURI — 1.7%
Farmington School District No. R 7, GO, INS: SADD
5.70%, 03/01/15	1,065	1,168,666
Missouri State Board of Public Buildings, RB, Special Obligation
5.75%, 05/01/09	1,500	1,704,165

		2,872,831

NEBRASKA — 1.4%
Omaha, GO
5.00%, 12/01/08	2,170	2,395,116

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Statement of Net Assets — Continued
November 30, 2002
(Unaudited)

	Par (000)	Value

NEW JERSEY — 4.7%
New Jersey State, GO, Refunding
5.75%, 02/15/06	$1,000	$1,101,500
New Jersey State Transportation Authority, RB
5.50%, 06/13/08	1,800	2,004,444
New Jersey State Transportation Authority, RB, INS: MBIA
6.00%, 12/15/15	2,000	2,273,040
New Jersey Transportation Corp., RB, BAN, INS: AMBAC
5.50%, 02/01/08	2,500	2,778,850

		8,157,834

NEW YORK — 1.3%
New York State Environmental Facility, RB
6.00%, 06/15/18	2,000	2,201,320

OHIO — 6.8%
Cleveland Public Water System, RB, INS: MBIA, Prerefunded 11/15/04 @ 102
7.00%, 11/15/24	2,000	2,238,380
Eaton School District, GO, INS: FGIC
5.75%, 12/01/20	1,000	1,095,950
Ohio Public Facilities Commission, Mental Health, RB
5.125%, 06/01/04	1,000	1,051,300
Ohio State Water Development Authority, Drinking Water Fund, RB
5.50%, 12/01/17	2,500	2,709,875
Ohio State, GO
6.65%, 09/01/09	2,000	2,307,940
Ohio State Higher Education, RB, Capital Facilities
5.50%, 12/01/07	2,000	2,248,940

		11,652,385

OREGON — 4.0%
Jackson County School District No. 6 Central Point, GO, INS: FGIC
5.75%, 06/15/15	2,060	2,282,501
Portland Sewer System, RB, INS: FGIC
5.75%, 08/01/18	2,000	2,177,880
	Par (000)	Value

OREGON — Continued
Portland Urban Renewal, Tax Allocation, Oregon Conventional Center, INS: AMBAC
6.00%, 06/15/13	$2,000	$2,269,900

		6,730,281

PENNSYLVANIA — 11.2%
Allegheny County Higher Education Building Authority, RB, VRDB, Carnegie Mellon University, SPA: Landesbank Hessen
1.20%, 12/01/33	5,000	5,000,000
Allegheny County Sanitation Authority, RB, INS: MBIA
5.75%, 12/01/13	1,150	1,289,012
Chester County, GO
5.50%, 11/15/15	4,300	4,679,776
Northampton County, GPI, RB, INS: FSA
5.75%, 10/01/14	2,000	2,243,900
Pennsylvania Intergovernmental Coop Authority, RB, Special Tax, Philadelphia Funding Program
5.00%, 06/15/04	1,000	1,050,730
Pennsylvania State, GO
5.75%, 01/15/09	1,315	1,485,792
Pennsylvania State Higher Educational Facilities, RB, Carnegie Mellon University
6.00%, 11/01/04	1,270	1,368,108
Philadelphia School District, GO, SAW, INS: FSA
5.50%, 02/01/31	1,000	1,036,310
Pennsylvania State University, RB, Refunding
5.25%, 08/15/14	1,000	1,097,160

		19,250,788

PUERTO RICO — 2.7%
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA
6.25%, 07/01/05	1,345	1,487,395

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Statement of Net Assets — Concluded
November 30, 2002
(Unaudited)

	Par (000)	Value

PUERTO RICO — Continued
5.50%, 07/01/13	$2,780	$3,149,462

		4,636,857

RHODE ISLAND — 1.6%
Rhode Island State, GO, INS: FGIC
6.00%, 07/15/14	2,415	2,743,682

SOUTH CAROLINA — 1.7%
South Carolina Transportation Infrastructure, RB, GPI
5.50%, 10/01/06	2,705	3,004,389

TENNESSEE — 2.5%
Nashville & Davidson County, RB, Prerefunded 05/15/06 @ 102
5.625%, 05/15/14	2,750	3,093,338
Shelby County, GO
5.00%, 08/01/05	1,000	1,073,760

		4,167,098

TEXAS — 3.9%
Austin Utility Systems, RB, Unrefunded Balance, INS: FSA
5.75%, 11/15/03	2,000	2,080,600
Bexar County, RB, Venue Project, INS: MBIA
5.25%, 08/15/04	1,035	1,093,685
San Antonio Electric & Gas, RB, Unrefunded Balance
5.80%, 02/01/06	3,300	3,589,740

		6,764,025

UTAH — 1.0%
Salt Lake City, GO
6.00%, 12/15/03	1,500	1,571,130

VIRGINIA — 2.6%
Hampton, GO, GPI
5.75%, 02/01/15	1,490	1,666,342
Montgomery County, RB, INS: AMBAC
6.00%, 01/15/17	1,000	1,120,970
Virginia State Public Schools, RB
5.50%, 08/01/08	1,500	1,682,145

		4,469,457

	Par (000)	Value

WISCONSIN — 1.4%
Sun Prairie Area School District, GO, INS: FSA
6.00%, 03/01/14	$1,180	$1,325,447
Wisconsin State, GO
6.20%, 05/01/06	1,000	1,119,100

		2,444,547

TOTAL MUNICIPAL BONDS
(Cost $158,435,260)		164,446,574

	Number of Shares
INVESTMENT COMPANIES — 5.1%
Goldman Sachs Financial Square Tax-Free Money Market Fund	4,090,126	4,090,126
Provident Institutional Funds — MuniFund	4,599,197	4,599,197

TOTAL INVESTMENT COMPANIES
(Cost $8,689,323)		8,689,323

TOTAL INVESTMENTS IN SECURITIES — 100.8%
(Cost $167,124,583)		173,135,897

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,372,188)

NET ASSETS — 100.0%		$171,763,709

NET ASSET VALUE PER SHARE
Institutional Shares ($171,761,751 ÷ 17,342,830 shares outstanding)		$9.90

Class A Shares ($979 ÷ 99 shares outstanding)		$9.90

Class C Shares ($979 ÷ 99 shares outstanding)		$9.90

*	Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$6,195,460
Excess of tax cost over value	$(184,146)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
BAN	Bond Anticipation Notes
CGI	Consolidated General Improvement
COP	Certificates of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity in U.S. Government Obligations
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Notes
FSA	Financial Surety Assurance
GDR	Global Depositary Receipt
GO	General Obligation
GPI	General Public Improvement
GTD	Guaranteed
IDA	Industrial Development Authority
INS	Insured
LIC	Line of Credit
LIQ	Liquidity
LOC	Letter of Credit
MBIA	Municipal Bond Investor Association
MPB	Municipal Put Bonds
PCR	Pollution Control Revenue
PCRB	Pollution Control Revenue Bonds
PSFG	Permanent School Fund Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SADD	State Aid Direct Deposit
SAW	State Aid Withholding
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TIPS	Treasury Inflation Protected Securities
TRAN	Tax and Revenue Anticipation Notes
UT	Unlimited Tax
VRDN	Variable Rate Demand Notes

Mercantile Funds, Inc.
Statements of Operations  For the Six Months Ended November 30, 2002  (Unaudited)

	Prime Money Market Fund	Government Money Market Fund	Tax-Exempt Money Market Fund
INVESTMENT INCOME:
Interest	$6,100,358	$3,721,060	$1,900,540

EXPENSES:
Investment advisory fees	838,688	522,160	328,732
Administration fees	419,345	261,080	164,366
Accounting agent fees	73,885	46,012	38,549
Distribution and service fees
Class A Shares	51	1	3
Class C Shares	1	2	2
Custodian fees	32,745	20,297	13,392
Directors’ fees	17,571	11,083	7,188
Transfer agent fees	14,274	10,027	8,607
Professional services	78,713	51,147	28,496
Other	31,493	18,633	20,288

	1,506,766	940,442	609,623
Fees waived by Investment
Advisor	(164,813)	(104,983)	(83,630)
Fees waived by
Administrator	(83,868)	(52,216)	(32,873)
Distribution and services fee waived
Class A Shares	(51)	(1)	(3)
Class C Shares	(1)	(2)	(2)

TOTAL EXPENSES	1,258,033	783,240	493,115

NET INVESTMENT INCOME	4,842,325	2,937,820	1,407,425

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold	—	—	—

Net gain (loss) on investments	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,842,325	$2,937,820	$1,407,425

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statement of Operations
For the Six Months Ended November 30, 2002
(Unaudited)

	Growth & Income Fund	Equity Income Fund	Equity Growth Fund	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund
INVESTMENT INCOME:
Interest	$95,246	$45,169	$7,461	$16,866	$6,016	$22,318
Income from securities loaned	2,131	509	106	1,113	—	1,254
Dividends	2,963,658	1,136,148	180,540	39,374	670,573 [1]	1,614,433

TOTAL INVESTMENT INCOME	3,061,035	1,181,826	188,107	57,353	676,589	1,638,005

EXPENSES:
Investment advisory fees	1,034,260	272,896	98,082	217,349	502,962	192,476
Administration fees	215,471	56,853	20,434	20,888	51,533	30,074
Accounting agent fees	50,263	12,062	4,778	4,871	17,549	7,008
Distribution and service fees
Class A Shares	26	1	3	4	4	9
Class C Shares	2	2	2	2	2	5
Custodian fees	16,525	4,274	1,477	1,632	82,797	2,314
Directors’ fees	11,936	3,426	1,904	1,802	3,126	2,092
Transfer agent fees	24,046	9,742	12,472	8,624	11,908	10,779
Professional services	34,339	10,458	6,954	6,522	14,037	5,288
Registration fees	12,000	6,737	1,887	3,483	4,239	2,817
Printing costs	5,281	1,411	1,001	1,567	1,405	874
Other	5,048	3,050	3,269	2,705	8,488	2,389

	1,409,197	380,912	152,263	269,449	698,050	256,125
Fees waived by Investment Advisors	(103,172)	(36,203)	(29,304)	(56,027)	(172,407)	(2,523)
Fees waived by Administrator	(43,094)	(11,371)	(3,058)	(4,178)	(10,307)	(4,710)

TOTAL EXPENSES	1,262,931	333,338	119,901	209,244	515,336	248,892

NET INVESTMENT INCOME (LOSS)	1,798,104	848,488	68,206	(151,891)	161,253	1,389,113

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments	(4,053,481)	(5,876,987)	(4,327,584)	(3,741,013)	(1,289,636)	(214,992)
Foreign currency transactions	—	—	—	—	379,755	—

	(4,053,481)	(5,876,987)	(4,327,584)	(3,741,013)	(909,881)	(214,992)

Change in net unrealized appreciation (depreciation):
Investments	(34,376,666)	(8,789,319)	(1,304,723)	611,894	(9,008,472)	(3,210,176)
Translation of assets and liabilities in foreign currencies	—	—	—	—	(162,117)	—

	(34,376,666)	(8,789,319)	(1,304,723)	611,894	(9,170,589)	(3,210,176)

Net gain (loss) on investments and foreign currency transactions	(38,430,147)	(14,666,306)	(5,632,307)	(3,129,119)	(10,080,470)	(3,425,168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,632,043)	(13,817,818)	(5,564,101)	(3,281,010)	(9,919,217)	(2,036,055)

[1]	Net of withholding taxes of $97,583

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Operations  For the Six Months Ended November 30, 2002
(Unaudited)

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
INVESTMENT INCOME:
Interest	$3,374,338	$3,620,274	$1,160,957	$1,557,169	$3,484,718

EXPENSES:
Investment advisory fees	275,042	237,416	142,927	207,417	437,841
Administration fees	98,230	84,792	35,732	51,854	109,460
Accounting agent fees	22,876	19,751	10,188	14,763	31,536
Distribution and service fees
Class A Shares	13	9	126	42	1
Class C Shares	2	2	2	2	2
Custodian fees	7,595	6,633	2,725	3,960	8,639
Directors’ fees	4,736	4,214	2,245	2,942	5,336
Transfer agent fees	14,139	10,341	10,391	8,328	8,363
Professional services	18,554	16,768	7,949	13,695	20,567
Registration fees	9,182	4,382	3,040	2,183	8,775
Pricing service fees	4,695	13,031	7,162	4,242	6,881
Other	3,584	3,204	1,558	2,234	4,181

	458,648	400,543	224,045	311,662	641,582
Fees waived by Investment Advisor	(58,686)	(55,372)	(78,337)	(100,435)	(192,571)
Fees waived by Administrator	(19,646)	(16,958)	(7,146)	(10,371)	(21,892)

TOTAL EXPENSES	380,316	328,213	138,562	200,856	427,119

NET INVESTMENT INCOME	2,994,022	3,292,061	1,022,395	1,356,313	3,057,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)	452,442	305,704	191,765	702,263	316,134
Change in net unrealized appreciation (depreciation)	777,329	713,122	187,096	(297,295)	454,354

Net gain (loss) on investments	1,229,771	1,018,826	378,861	404,968	770,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,223,793	$4,310,887	$1,401,256	$1,761,281	$3,828,087

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statement of Changes in Net Assets

	Prime Money Market Fund For the Six Months Ended November 30, 2002	Prime Money Market Fund For the Year Ended May 31, 2002	Government Money Market Fund For the Six Months Ended November 30, 2002	Government Money Market Fund For the Year Ended May 31, 2002
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$4,842,325	$16,148,533	$2,937,820	$10,236,919
Net gain (loss) on investments	—	19,288	—	(2,291)

Net increase (decrease) in net assets resulting from operations	4,842,325	16,167,821	2,937,820	10,234,628

Distributions to shareholders from Net investment income
Institutional Class	(4,842,200)	(16,148,533)	(2,937,816)	(10,236,919)
Class A Shares	(123)	—	(2)	—
Class C Shares	(2)	—	(2)	—

Total distributions to shareholders	(4,842,325)	(16,148,533)	(2,937,820)	(10,236,919)

Increase (decrease) in net assets derived from capital share transactions	74,072,421	(14,857,301)	12,018,554	(27,945,745)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,072,421	(14,838,013)	12,018,554	(27,948,036)
NET ASSETS:
Beginning of period	647,060,715	661,898,728	402,908,178	430,856,214

End of period	$721,133,136	$647,060,715	$414,926,732	$402,908,178

	Tax-Exempt Money Market Fund For the Six Months Ended November 30, 2002	Tax-Exempt Money Market Fund For the Year Ended May 31, 2002
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,407,425	$3,696,451
Net gain (loss) on investments	—	—

Net increase (decrease) in net assets resulting from operations	1,407,425	3,696,451

Distributions to shareholders from Net investment income
Institutional Class	(1,407,418)	(3,696,451)
Class A Shares	(5)	—
Class C Shares	(2)	—

Total distributions to shareholders	(1,407,425)	(3,696,451)

Increase (decrease) in net assets derived from capital share transactions	7,818,707	57,231,904

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,818,707	57,231,904
NET ASSETS:
Beginning of period	252,506,555	195,274,651

End of period	$260,325,262	$252,506,555

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Changes in Net Assets

	Growth & Income Fund For the Six Months Ended November 30, 2002	Growth & Income Fund For the Year Ended May 31, 2002	Equity Income Fund For the Six Months Ended November 30, 2002	Equity Income Fund For the Year Ended May 31, 2002
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,798,104	$3,622,916	$848,488	$1,502,653
Net realized gain (loss) on investments	(4,053,481)	(9,370,803)	(5,876,987)	(3,093,323)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(34,376,666)	(40,049,508)	(8,789,319)	(6,185,464)

Net increase (decrease) in net assets resulting from operations	(36,632,043)	(45,797,395)	(13,817,818)	(7,776,134)

Distributions to shareholders from
Net investment income
Institutional Class	(1,842,487)	(3,610,834)	(860,711)	(1,538,967)
Class A Shares	(1)	—	(2)	—
Class C Shares	(1)	—	(2)	—
Net realized capital gains
Institutional Class	—	(43,101,978)	—	(5,325,872)

Total distributions to shareholders	(1,842,489)	(46,712,812)	(860,715)	(6,864,839)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	30,170,213	85,541,257	14,055,452	19,724,313
Class A Shares	159,586	—	1,000	—
Class C Shares	3,000	—	1,000	—
Cost of shares redeemed
Institutional Class	(23,637,343)	(88,379,540)	(10,261,661)	(9,866,078)
Class C Shares	(1,000)	—	—	—
Value of shares issued in reinvestment of dividends
Institutional Class	529,729	15,958,881	23,628	259,542
Class A Shares	1	—	2	—
Class C Shares	1	—	2	—

Increase (decrease) in net assets derived from capital share transactions	7,224,187	13,120,598	3,819,423	10,117,777

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,250,345)	(79,389,609)	(10,859,110)	(4,523,196)
NET ASSETS:
Beginning of period	390,190,581	469,580,190	103,600,731	108,123,927

End of period	$358,940,236	$390,190,581	$92,741,621	$103,600,731

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	2,161,115	4,853,529	3,739,560	4,292,881
Class A Shares	10,657	—	291	—
Class C Shares	205	—	291	—
Shares redeemed
Institutional Class	(1,730,611)	(4,984,996)	(2,749,670)	(2,173,177)
Class A Shares	—	—	—	—
Class C Shares	(66)	—	—	—
Shares issued in reinvestment of dividends
Institutional Class	38,886	892,335	6,173	54,570
Class A Shares	—	—	1	—
Class C Shares	—	—	1	—

Net Increase (Decrease) in Shares
Institutional Class	469,390	760,868	996,063	2,174,274
Class A Shares	10,657	—	292	—
Class C Shares	139	—	292	—

	480,186	760,868	996,647	2,174,274

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Changes in Net Assets

	Equity Growth Fund For the Six Months Ended November 30, 2002	Equity Growth Fund For the Year Ended May 31, 2002	Capital Opportunities Fund For the Six Months Ended November 30, 2002	Capital Opportunities Fund For the Period For the Year Ended May 31, 2002
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$68,206	$82,264	$(151,891)	$(223,397)
Net realized gain (loss) on investments	(4,327,584)	(24,774,162)	(3,741,013)	(2,376,201)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,304,723)	4,888,589	611,894	(1,427,854)

Net increase (decrease) in net assets resulting from operations	(5,564,101)	(19,803,309)	(3,281,010)	(4,027,452)

Distributions to shareholders from:
Net investment income
Institutional Class	(30,514)	(147,900)	—	—
Net realized capital gains
Institutional Class	—	(886,171)	—	—

Total distributions to shareholders	(30,514)	(1,034,071)	—	—

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	1,949,477	20,291,042	11,448,766	14,277,744
Class A Shares	3,856	—	18,682	—
Class C Shares	1,000	—	1,000	—
Cost of shares redeemed
Institutional Class	(8,925,911)	(30,528,948)	(4,731,202)	(1,340,034)
Value of shares issued in reinvestment of dividends
Institutional Class	5,294	131,065	—	—

Increase (decrease) in net assets derived from capital share transactions	(6,966,284)	(10,106,841)	6,737,246	12,937,710

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,560,899)	(30,944,221)	3,456,236	8,910,258
NET ASSETS:
Beginning of period	42,638,228	73,582,449	36,064,761	27,154,503

End of period	$30,077,329	$42,638,228	$39,520,997	$36,064,761

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	360,279	2,452,349	1,816,188	1,858,192
Class A Shares	800	—	2,982	—
Class C Shares	201	—	173	—
Shares redeemed
Institutional Class	(1,621,798)	(3,802,131)	(760,336)	(179,395)
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Shares issued in reinvestment of dividends Institutional Class	930	15,761	—	—
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—

Net Increase (Decrease) in Shares
Institutional Class	(1,260,589)	(1,334,021)	1,055,852	1,678,797
Class A Shares	800	—	2,982	—
Class C Shares	201	—	173	—

	(1,259,588)	(1,334,021)	1,059,007	1,678,797

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Changes in Net Assets

	International Equity Fund For the Six Months Ended November 30, 2002	International Equity Fund For the Year Ended May 31, 2002	Diversified Real Estate Fund For the Six Months Ended November 30, 2002	Diversified Real Estate Fund For the Year Ended May 31, 2002
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$161,253	$615,893	$1,389,113	$1,498,060
Net realized gain (loss) on investments and foreign currency	(909,881)	(8,000,208)	(214,992)	71,341
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	(9,170,589)	10,546,476	(3,210,176)	4,250,153

Net increase (decrease) in net assets resulting from operations	(9,919,217)	3,162,161	(2,036,055)	5,819,554

Distributions to shareholders from:
Net investment income
Institutional Class	(696,002)	(128,062)	(1,258,468)	(1,516,369)
Class A Shares	—	—	(13)	—
Class C Shares	—	—	(13)	—
Net realized capital gains
Institutional Class	—	—	—	(126,551)
Return of Capital distributions
Institutional Class	—	—	—	(90,289)

Total distributions to shareholders	(696,002)	(128,062)	(1,258,494)	(1,733,209)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	11,654,985	64,373,473	14,591,304	15,988,856
Class A Shares	18,347	—	27,841	—
Class C Shares	0	—	34,500	—
Cost of shares redeemed
Institutional Class	(2,985,350)	(75,073,251)	(2,755,851)	(1,503,102)
Value of shares issued in reinvestment of dividends
Institutional Class	94,945	16,592	165,290	148,864
Class A Shares	—	—	13	—
Class C Shares	—	—	13	—

Increase (decrease) in net assets derived from capital share transactions	8,782,927	(10,683,186)	12,063,110	14,634,618

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,832,292)	(7,649,087)	8,768,561	18,720,963
NET ASSETS:
Beginning of period	89,614,433	97,263,520	44,808,524	26,087,561

End of period	$87,782,141	$89,614,433	$53,577,085	$44,808,524

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	1,207,962	6,539,126	1,364,937	1,463,177
Class A Shares	1,944	—	2,708	—
Class C Shares	112	—	3,278	—
Shares redeemed
Institutional Class	(306,165)	(7,544,476)	(263,863)	(139,973)
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Shares issued in reinvestment of dividends
Institutional Class	9,000	1,609	15,023	13,917
Class A Shares	—	—	1	—
Class C Shares	—	—	1	—

Net Increase (Decrease) in Shares
Institutional Class	910,797	(1,003,741)	1,116,097	1,337,121
Class A Shares	1,944	—	2,709	—
Class C Shares	112	—	3,279	—

	912,853	(1,003,741)	1,122,085	1,337,121

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Changes in Net Assets

	Limited Maturity Bond Fund For the Six Months Ended November 30, 2002	Limited Maturity Bond Fund For the Year Ended May 31, 2002	Total Return Bond Fund For the Six Months Ended November 30, 2002	Total Return Bond Fund For the Year Ended May 31, 2002
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$2,994,022	$6,951,597	$3,292,061	$6,785,156
Net realized gain (loss) on investments	452,442	(1,456,865)	305,704	472,097
Net increase (decrease) in unrealized appreciation (depreciation) on investments	777,329	1,153,019	713,122	484,089

Net increase (decrease) in net assets resulting from operations	4,223,793	6,647,751	4,310,887	7,741,342

Distributions to shareholders from:
Net investment income
Institutional Class	(2,983,026)	(6,971,768)	(3,363,852)	(6,949,968)
Class A Shares	(87)	—	(81)	—
Class C Shares	(4)	—	(7)	—
Net realized capital gains
Institutional Class	—	(1,192,565)	—	(380,505)

Total distributions to shareholders	(2,983,117)	(8,164,333)	(3,363,940)	(7,330,473)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	27,777,426	22,882,768	15,955,232	21,018,096
Class A Shares	75,085	—	3,458	—
Class C Shares	1,000	—	1,000	—
Cost of shares redeemed
Institutional Class	(9,849,841)	(41,084,763)	(7,148,662)	(17,285,335)
Value of shares issued in reinvestment of dividends
Institutional Class	473,376	1,709,516	113,741	231,520
Class A Shares	3	—	10	—
Class C Shares	2	—	3	—

Increase (decrease) in net assets derived from capital share transactions	18,477,051	(16,492,479)	8,924,782	3,964,281

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,717,727	(18,009,061)	9,871,729	4,375,150
NET ASSETS:
Beginning of period	144,425,927	162,434,988	128,717,319	124,342,169

End of period	$164,143,654	$144,425,927	$138,589,048	$128,717,319

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	2,754,523	2,198,787	1,620,113	2,135,178
Class A Shares	7,192	—	390	—
Class C Shares	96	—	101	—
Shares redeemed
Institutional Class	(1,032,006)	(3,937,507)	(724,593)	(1,754,087)
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Shares issued in reinvestment of dividends
Institutional Class	49,522	163,761	11,539	23,444
Class A Shares	—	—	1	—
Class C Shares	—	—	—	—

Net Increase (Decrease) in Shares
Institutional Class	1,772,039	(1,574,959)	907,059	404,535
Class A Shares	7,192	—	391	—
Class C Shares	96	—	101	—

	1,779,327	(1,574,959)	907,551	404,535

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Changes in Net Assets

	Maryland Tax-Exempt Bond Fund For the Six Months Ended November 30, 2002	Maryland Tax-Exempt Bond Fund For the Year Ended May 31, 2002	Intermediate Tax-Exempt Bond Fund For the Six Months Ended November 30, 2002	Intermediate Tax-Exempt Bond Fund For the Year Ended May 31, 2002
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,022,395	$1,898,159	$1,356,313	$3,001,820
Net realized gain (loss) on investments	191,765	189,937	702,263	806,905
Net increase (decrease) in unrealized appreciation (depreciation) on investments	187,096	466,437	(297,295)	(7,183)

Net increase (decrease) in net assets resulting from operations	1,401,256	2,554,533	1,761,281	3,801,542

Distributions to shareholders from:
Net investment income
Institutional Class	(1,021,625)	(1,898,159)	(1,356,101)	(3,001,820)
Class A Shares	(767)	—	(209)	—
Class C Shares	(4)	—	(3)	—
Net realized capital gains
Institutional Class	—	—	—	—

Total Distributions to Shareholders	(1,022,396)	(1,898,159)	(1,356,313)	(3,001,820)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	10,627,269	14,331,657	20,366,438	4,958,118
Class A Shares	240,596	—	73,390	—
Class C Shares	1,000	—	1,000	—
Cost of shares redeemed
Institutional Class	(3,593,544)	(5,625,317)	(7,556,756)	(6,577,089)
Value of shares issued in reinvestment of dividends
Institutional Class	120,718	226,638	7,983	10,030
Class A Shares	236	—	74	—
Class C Shares	2	—	2	—

Increase (decrease) in net assets derived from capital share transactions	7,396,277	8,932,978	12,892,131	(1,608,941)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,775,137	9,589,352	13,297,099	(809,219)
NET ASSETS:
Beginning of period	50,719,891	41,130,539	79,238,156	80,047,375

End of period	$58,495,028	$50,719,891	$92,535,255	$79,238,156

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	952,140	1,306,797	2,000,051	492,389
Class A Shares	21,526	—	7,202	—
Class C Shares	88	—	98	—
Shares redeemed
Institutional Class	(321,280)	(511,486)	(741,468)	(653,853)
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Shares issued in reinvestment of dividends
Institutional Class	10,806	20,628	785	996
Class A Shares	21	—	7	—
Class C Shares	1	—	—	—

Net Increase (Decrease) in Shares
Institutional Class	641,666	815,939	1,259,368	(160,468)
Class A Shares	21,547	—	7,209	—
Class C Shares	89	—	98	—

	663,302	815,939	1,266,675	(160,468)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Statements of Changes in Net Assets

	National Tax-Exempt Bond Fund For the Six Months Ended November 30, 2002	National Tax-Exempt Bond Fund For the Year Ended May 31, 2002
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$3,057,599	$7,158,506
Net realized gain (loss) on investments	316,134	2,336,400
Net increase (decrease) in unrealized appreciation (depreciation) on investments	454,354	654,260

Net increase (decrease) in net assets resulting from operations	3,828,087	10,149,166

Distributions to shareholders from:
Net investment income
Institutional Class	(3,057,591)	(7,158,506)
Class A Shares	(5)	—
Class C Shares	(4)	—
Net realized capital gains
Institutional Class	—	(3,886,364)

Total Distributions to Shareholders	(3,057,600)	(11,044,870)

Capital Share Transactions:
Proceeds of shares sold
Institutional Class	5,057,040	5,289,454
Class A Shares	1,000	—
Class C Shares	1,000	—
Cost of shares redeemed
Institutional Class	(8,374,247)	(11,416,173)
Value of shares issued in reinvestment of dividends
Institutional Class	9,089	25,052
Class A Shares	2	—
Class C Shares	2	—

Increase (decrease) in net assets derived from capital share transactions	(3,306,114)	(6,101,667)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,535,627)	(6,997,371)
NET ASSETS:
Beginning of period	174,299,336	181,296,707

End of period	$171,763,709	$174,299,336

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	505,800	536,319
Class A Shares	99	—
Class C Shares	99	—
Shares redeemed
Institutional Class	(838,433)	(1,158,591)
Class A Shares	—	—
Class C Shares	—	—
Shares issued in reinvestment of dividends
Institutional Class	911	2,547
Class A Shares	—	—
Class C Shares	—	—

Net Increase (Decrease) in Shares
Institutional Class	(331,722)	(619,725)
Class A Shares	99	—
Class C Shares	99	—

	(331,524)	(619,725)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Prime Money Market Fund
	For the Six Months Ended November 30, 2002	For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0072	0.0239	0.0575	0.0522	0.0486	0.0521

Total From Investment Operations	0.0072	0.0239	0.0575	0.0522	0.0486	0.0521

Less Distributions to Shareholders from:
Net Investment Income	(0.0072)	(0.0239)	(0.0575)	(0.0522)	(0.0486)	(0.0521)

Total Distributions	(0.0072)	(0.0239)	(0.0575)	(0.0522)	(0.0486)	(0.0521)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.73%	2.41%	5.91%	5.34%	4.97%	5.33%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$720,812	$647,061	$661,899	$514,728	$530,835	$448,751
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[1]	0.38%	0.38%	0.38%	0.38%	0.42%
Before Expense Waiver	0.42%[1]	0.44%	0.44%	0.44%	0.45%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.40%[1]	2.41%	5.69%	5.22%	4.84%	5.21%

	Government Money Market Fund
	For the Six Months Ended November 30, 2002	For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0071	0.0232	0.0566	0.0514	0.0478	0.0515

Total From Investment Operations	0.0071	0.0232	0.0566	0.0514	0.0478	0.0515

Less Distributions to Shareholders from:
Net Investment Income	(0.0071)	(0.0232)	(0.0566)	(0.0514)	(0.0478)	(0.0515)

Total Distributions	(0.0071)	(0.0232)	(0.0566)	(0.0514)	(0.0478)	(0.0515)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.71%	2.35%	5.81%	5.27%	4.89%	5.27%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$414,925	$402,908	$430,856	$476,890	$445,522	$391,133
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[1]	0.38%	0.38%	0.38%	0.38%	0.42%
Before Expense Waiver	0.49%[1]	0.45%	0.44%	0.44%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.41%[1]	2.32%	5.65%	5.15%	4.76%	5.15%

[1]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Tax-Exempt Money Market Fund
	For the Six Months Ended November 30, 2002	For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0054	0.0161	0.0348	0.0317	0.0285	0.0318

Total From Investment Operations	0.0054	0.0161	0.0348	0.0317	0.0285	0.0318

Less Distributions to Shareholders from:
Net Investment Income	(0.0054)	(0.0161)	(0.0348)	(0.0317)	(0.0285)	(0.0318)

Total Distributions	(0.0054)	(0.0161)	(0.0348)	(0.0317)	(0.0285)	(0.0318)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.54%	1.63%	3.54%	3.21%	2.89%	3.22%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$260,311	$252,507	$195,275	$148,029	$143,221	$89,965
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[1]	0.38%	0.38%	0.38%	0.38%	0.43%
Before Expense Waiver	0.46%[1]	0.46%	0.46%	0.46%	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets	1.07%[1]	1.58%	3.46%	3.16%	2.80%	3.17%

	Growth & Income Fund
	For the Six Months Ended November 30, 2002	For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$16.84	$20.96	$25.50	$24.43	$21.37	$18.25

Income From Investment Operations:
Net Investment Income	0.05	0.15	0.17	0.13	0.18	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(1.63)	(2.16)	(1.77)	2.75	3.62	5.01

Total From Investment Operations	(1.58)	(2.01)	(1.60)	2.88	3.80	5.21

Less Distributions to Shareholders from:
Net Investment Income	(0.08)	(0.15)	(0.17)	(0.16)	(0.14)	(0.23)
Net Capital Gains	—	(1.96)	(2.77)	(1.65)	(0.60)	(1.86)

Total Distributions	(0.08)	(2.11)	(2.94)	(1.81)	(0.74)	(2.09)

Net Asset Value, End of Period	$15.18	$16.84	$20.96	$25.50	$24.43	$21.37

Total Return	(9.38)%	(10.08)%	(7.42)%	12.11%	18.20%	29.40%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$358,776	$390,191	$469,580	$484,438	$427,038	$373,864
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%[1]	0.70%	0.70%	0.70%	0.70%	0.71%
Before Expense Waiver	0.82%[1]	0.81%	0.80%	0.80%	0.81%	0.88%
Ratio of Net Investment Income to Average
Net Assets	1.05%[1]	0.87%	0.76%	0.53%	0.80%	0.99%
Portfolio turnover rate	12.23%	41.17%	44.48%	28.46%	26.48%	24.09%

[1]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Equity Income Fund
	For the Six Months Ended November 30, 2002	For the Year Ended				For the Period March 1, 1998[1] to May 31, 1998
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$4.42	$5.09	$7.07	$10.25	$10.21	$10.00

Income From Investment Operations:
Net Investment Income	0.03	0.07	0.08	0.18	0.17	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(0.42)	(0.00)[3]	(1.22)	1.23	0.19

Total From Investment Operations	(0.58)	(0.35)	0.08	(1.04)	1.40	0.23

Less Distributions to Shareholders from:
Net Investment Income	(0.04)	(0.07)	(0.08)	(0.19)	(0.17)	(0.02)
Net Capital Gains	0.00	(0.25)	(1.98)	(1.95)	(1.19)	—

Total Distributions	(0.04)	(0.32)	(2.06)	(2.14)	(1.36)	(0.02)

Net Asset Value, End of Period	$3.80	$4.42	$5.09	$7.07	$10.25	$10.21

Total Return	(13.22)%	(7.26)%	1.66%	(10.98)%	15.30%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$92,739	$103,601	$108,124	$194,948	$314,306	$319,971
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%[2]	0.70%	0.70%	0.70%	0.70%	0.70%[2]
Before Expense Waiver	0.84%[2]	0.83%	0.81%	0.80%	0.82%	0.93%[2]
Ratio of Net Investment Income to Average Net Assets	1.87%[2]	1.47%	1.44%	2.09%	1.77%	1.45%[2]
Portfolio turnover rate	18.12%	28.86%	32.09%	58.67%	24.47%	2.00%

[1]	Commencement of Operations
[2]	Annualized
[3]	Amount rounds to less than $.01.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Equity Growth Fund
	For the Six Months Ended November 30, 2002	For the Year Ended				For the Period March 1, 1998[1] to May 31, 1998
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$6.50	$9.32	$12.67	$11.48	$10.28	$10.00

Income From Investment Operations:
Net Investment Income	0.01	0.01	0.04	0.04	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)	(2.70)	(2.58)	2.01	2.23	0.27

Total From Investment Operations	(0.82)	(2.69)	(2.54)	2.05	2.27	0.29

Less Distributions to Shareholders from:
Net Investment Income	(0.01)	(0.02)	(0.03)	(0.04)	(0.05)	(0.01)
Net Capital Gains	0.00	(0.11)	(0.78)	(0.82)	(1.02)	—

Total Distributions	(0.01)	(0.13)	(0.81)	(0.86)	(1.07)	(0.01)

Net Asset Value, End of Period	$5.67	$6.50	$9.32	$12.67	$11.48	$10.28

Total Return	(12.69)%	(29.18)%	(20.97)%	17.94%	23.13%	2.89%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$30,072	$42,638	$73,582	$76,637	$47,521	$34,876
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%[2]	0.70%	0.70%	0.70%	0.70%	0.70%[2]
Before Expense Waiver	0.92%[2]	0.86%	0.84%	0.85%	0.91%	1.02%[2]
Ratio of Net Investment Income to Average Net Assets	0.42%[2]	0.14%	0.35%	0.31%	0.38%	0.68%[2]
Portfolio turnover rate	20.31%	57.89%	28.45%	13.66%	62.49%	7.99%

[1]	Commencement of operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Capital Opportunities Fund
	For the Six Months Ended November 30, 2002	For the Year Ended May 31, 2002	For the Period July 5, 2000[1] to May 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$7.34	$8.39	$10.00

Income From Investment Operations:
Net Investment Income	(0.03)	(0.05)	(0.00)[3]
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(1.00)	(1.60)

Total From Investment Operations	(0.73)	(1.05)	(1.60)

Less Distributions to Shareholders from:
Net Investment Income	—	—	(0.00)[3]
Distribution in Excess of Net Investment Income	—	—	(0.01)
Net Capital Gains	—	—	—

Total Distributions	0.00	0.00	(0.01)

Net Asset Value, End of Period	$6.61	$7.34	$8.39

Total Return	(9.95)%	(12.51)%	(15.96)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$39,500	$36,065	$27,155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%	1.25%[2]
Before Expense Waiver	1.61%[2]	1.57%	1.90%[2]
Ratio of Net Investment Income to Average Net Assets	(0.46)%[2]	(0.74)%	(0.14)%[2]
Portfolio turnover rate	31.44%	123.84%	94.47%

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount rounds to less than $.01.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	International Equity Fund
	For the Six Months Ended November 30, 2002	For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$10.88	$10.53	$14.90	$13.35	$13.90	$13.18

Income From Investment Operations:
Net Investment Income	—	0.07	0.08	0.07	0.11	0.12
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(1.20)	0.29	(1.94)	2.89	(0.27)	1.42

Total From Investment Operations	(1.20)	0.36	(1.86)	2.96	(0.16)	1.54

Less Distributions to Shareholders from:
Net Investment Income	(0.08)	(0.01)	(0.01)	(0.07)	(0.08)	(0.15)
Net Capital Gains	—	—	(2.50)	(1.34)	(0.31)	(0.67)

Total Distributions	(0.08)	(0.01)	(2.51)	(1.41)	(0.39)	(0.82)

Net Asset Value, End of Period	$9.60	$10.88	$10.53	$14.90	$13.35	$13.90

Total Return	(11.06)%	3.46%	(15.50)%	21.73%	(1.02)%	12.77%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$87,762	$89,614	$97,264	$118,382	$81,301	$85,402
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%	1.25%	1.02%	1.00%	1.00%	1.03%
Before Expense Waiver	1.69%	1.56%	1.17%	1.12%	1.14%	1.14%
Ratio of Net Investment Income to Average Net Assets	1.32%	0.71%	0.78%	0.50%	0.82%	92.00%
Portfolio turnover rate	28.15%	76.95%	204.16%	155.72%	67.33%	55.55%

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Diversified Real Estate Fund
	For the Six Months Ended November 30, 2002	For the Years Ended				For the Period August 1, 1997[1] to May 31, 1998
		May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.42	$10.09	$8.99	$9.37	$10.13	$10.00

Income From Investment Operations:
Net Investment Income	0.18	0.50	0.47	0.50	0.53	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	1.42	1.18	(0.39)	(0.76)	0.09

Total From Investment Operations	(0.51)	1.92	1.65	0.11	(0.23)	0.44

Less Distributions to Shareholders from:
Net Investment Income	(0.29)	(0.52)	(0.46)	(0.42)	(0.52)	(0.28)
Return of Capital	—	(0.03)	(0.09)	(0.07)	(0.01)	(0.03)
Net Capital Gains	—	(0.04)	—	—	—	—

Total Distributions	(0.29)	(0.59)	(0.55)	(0.49)	(0.53)	(0.31)

Net Asset Value, End of Period	$10.62	$11.42	$10.09	$8.99	$9.37	$10.13

Total Return	(4.54)%	19.55%	18.75%	1.59%	(1.80)%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$53,514	$44,809	$26,088	$12,419	$7,829	$6,677
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.05%[2]	1.00%	1.00%	1.00%	1.00%	1.00%[2]
Before Expense Waiver	1.06%[2]	1.07%	1.12%	1.34%	1.47%	2.25%[2]
Ratio of Net Investment Income to Average Net Assets	5.79%[2]	4.60%	5.18%	5.62%	6.03%	4.17%[2]
Portfolio turnover rate	3.79%	10.82%	8.94%	10.36%	14.35%	0.84%

[1]	Commencement of operations.
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Limited Maturity Bond Fund
	For the Six Months Ended November 30, 2002
		For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$10.34	$10.45	$10.07	$10.32	$10.45	$10.31

Income From Investment Operations:
Net Investment Income	0.20	0.48	0.60	0.58	0.58	0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.03)	0.38	(0.24)	(0.10)	0.22

Total From Investment Operations	0.29	0.45	0.98	0.34	0.48	0.82

Less Distributions to Shareholders from:
Net Investment Income	(0.20)	(0.48)	(0.60)	(0.58)	(0.58)	(0.60)
Net Capital Gains	—	(0.08)	—	(0.01)	(0.03)	(0.08)

Total Distributions	(0.20)	(0.56)	(0.60)	(0.59)	(0.61)	(0.68)

Net Asset Value, End of Period	$10.43	$10.34	$10.45	$10.07	$10.32	$10.45

Total Return	2.80%	4.43%	9.92%	3.42%	4.63%	8.15%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$164,068	$144,426	$162,435	$161,507	$166,257	$151,922
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[1]	0.45%	0.45%	0.45%	0.45%	0.50%
Before Expense Waiver	0.58%[1]	0.58%	0.57%	0.57%	0.58%	0.78%
Ratio of Net Investment Income to Average Net Assets	3.82%[1]	4.60%	5.77%	5.67%	5.54%	5.71%
Portfolio turnover rate	30.81%	46.71%	42.21%	30.95%	59.73%	48.24%

[1]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Total Return Bond Fund
	For the Six Months Ended November 30, 2002	For the Years Ended				For the Period March 1, 1998[1] to May 31, 1998
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$9.84	$9.81	$9.43	$9.82	$10.02	$10.00

Income From Investment Operations:
Net Investment Income	0.24	0.53	0.62	0.60	0.59	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.08	0.08	0.38	(0.36)	(0.14)	0.02

Total From Investment Operations	0.32	0.61	1.00	0.24	0.45	0.17

Less Distributions to Shareholders from:
Net Investment Income	(0.25)	(0.55)	(0.62)	(0.60)	(0.59)	(0.15)
Net Capital Gains	—	(0.03)	—	(0.03)	(0.06)	—

Total Distributions	(0.25)	(0.58)	(0.62)	(0.63)	(0.65)	(0.15)

Net Asset Value, End of Period	$9.91	$9.84	$9.81	$9.43	$9.82	$10.02

Total Return	3.24%	6.34%	10.81%	2.55%	4.48%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$138,584	$128,717	$124,342	$125,962	$107,149	$101,363
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.45%	0.45%	0.45%	0.45%	0.45%[2]
Before Expense Waiver	0.59%[2]	0.59%	0.58%	0.59%	0.62%	0.73%[2]
Ratio of Net Investment Income to Average Net Assets	4.87%[2]	5.42%	6.34%	6.30%	5.82%	5.89%[2]
Portfolio turnover rate	57.69%	88.14%	87.61%	38.96%	74.94%	10.51%

[1]	Commencement of Operations
[2]	Annualized

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Maryland Tax-Exempt Bond Fund
	For the Six Months Ended November 30, 2002	For the Years Ended
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	May 31, 1998
	(Unaudited)
Net Asset Value, Beginning of Period	$11.03	$10.88	$10.23	$10.78	$10.82	$10.38

Income From Investment Operations:
Net Investment Income	0.20	0.44	0.47	0.45	0.45	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.15	0.65	(0.55)	(0.04)	0.44

Total From Investment Operations	0.29	0.59	1.12	(0.10)	0.41	0.92

Less Distributions to Shareholders from:
Net Investment Income	(0.20)	(0.44)	(0.47)	(0.45)	(0.45)	(0.48)

Total Distributions	(0.20)	(0.44)	(0.47)	(0.45)	(0.45)	(0.48)

Net Asset Value, End of Period	$11.12	$11.03	$10.88	$10.23	$10.78	$10.82

Total Return	2.64%	5.55%	11.09%	(0.87)%	3.81%	9.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$58,255	$50,720	$41,131	$31,472	$26,565	$14,980
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[1]	0.45%	0.45%	0.45%	0.45%	0.49%
Before Expense Waiver	0.78%[1]	0.78%	0.79%	0.83%	0.87%	1.03%
Ratio of Net Investment Income to Average Net Assets	3.59%[1]	4.05%	4.37%	4.37%	4.12%	4.49%
Portfolio turnover rate	19.30%	17.67%	32.07%	60.16%	22.78%	55.95%

(1) Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	Intermediate Tax-Exempt Bond Fund
	For the Six Months Ended November 30, 2002	For the Years Ended				For the Period March 1, 1998[1] to May 31, 1998
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.10	$10.00	$9.62	$10.00	$10.01	$10.00

Income From Investment Operations:
Net Investment Income	0.17	0.38	0.41	0.38	0.38	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.05	0.10	0.38	(0.32)	0.07	0.01

Total From Investment Operations	0.22	0.48	0.79	0.06	0.45	0.11

Less Distributions to Shareholders from:
Net Investment Income	(0.17)	(0.38)	(0.41)	(0.38)	(0.38)	(0.10)
Net Capital Gains	—	—	—	(0.06)	(0.08)	—

Total Distributions	(0.17)	(0.38)	(0.41)	(0.44)	(0.46)	(0.10)

Net Asset Value, End of Period	$10.15	$10.10	$10.00	$9.62	$10.00	$10.01

Total Return	2.16%	4.89%	8.32%	0.64%	4.58%	1.07%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$92,461	$79,238	$80,047	$81,498	$90,895	$93,992
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.45%	0.45%	0.45%	0.45%	0.45%[2]
Before Expense Waiver	0.75%[2]	0.75%	0.73%	0.74%	0.76%	0.88%[2]
Ratio of Net Investment Income to Average Net Assets	3.28%[2]	3.79%	4.13%	3.85%	3.80%	3.84%[2]
Portfolio turnover rate	18.27%	47.25%	92.07%	140.28%	149.02%	10.13%

[1]	Commencement of operations.
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Institutional Share Outstanding Throughout the Period)

	National Tax-Exempt Bond Fund
	For the Six Months Ended November 30, 2002	For the Years Ended				For the Period March 1, 1998[1] to May 31, 1998
		May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$9.86	$9.91	$9.38	$9.93	$10.05	$10.00

Income From Investment Operations:
Net Investment Income	0.17	0.39	0.45	0.45	0.44	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.16	0.53	(0.51)		0.05

Total From Investment Operations	0.21	0.55	0.98	(0.06)	0.44	0.16

Less Distributions to Shareholders from:
Net Investment Income	(0.17)	(0.39)	(0.45)	(0.45)	(0.44)	(0.11)
Net Capital Gains	—	(0.21)	—	(0.04)	(0.12)	—

Total Distributions	(0.17)	(0.60)	(0.45)	(0.49)	(0.56)	(0.11)

Net Asset Value, End of Period	$9.90	$9.86	$9.91	$9.38	$9.93	$10.05

Total Return	2.17%	5.81%	10.60%	(0.55)%	4.43%	1.64%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$171,762	$174,299	$181,297	$172,920	$178,067	$178,116
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%[2]	0.45%	0.45%	0.45%	0.45%	0.45%[2]
Before Expense Waiver	0.73%[2]	0.73%	0.72%	0.72%	0.74%	0.86%[2]
Ratio of Net Investment Income to Average Net Assets	1.54%[2]	3.97%	4.58%	4.69%	4.36%	4.49%[2]
Portfolio turnover rate	27.64%	108.13%	160.45%	113.69%	123.30%	7.37%

[1]	Commencement of operations.
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Class A Share Outstanding Throughout the Period)

	Prime Money Market Fund	Government Money Market Fund	Tax-Exempt Money Market Fund
	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002
	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0022	0.0022	0.0018

Total From Investment Operations	0.0022	0.0022	0.0018

Less Distributions to Shareholders from:
Net Investment Income	(0.0022)	(0.0022)	(0.0018)

Total Distributions	(0.0022)	(0.0022)	(0.0018)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.22%	0.22%	0.18%

Ratios/Supplemental Data
Net Assets, End of Period	$319,653	$1,001	$13,341
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.92%[2]	0.99%[2]	0.96%[2]
Ratio of Net Investment Income to Average
Net Assets	1.14%[2]	1.20%[2]	0.99%[2]

[1]	Commencement of operations.
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Class A Share Outstanding Throughout the Period)

	Growth & Income Fund	Equity Income Fund	Equity Growth Fund	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund
	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$13.79	$3.43	$4.97	$5.77	$8.94	$10.72

Income From Investment Operations:
Net Investment Income	0.01	0.01	—	—	—	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.39	0.37	0.69	0.83	0.65	(0.14)

Total From Investment Operations	1.40	0.38	0.69	0.83	0.65	0.02

Less Distributions to Shareholders from:
Net Investment Income	(0.01)	(0.01)	—	—	—	(0.14)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.01)	(0.01)	—	—	—	(0.14)

Net Asset Value, End of Period	$15.18	$3.80	$5.66	$6.60	$9.59	$10.60

Total Return	10.19%	11.02%	13.88%	14.38%	7.27%	0.19%

Ratios/Supplemental Data
Net Assets, End of Period	$161,785	$1,111	$4,532	$19,688	$18,646	$28,724
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%[2]	1.25%[2]	1.25%[2]	1.75%[2]	1.75%[2]	1.55%[2]
Before Expense Waiver	1.32%[2]	1.34%[2]	1.42%[2]	2.11%[2]	2.19%[2]	1.56%[2]
Ratio of Net Investment Income to Average Net Assets	0.42%[2]	1.17%[2]	(0.32)%[2]	(1.60)%[2]	(0.42)%[2]	3.63%[2]
Portfolio turnover rate	12.23%	18.12%	20.31%	31.44%	28.15%	3.79%

[1]	Commencement of operations
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Class A Share Outstanding Throughout the Period)

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.46	$9.95	$11.31	$10.25	$10.14

Income From Investment Operations:
Net Investment Income	0.06	0.07	0.06	0.04	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)	(0.04)	(0.20)	(0.10)	(0.24)

Total From Investment Operations	0.02	0.03	(0.14)	(0.06)	(0.19)

Less Distributions to Shareholders from:
Net Investment Income	(0.06)	(0.07)	(0.06)	(0.04)	(0.05)
Net Capital Gains	—	—	—	—	—

Total Distributions	(0.06)	(0.07)	(0.06)	(0.04)	(0.05)

Net Asset Value, End of Period	$10.42	$9.91	$11.11	$10.15	$9.90

Total Return	0.15%	0.29%	(1.28)%	(0.57)%	(1.87)%

Ratios/Supplemental Data
Net Assets, End of Period	$74,958	$3,878	$239,494	$73,204	$979
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Before Expense Waiver	1.08%[2]	1.09%[2]	1.28%[2]	1.25%[2]	1.23%[2]
Ratio of Net Investment Income to Average Net Assets	3.31%[2]	4.29%[2]	2.98%[2]	2.47%[2]	3.09%[2]
Portfolio turnover rate	30.81%	57.69%	19.30%	18.27%	27.64%

[1]	Commencement of Operations
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Class C Share Outstanding Throughout the Period)

	Prime Money Market Fund	Government Money Market Fund	Tax-Exempt Money Market Fund
	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002
	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0022	0.0022	0.0017

Total From Investment Operations	0.0022	0.0022	0.0017

Less Distributions to Shareholders from:
Net Investment Income	(0.0022)	(0.0022)	(0.0017)

Total Distributions	(0.0022)	(0.0022)	(0.0017)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.22%	0.22%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period	$1,001	$1,001	$1,001
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	1.42%[2]	1.49%[2]	1.46%[2]
Ratio of Net Investment Income to Average Net Assets	1.20%[2]	1.20%[2]	1.20%[2]

[1]	Commencement of Operations
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Class C Share Outstanding Throughout the Period)

	Growth & Income Fund	Equity Income Fund	Equity Growth Fund	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund
	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$13.79	$3.43	$4.97	$5.77	$8.94	$10.72

Income From Investment Operations:
Net Investment Income	0.01	0.01	—	(0.02)	0.01	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.38	0.37	0.69	0.85	0.63	(0.12)

Total From Investment Operations	1.39	0.38	0.69	0.83	0.64	0.02

Less Distributions to Shareholders from:
Net Investment Income	(0.01)	(0.01)	—	—	—	(0.14)
Net Capital Gains	—	—	—	—	—	—

Total Distributions	(0.01)	(0.01)	—	—	—	(0.14)

Net Asset Value, End of Period	$15.17	$3.80	$5.66	$6.60	$9.58	$10.60

Total Return	10.07%	10.99%	13.88%	14.38%	7.16%	0.19%

Ratios/Supplemental Data
Net Assets, End of Period	$2,104	$1,110	$1,138	$1,144	$1,072	$34,766
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.75%[2]	1.75%[2]	1.75%[2]	2.25%[2]	2.25%[2]	2.05%[2]
Before Expense Waiver	1.82%[2]	1.84%[2]	1.92%[2]	2.61%[2]	2.69%[2]	2.06%[2]
Ratio of Net Investment Income to Average Net Assets	0.00%[2]	1.17%[2]	(0.57)%[2]	(2.33)%[2]	0.59%[2]	3.22%[2]
Portfolio turnover rate	12.23%	18.12%	20.31%	31.44%	28.15%	3.79%

[1]	Commencement of operations.
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Financial Highlights
(For a Class C Share Outstanding Throughout the Period)

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002	For the Period September 30, 2002[1] to November 30, 2002
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.46	$9.95	$11.31	$10.25	$10.14

Income From Investment Operations:
Net Investment Income	0.05	0.07	0.04	0.03	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)	(0.04)	(0.19)	(0.10)	(0.24)

Total From Investment Operations	0.01	0.03	(0.15)	(0.07)	(0.20)

Less Distributions to Shareholders from:
Net Investment Income	(0.05)	(0.07)	(0.04)	(0.03)	(0.04)
Net Capital Gains	—	—	—	—	—

Total Distributions	(0.05)	(0.07)	(0.04)	(0.03)	(0.04)

Net Asset Value, End of Period	$10.42	$9.91	$11.12	$10.15	$9.90

Total Return	0.07%	0.26%	(1.29)%	(0.65)%	(1.95)%

Ratios/Supplemental Data
Net Assets, End of Period	$999	$999	$985	$992	$979
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]	1.50%[2]
Before Expense Waiver	1.58%[2]	1.59%[2]	1.78%[2]	1.75%[2]	1.73%[2]
Ratio of Net Investment Income to Average Net Assets	3.06%[2]	4.29%[2]	2.46%[2]	1.84%[2]	2.47%[2]
Portfolio turnover rate	30.81%	57.69%	19.30%	18.27%	27.64%

[1]	Commencement of operations
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.
Notes to Financial Statements
(Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company authorize the Board of Directors to issue up to twenty billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues shares of common stock representing interests in fourteen investment portfolios: the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and the Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds”). The Company was formerly known as M.S.D. & T. Funds, Inc.

Each Fund is authorized to issue four classes of shares (Institutional Shares, Class A Shares, Class B Shares and Class C Shares). Shares of all classes of a Fund represent equal pro rata interests in the Fund and bear the same fees and expenses, except that (i) Class A Shares of the Equity Funds and Bond Funds are subject to maximum front-end sales charges of 4.75% and 4.25%, respectively, (ii) Class B Shares of each Fund are subject to a maximum contingent deferred sales charge of 4.50%, (iii) Class C Shares of each Fund are subject to a contingent deferred sales charge of 1.00%, and (iv) Class A Shares, Class B Shares and Class C Shares of each Fund are subject to distribution and servicing fees payable pursuant to separate Distribution and Services Plans adopted for each such class of shares. Eight years after purchase, Class B Shares of each Fund will automatically convert to Class A Shares of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A)
Security Valuation:    Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company’s Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES — Continued

Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

B)
Security Transactions and Investment Income:    Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated among the separate classes based on the relative net assets of each class. Expenses directly attributable to a particular class of shares of a Fund are charged to the operations of that class. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce a Fund’s custody charges.

C)
Dividends and Distributions to Shareholders:    Dividends from net investment income are determined separately for each class of shares of a Fund and are declared daily and paid monthly to shareholders of the Money Market Funds and Bond Funds; are declared and paid monthly to shareholders of the Growth & Income Fund and Equity Income Fund; are declared and paid quarterly to shareholders of the Diversified Real Estate Fund; are declared and paid semi-annually to shareholders of the International Equity Fund and Equity Growth Fund; and are declared and paid annually to shareholders of the Capital Opportunities Fund. Any net realized capital gains are distributed at least annually with regard to the Money Market Funds and Bond Funds and at least semi-annually with regard to the Equity Funds. The Company intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax resolutions.

D)
Repurchase Agreements:    Each Fund except the Tax-Exempt Money Market Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agreement.

E)
Foreign Currency Translation:    Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F)
Forward Foreign Currency Contracts:    The International Equity Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of the Fund’s investment securities against a decline in the value of currency,

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

1.     SIGNIFICANT ACCOUNTING POLICIES — Continued

do not eliminate fluctuations in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

G)
Forward Interest Rate Swap Contracts:    The Bond Funds may enter into forward interest rate swap contracts in order to hedge its exposure to changes in interest rates on its debt portfolio holdings. All commitments are marked-to-market daily at the applicable interest rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included as unrealized gain or loss in the Statements of Operations. Such contracts, which protect the value of the Fund’s investment securities against an increase in interest rates, do not eliminate fluctuations in the underlying prices of the securities, but its characteristics are such that the contract’s price tends to move in the opposite direction of the underlying bonds in the portfolio. Also, although such contracts tend to minimize the risk of loss due to an increase in interest rates, at the same time they tend to limit any potential gain that might be realized should interest rates decrease.

H)
Interest Rate Swap Agreements:    Each of the Bond Funds may invest in interest rate swap agreements for the purpose of hedging against changes in interest rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into interest rate swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Net Assets. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates.

I)
Securities Lending:    Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, National Tax-Exempt Bond Fund and International Equity Fund may lend its portfolio securities to certain brokers, dealers or other financial institutions that pay the Fund a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in short-term money market instruments by the lending agent. Securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially.

J)
International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

K)
Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

L)
The International Equity Fund is subject to foreign income taxes by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of certain foreign securities held by the International Equity Fund may be subject to capital gains tax in that particular country. The tax on realized gains is paid prior to repatriation of sales proceeds. The International Equity Fund accrues a deferred tax liability for net unrealized gains on securities subject to a capital gains tax.

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES — Continued

M)
The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund’s small asset base. As the Fund’s assets grow, it is probable that the effect of the Fund’s investments in IPOs on its total returns may not be as significant.

N)
The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds’ income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

2.    INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

Effective May 11, 2001, Mercantile Capital Advisors, Inc. (“Mercantile”), a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Administration Agreement. Prior to May 11, 2001, Mercantile-Safe Deposit & Trust Company provided investment advisory and administration services to each Fund. For its services as Advisor, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of (a) .25% of the first $1 billion of each of the Prime Money Market Fund’s, Government Money Market Fund’s and Tax-Exempt Money Market Fund’s average daily net assets during the preceding month plus .20% of each such Fund’s average daily net assets in excess of $1 billion during the preceding month, (b) .60% of the first $1 billion of each of the Growth & Income Fund’s, Equity Income Fund’s and Equity Growth Fund’s average daily net assets during the preceding month plus .40% of each such Fund’s average daily net assets in excess of $1 billion during the preceding month, (c) .35% of the first $1 billion of each of the Limited Maturity Bond Fund’s and Total Return Bond Fund’s average daily net assets during the preceding month plus .20% of each such Fund’s average daily net assets in excess of $1 billion during the preceding month, (d) .50% of the first $1 billion of each of the Maryland Tax-Exempt Bond Fund’s, National Tax-Exempt Bond Fund’s and Intermediate Tax-Exempt Bond Fund’s average daily net assets during the preceding month plus .25% of each such Fund’s average daily net assets in excess of $1 billion during the preceding month, (e) 1.22% of the first $1 billion of the International Equity Fund’s average daily net assets during the preceding month plus 1.10% of such Fund’s average daily net assets in excess of $1 billion during the preceding month (Mercantile pays sub-advisory fees to Morgan Stanley Investment Management, Limited (formerly Morgan Stanley Dean Witter Investment Management, Limited) on the average net assets of its managed portion of the International Equity Fund at an annual rate of .80% of the first $25 million, plus .60% on the second $25 million, plus .50% on the third $25 million, plus .40% on average net assets in excess of $75 million and to Julius Baer Investment Management, Inc. on the average net assets of its managed portion of the International Equity Fund at an annual rate of .80% of the first $20 million, plus .60% of the second $20 million, plus .50% of the next $60 million, plus .40% on average net assets in excess of $100 million), (f) .80% of the first $1 billion of the Diversified Real Estate Fund’s average daily net assets during the preceding month plus .60% of such Fund’s average daily net assets in excess of $1 billion during the preceding month, and (g) 1.30% of the first $1 billion of the Capital Opportunities Fund’s average daily net assets during the preceding month plus 1.20% of such Fund’s average daily net assets in excess of $1 billion during the preceding month (Mercantile pays a sub-advisory fee to Delaware Management Company at an annual rate of .70% of the average daily net assets of the Capital Opportunities Fund).

For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund (Mercantile pays sub-administration fees to BISYS Fund Services Ohio, Inc., an affiliate of the Company’s distributor). Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

Shares in each Fund are sold on a continuous basis without a sales load by the Company’s distributor, BISYS Fund Services Limited Partnership (the “Distributor”). The Distributor receives no fee for these services. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting, blue sky and transfer agent services provided to the Funds.

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

2.    INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS — Continued

The Company has adopted separate Distribution and Services Plans with respect to Class A Shares, Class B Shares and Class C Shares of the Funds. Pursuant to the Distribution and Services Plans, the Company may pay (i) the Distributor or another persons for expenses and activities primarily intended to result in the sale of Class A Shares, Class B Shares or Class C Shares, as the case may be, and (ii) service organizations for administrative support services provided to their customers who are the record or beneficial owners of Class A Shares, Class B Shares or Class C Shares, as the case may be. Under the Distribution and Services Plans, payments for distribution services and expenses may not exceed 0.25%, 0.75% and 0.75% of the average daily net assets attributable to each Fund’s outstanding Class A Shares, Class B Shares and Class C Shares, respectively, and payments for administrative support services may not exceed 0.25% of the average daily net assets attributable to each Fund’s outstanding Class A Shares, Class B Shares and Class C Shares owned of record or beneficially by customers of service organizations.

Each director of the Company receives from the Company an annual fee of $9,500, and a fee of $2,000 for each in-person Board meeting attended, $1,000 for each in-person Board Committee meeting attended and $1,000 for each telephone Board or Board Committee meeting attended, and is reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors receives an additional fee of $7,500 for his services in this capacity. No person who is a director, officer or employee of Mercantile serves as a director, officer or employee of the Company. During the six months ended November 30, 2002, the Funds paid legal fees to a law firm, one partner of which served as Secretary of the Company and another partner of which served as Assistant Secretary of the Company prior to July 26, 2002.

3.    NET ASSETS

At November 30, 2002, net assets consisted of the following:

	Prime Money Market Fund	Government Money Market Fund	Tax-Exempt Money Market Fund
Capital Paid-In
Institutional Shares	$720,877,074	$415,053,226	$260,324,723
Class A Shares	319,653	1,001	13,341
Class C Shares	1,001	1,001	1,001
Accumulated Realized Gain (Loss) on Investments	(64,592)	(128,496)	(13,803)

Net Assets	$721,133,136	$414,926,732	$260,325,262

	Growth & Income Fund	Equity Income Fund	Equity Growth Fund
Capital Paid-In
Institutional Shares	$363,441,814	$95,562,196	$59,178,185
Class A Shares	159,588	1,002	3,856
Class C Shares	2,001	1,002	1,000
Accumulated Realized Gain (Loss) on Investments and Foreign Currency	(13,489,546)	(9,493,861)	(29,267,247)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	8,318,338	6,509,944	107,219
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	508,041	161,338	54,316

Net Assets	$358,940,236	$92,741,621	$30,077,329

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

3.    NET ASSETS — Continued

	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund
Capital Paid-In
Institutional Shares	$49,350,994	$109,798,997	$50,586,813
Class A Shares	18,682	18,347	27,854
Class C Shares	1,000	1,000	34,513
Accumulated Realized Gain (Loss) on Investments and Foreign Currency	(11,716,972)	(21,237,706)	(258,702)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	2,019,185	(1,248,905)	2,699,141
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	(151,892)	450,408	487,466

Net Assets	$39,520,997	$87,782,141	$53,577,085

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
Capital Paid-In
Institutional Class	$162,782,423	$136,601,970	$56,659,864	$90,664,448	$165,548,631
A Class	75,087	3,468	240,832	73,464	1,002
C Class	1,002	1,003	1,002	1,002	1,002
Accumulated Realized Gain (Loss) on Investments	(1,899,955)	(209,572)	(195,600)	(3,897)	1,409,848
Net Unrealized Appreciation (Depreciation) on Investments	3,174,192	2,264,059	1,788,930	1,800,238	4,803,226
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	10,905	(71,880)	—	—	—

Net Assets	$164,143,654	$138,589,048	$58,495,028	$92,535,255	$171,763,709

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

4.    FORWARD FOREIGN CURRENCY CONTRACTS

A summary of forward foreign currency contracts in the International Equity Fund which were outstanding at November 30, 2002 is as follows:

Settlement Dates	Sell	Buy	Net Unrealized Appreciation/ (Depreciation)
12/2/02	USD 40,954	BPS 26,371	$79
2/10/03	BPS 1,300,000	EUR 2,026,090	(3,656)
2/14/03	YEN 350,000,000	EUR 2,918,552	26,740
12/3/02	USD 11,218	EUR 11,297	18
12/2/02	USD 33,428	SFR 49644	38
12/3/02	USD 34,834	SFR 51,763	64
12/2/02	DAK 9,438	USD 1,262	(3)
12/2/02	EUR 158,007	USD 156,980	(205)
12/3/02	BPS 5,346	USD 8,297	(19)
12/2/02	USD 122,992	YEN 15,017,365	(417)
12/3/02	USD 28,054	YEN 3,437,976	12
2/6/03	USD 384,974	CZK 12,400,000	14,602
2/6/03	USD 360,163	CZK 11,200,000	744
2/6/03	USD 409,543	HUF 103,000,000	15,932
2/6/03	USD 417,004	HUF 103,000,000	8,471
2/3/03	USD 93,503	PLN 390,000	2,572
1/13/03	USD 580,164	PLN 2,410,000	15,313
1/13/03	PLN 4,532,000	USD 1,054,689	(65,103)
2/3/03	PLN 230,000	USD 53,241	(3,419)
2/6/03	CZK 23,600,000	USD 766,109	5,626
2/3/03	PLN 160,000	USD 37,418	(1,997)
2/6/03	HUF 206,000,000	USD 797,244	(53,705)
2/26/03	CZK 29,218,150	USD 944,105	3,189
1/27/03	EUR 1,005,000	USD 998,468	1,630
1/27/03	EUR 498,000	USD 491,227	(2,728)

			$(36,222)

Currency Legend
CZK	Czech Koruna	PLN	Polish Zloty
GBP	British Pound	HUF	Hungary Forint
EUR	Euro	DAK	Danish Kroner
YEN	Japanese Yen	SFR	Swiss Franc
USD	US Dollar

Mercantile Funds, Inc.
Notes to Financial Statements — Continued
(Unaudited)

5.    FORWARD AGREEMENTS TO ENTER INTO AN INTEREST RATE SWAP

The following is a summary of open forward agreements to enter into an interest rates swap contract as of November 30, 2002.

	Notional Amount	Description	Unrealized Appreciation (Depreciation)
Maryland Tax-Exempt Bond Fund	$8,000,000	Forward agreement to enter into an interest rate swap contract with JP Morgan terminating July 1, 2022 to pay TBMA-Muni Swap Index quarterly and to receive a fixed rate of 4.774% semi-annually.	$(386,558)

Intermediate Tax-Exempt Bond Fund	$25,000,000	Forward agreement to enter into an interest rate swap contract with JP Morgan terminating July 1, 2012 to pay TBMA-Muni Swap Index quarterly and to receive a fixed rate of 4.21% semi-annually.	$(1,208,089)

National Tax-Exempt Bond Fund	$12,000,000	Forward agreement to enter into an interest rate swap contract with JP Morgan terminating July 1, 2022 to pay TBMA-Muni Swap Index quarterly and to receive a fixed rate of 4.774% semi-annually.	$(481,798)

6.    SECURITIES LENDING

At November 30, 2002, the value of securities loaned and cash collateral was as follows:

	Market Value of Securities Loaned	Value of Cash Collateral
Growth & Income Fund	$17,511,594	$18,099,600
Equity Income Fund	932,751	988,200
Equity Growth Fund	549,136	565,600
Diversified Real Estate Fund	1,420,000	1,475,000
Limited Maturity Bond Fund	5,642,094	5,797,675
Total Return Bond Fund	6,602,700	6,808,230

Mercantile Funds, Inc.
Notes to Financial Statements — Concluded
(Unaudited)

7.    PURCHASES & SALES OF SECURITIES

For the six months ended November 30, 2002, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth & Income Fund	$44,787,144	$41,280,197	$0	$0
Equity Income Fund	21,350,108	15,831,274	0	0
Equity Growth Fund	6,570,863	12,487,490	0	0
Capital Opportunities Fund	14,453,603	10,160,339	0	0
International Equity Fund	29,158,561	22,084,173	0	0
Diversified Real Estate Fund	12,795,126	1,757,570	0	0
Limited Maturity Bond Fund	48,984,291	34,094,819	26,190,239	16,024,913
Total Return Bond Fund	25,404,045	30,922,730	64,859,110	44,451,416
Maryland Tax-Exempt Bond Fund	36,200,061	29,898,728	0	0
Intermediate Tax-Exempt Bond Fund	59,056,325	40,616,375	0	0
National Tax-Exempt Bond Fund	109,170,370	70,441,210	0	0

8.    CAPITAL LOSS CARRYOVERS

At May 31, 2002, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Prime Money Market Fund	$64,591	2003 through 2006
Government Money Market Fund	128,496	2003 through 2010
Tax-Exempt Money Market Fund	13,803	2003 through 2008
Growth & Income Fund	9,364,909	2010
Equity Income Fund	2,114,953	2010
Equity Growth Fund	5,204,436	2010
Capital Opportunities Fund	6,946,391	2009 through 2010
International Equity Fund	15,868,033	2010
Maryland Tax-Exempt Bond Fund	387,368	2004 through 2009
Intermediate Tax-Exempt Bond Fund	706,161	2008 through 2009

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

9.     LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank with respect to all Funds except the International Equity Fund. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At November 30, 2002, the Funds had no outstanding borrowings under the line of credit. During the six months ended November 30, 2002, the following Funds borrowed amounts and paid interest as noted in the table below.

	Range of Borrowings	Interest Paid	Weighted Average Interest Rate
Equity Growth Fund	$140,441 - $508,942	$206	1.91%

IMPORTANT TAX INFORMATION
(Unaudited)

During the calendar year ended December 31, 2002, the distributions paid by the Funds were derived from the following:

	Net Investment Income and Short-Term Capital Gains (taxable as ordinary income)	Exempt Interest Dividends (excludable from gross income for Federal income tax purposes)	Long-Term Capital Gains (gains greater than one-year and less than 5-years)[3]	Long-Long Term Capital Gains (greater than 5-years)[3]
Prime Money Market	100.0%	0.0%	0.0%	0.0%
Government Money Market	100.0%	0.0%	0.0%	0.0%
Tax-Exempt Money Market	0.0%	100.0%	0.0%	0.0%
Growth & Income[1]	100.0%	0.0%	0.0%	0.0%
Equity Income[1]	100.0%	0.0%	0.0%	0.0%
Equity Growth[1]	100.0%	0.0%	0.0%	0.0%
International Equity[2]	100.0%	0.0%	0.0%	0.0%
Limited Maturity Bond	100.0%	0.0%	0.0%	0.0%
Total Return Bond	100.0%	0.0%	0.0%	0.0%
Maryland Tax-Exempt Bond	0.0%	100.0%	0.0%	0.0%
Intermediate Tax-Exempt Bond	0.0%	100.0%	0.0%	0.0%
National Tax-Exempt Bond	3.8%	81.5%	10.8%	3.9%

[1]	100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
[2]
The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

[3]
Beginning with the 2001 tax year, a lower capital gain rate of 8% may apply for taxpayers in the 15% ordinary income bracket or lower. The lower rate applies to property held at least five years and sold after December 31, 2000, and includes assets sold by a mutual fund. Some of the long-term capital gains in this column may qualify for this favorable treatment. This information will be reported in Box 2c on your 1099-DIV that mails in late January. Remember, you should not prepare your taxes until you receive all your official tax forms.

CAPITAL GAIN DISTRIBUTIONS

During the calendar year ending December 31, 2002, the Mercantile Funds distributed capital gains to shareholders of the National Tax-Exempt Bond Fund on December 11, 2002. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited elsewhere in the report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursuant to this requirement, these percentages are listed below:

	Short-Term	Long-Term	Long-Long Term
National Tax-Exempt Bond Fund	20.54%	58.47%	20.99%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains. Long-Long Term capital gain distributions may be taxable at a lower capital gain rate.

IMPORTANT TAX INFORMATION — Continued
(Unaudited)

Income by Country for the Mercantile International Equity Fund

Calendar Year Ended December 31, 2002

	Percentage of Gross Income:	Percentage of Taxes Paid:
Australia	1.86%	1.10%
Austria	0.73	0.94
Belgium	0.32	0.40
Brazil	0.05	0.00
Canada	0.71	0.89
Czech Republic	0.30	0.35
Denmark	0.50	0.64
Estonia	0.31	0.00
Finland	1.37	1.70
France	6.38	7.45
Germany	3.81	5.23
Hong Kong	1.97	0.00
Hungary	0.46	0.78
Indonesia	0.08	0.11
Ireland	0.17	0.12
Italy	7.49	8.75
Japan	6.48	8.33
Korea	0.28	0.00
Netherlands	8.41	9.73
New Zealand	0.20	0.25
Norway	3.87	4.97
Poland	1.37	1.75
Portugal	0.61	1.02
Singapore	0.19	0.35
Spain	1.66	2.09
Sweden	2.01	1.32
Switzerland	4.44	5.46
Turkey	-0.03	0.00
United Kingdom	41.98	36.27
United States	1.59	0.00
Venezuela	0.43	0.00

Total	100.00	100.00

Foreign taxes withheld as of December 31, 2002 were $225,468, or 11.15% of distributed income.

IMPORTANT TAX INFORMATION — Continued
(Unaudited)

Income by State for the Mercantile Funds

Calendar Year Ended December 31, 2002

	Tax-Exempt Money Market Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
Percentage of Income:
Alabama	0.00%	0.00%	2.95%	1.60%
Alaska	1.84%	0.00%	0.00%	0.00%
Arkansas	0.00%	0.00%	0.00%	0.93%
Arizona	3.05%	0.00%	7.64%	1.46%
California	0.13%	0.00%	0.02%	1.78%
Colorado	1.19%	0.00%	1.74%	9.22%
Connecticut	3.26%	0.00%	0.72%	3.29%
Delaware	0.00%	0.00%	1.65%	0.00%
District of Columbia	1.87%	1.36%	0.98%	0.00%
Florida	4.01%	0.00%	6.87%	5.53%
Georgia	0.53%	0.00%	9.52%	5.95%
Idaho	1.32%	0.00%	0.00%	0.00%
Illinois	5.87%	0.00%	5.04%	2.11%
Indiana	2.36%	0.00%	0.00%	0.00%
Iowa	0.00%	0.00%	1.87%	0.00%
Kansas	2.06%	0.00%	0.40%	2.30%
Kentucky	0.00%	0.00%	2.09%	1.30%
Louisiana	0.55%	0.00%	1.28%	2.16%
Maine	0.83%	0.00%	0.00%	0.00%
Maryland	5.11%	95.69%	4.61%	3.32%
Massachusetts	4.05%	0.00%	0.15%	5.05%
Michigan	2.61%	0.00%	2.57%	1.20%
Minnesota	5.82%	0.00%	0.00%	0.81%
Mississippi	2.16%	0.00%	0.44%	0.38%
Missouri	1.30%	0.00%	0.00%	1.70%
Nebraska	0.70%	0.00%	2.50%	0.67%
Nevada	3.77%	0.00%	0.00%	0.00%
New Jersey	1.55%	0.00%	5.51%	4.00%
New Mexico	1.48%	0.00%	0.00%	0.16%
New York	5.24%	0.00%	0.03%	2.92%
North Carolina	4.10%	0.00%	2.79%	0.82%
Ohio	5.36%	0.00%	7.61%	6.61%
Oklahoma	0.84%	0.00%	4.55%	0.00%
Oregon	0.95%	0.00%	0.79%	4.49%
Pennsylvania	8.45%	0.00%	8.02%	10.66%
Puerto Rico	0.00%	2.95%	0.20%	3.14%
Rhode Island	0.00%	0.00%	0.00%	1.86%
South Carolina	2.81%	0.00%	4.00%	2.58%
Tennessee	2.14%	0.00%	2.36%	2.28%
Texas	7.61%	0.00%	2.13%	3.30%
Utah	0.56%	0.00%	0.00%	1.09%
Virginia	1.76%	0.00%	3.43%	2.81%
Washington	0.79%	0.00%	0.00%	0.58%
Wisconsin	0.78%	0.00%	5.54%	1.94%
Wyoming	1.19%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	100.00%	100.00%

IMPORTANT TAX INFORMATION—Continued
(Unaudited)

Assets Held by State

As of Year Ended December 31, 2002

	Tax-Exempt Money Market Fund	Maryland Tax-Exempt Bond Fund	Intermediate Tax-Exempt Bond Fund	National Tax-Exempt Bond Fund
Alabama	0.00%	0.00%	1.63%	1.53%
Alaska	2.04	0.00	0.00	0.00
Arizona	3.62	0.00	2.32	0.81
Arkansas	0.00	0.00	0.00	0.90
California	0.00	0.00	1.52	1.37
Colorado	2.42	0.00	3.67	8.84
Connecticut	4.24	0.00	0.81	2.26
District Of Columbia	2.00	1.18	0.00	0.00
Florida	4.61	0.00	4.58	5.80
Georgia	0.41	0.00	7.08	8.56
Idaho	1.40	0.00	0.00	0.00
Illinois	6.08	0.00	3.41	1.06
Indiana	2.48	0.00	1.45	0.00
Iowa	0.00	0.00	1.54	0.00
Kansas	2.00	0.00	1.87	2.34
Kentucky	0.80	0.00	2.73	1.16
Louisiana	0.62	0.00	1.36	1.50
Maryland	5.76	91.10	6.28	3.92
Massachusetts	6.39	0.00	0.00	7.89
Michigan	1.58	0.00	1.31	3.18
Minnesota	4.56	0.00	0.00	0.62
Mississippi	2.57	0.00	0.00	0.00
Missouri	0.92	0.00	0.00	1.70
Nebraska	0.82	0.00	1.78	1.41
Nevada	2.00	0.00	0.00	0.00
New Jersey	2.00	0.00	6.11	4.82
New York	6.71	0.00	2.06	1.30
North Carolina	4.80	0.00	1.08	0.00
Ohio	5.53	0.00	6.23	5.50
Oklahoma	0.00	0.00	3.89	0.00
Oregon	1.04	0.00	0.00	3.98
Pennsylvania	7.98	0.00	10.97	8.53
Puerto Rico	0.00	1.50	2.04	2.73
Rhode Island	0.00	0.00	0.00	1.62
South Carolina	3.58	0.00	6.64	1.76
Tennessee	2.37	0.00	2.28	2.44
Texas	5.81	0.00	3.61	3.92
Utah	0.60	0.00	0.00	0.91
Virginia	0.00	0.00	1.02	2.64
Washington	0.00	0.00	1.07	0.00
Wisconsin	0.88	0.00	3.48	1.44
Wyoming	1.32	0.00	0.00	0.00
Other Mutual Funds	0.06	6.22	6.18	3.56

Total	100.00	100.00	100.00	100.00

IMPORTANT TAX INFORMATION—Concluded
(Unaudited)

Mercantile Funds that Hold U.S. Government Obligations

	Prime Money Market Fund	Government Money Market Fund	Capital Opportunities Fund	Limited Maturity Bond Fund	Total Return Bond Fund
Percentage of Income for the Calendar Year Ended
December 31, 2002:
Treasury Obligations	0.00%	0.00%	0.00%	6.02%	6.41%
Federal Agency Obligations	13.59	44.54	6.22	0.70	0.81
Other Agency Obligations	2.38	13.93	11.20	22.60	43.36
Federal Home Loan Mortgage Obligations	0.49	13.17	21.28	11.98	9.11
Other Obligations	83.54	28.36	61.30	58.70	40.31

Total	100.00	100.00	100.00	100.00	100.00
Percentage of Assets held on December 31, 2002:
Treasury Obligations	0.00%	0.00%	0.00%	15.10%	7.50%
Federal Agency Obligations	8.10	38.90	0.00	6.80	1.40
Other Agency Obligations	2.10	15.50	0.00	21.50	33.80
Federal Home Loan Mortgage Obligations	0.00	17.20	6.60	1.70	15.10
Other Obligations	89.80	28.40	93.40	54.90	42.20

Total	100.00	100.00	100.00	100.00	100.00

Investment Advisor and Administrator:

Mercantile Capital Advisors, Inc.
Baltimore, Maryland

Custodian (except for the International Equity Fund)

The Fifth Third Bank
Cincinnati, Ohio

Distributor and Transfer Agent:

BISYS Fund Services
Columbus, Ohio

Custodian for the International Equity Fund:

State Street Bank & Trust Company
Boston, Massachusetts

This report is submitted for the general information of the shareholders of Mercantile. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit & Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.

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